     As filed with the Securities and Exchange Commission on February 26, 2010
Registration No. 333-19725
Registration No. 811-08017

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☐
Pre-Effective Amendment No. ☐
Post-Effective Amendment No. [24] ☑
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☐
Amendment No. [63] ☑
(Check appropriate box or boxes)

ANNUITY INVESTORS VARIABLE ACCOUNT B
(Exact Name of Registrant)
ANNUITY INVESTORS LIFE INSURANCE COMPANY ®
(Name of Depositor)
P.O. Box 5423
Cincinnati, Ohio 45201-5423
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number (800) 789-6771

Copy to:
MARK F. MUETHING, ESQ.	JOHN P. GRUBER, ESQ.
Executive Vice President and Secretary	Annuity Investors Life Insurance Company
Annuity Investors Life Insurance Company	P.O. Box 5423
P.O. Box 5423	Cincinnati, Ohio 45201-5423
Cincinnati, Ohio 45201-5423
(Name and Address of Agent for Service)	KEVIN L. COONEY, ESQ.
Frost Brown Todd LLC
2200 PNC Center, 201 East Fifth Street
Cincinnati, Ohio 45202-4182

Approximate Date of Proposed Public Offering: Continuous Offering
It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of rule 485

☐	on (date) pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☑	on (May 1, 2010) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Offered:	The Commodore Spirit ® Individual and Group Flexible Premium Deferred Annuities

ANNUITY INVESTORS VARIABLE ACCOUNT B
The Commodore Spirit®
File No. 333-19725
Cross-Reference Sheet

Form N-4 Part A Item No.			Heading in Prospectus

1.	Cover Page		Cover Page

2.	Definitions		Definitions

3.	Synopsis		Expense Tables; Overview

4.	Condensed Financial Information

	(a)	Accumulation unit values	Condensed Financial Information, Appendix A

	(b)	Financial Statements	Financial Statements

5.	General Description of Registrant, Depositor and Portfolio Companies

	(a)	Depositor	Annuity Investors Life Insurance Company ®

	(b)	Registrant	The Separate Account

	(c)	Portfolio Companies	The Portfolios

	(d)	Prospectus	The Portfolios

	(e)	Voting	Voting of Portfolio Shares

	(f)	Administrator	Not Applicable

6.	Deductions and Expenses

	(a)	Deductions	Charges and Deductions

	(b)	Sales load	Not Applicable

	(c)	Special purchase plans	Not Applicable

	(d)	Commissions	Distribution of Variable Annuity Contracts

	(e)	Portfolio company expenses	Expense Tables; Expenses of the Portfolios

	(f)	Operating expenses	Expense Tables

7.	General Description of Variable Annuity Contracts

	(a)	Persons with rights	Persons with Rights Under a Contract; Voting of Portfolio Shares

	(b)	(i) Allocations of Premium Payments	Purchase Payments and Allocations to Investment Options

		(ii) Transfers	Transfers

		(iii) Exchanges	Additions, Deletions or Substitutions of Subaccounts

Form N-4 Part A Item No.			Heading in Prospectus

	(c)	Changes in contracts or operations	Additions, Deletions or Substitutions of Subaccounts

	(d)	Inquiries	How Do I Contact the Company?

	(e)	Frequent transfer risks	Restrictions on Transfers; Disruptive Trading, Market Timing and Frequent Transfers; Appendix B

8.	Annuity Period		Annuity Benefit

9.	Death Benefit		Death Benefit

10.	Purchases and Contract Values

	(a)	Purchases	Purchase Payments and Allocation to Investment Options — Allocations; Account Value

	(b)	Valuation	Account Value; Definitions; Charges and Deductions

	(c)	Daily calculation	Account Value; Accumulation Units; Definitions

	(d)	Underwriter	Distribution of Variable Annuity Contracts

11.	Redemptions

	(a)	By owner By annuitant	Withdrawals and Surrenders Not Applicable

		By annuitant	Not Applicable

	(b)	Texas Optional Retirement Program	Texas Optional Retirement Program

	(c)	Check delay	Withdrawals and Surrenders

	(d)	Involuntary redemption	Termination

	(e)	Free look	Right to Cancel

12.	Taxes		Federal Tax Matters

13.	Legal Proceedings		Annuity Investors Life Insurance Company

14.	Table of Contents for Statement of Additional Information		Statement of Additional Information

Form N-4 Part B Item No.			Heading in Prospectus or SAI (as indicated)

15.	Cover Page		(SAI) Cover Page

16.	Table of Contents		(SAI) Table of Contents

17.	General Information and History		(SAI) General Information and History

18.	Services

	(a)	Fees and expenses of registrant	(Prospectus) Expense Tables

	(b)	Management contracts	Not Applicable

Form N-4 Part A Item No.			Heading in Prospectus

	(c)	Custodian	Not Applicable

		Independent auditors	(SAI) Experts

	(d)	Assets of registrant	Not Applicable

	(e)	Affiliated persons	Not Applicable

	(f)	Principal underwriter	Not Applicable

19.	Purchase of Securities Being Offered

	(a)	Purchases	(Prospectus) Distribution of Variable Annuity Contracts

	(b)	Sales load	Not Applicable

	(c)	Frequent transfer arrangements	(Prospectus) Restrictions on Transfers; Disruptive Trading, Market Timing and Frequent Transfers; Appendix B

20.	Underwriters		(Prospectus) Distribution of Variable Annuity Contracts

21.	Calculation of Performance Data

	(a)	Money market funded subaccounts	(SAI) Money Market Subaccount Standardized Yield Calculation

	(b)	Other Subaccounts	(SAI) Average Annual Total Return Calculation; Cumulative Total Return Calculation; Standardized Average Annual Total Return Date; Non Standardized Average Annual Total Return Data

22.	Annuity Payments		(SAI) Fixed Dollar Benefit; Variable Dollar Benefit; Benefits Units-Transfer Formulas

23.	Financial Statements		(SAI) Financial Statements

Part C
Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of the Registration Statement.
CINLibrary 0029645.0553978 2071502v2

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
ANNUITY INVESTORS® VARIABLE ACCOUNT B
THE COMMODORE SPIRIT®
PROSPECTUS FOR INDIVIDUAL AND GROUP FLEXIBLE PREMIUM DEFERRED ANNUITIES
PROSPECTUS DATED MAY 1, 2010
This prospectus describes individual and group flexible premium deferred annuity contracts. The individual contracts and interests in the group contracts are referred to in this prospectus as the “Contracts.” Annuity Investors Life Insurance Company® (the “Company”) is the issuer of the Contracts.
The Contracts offer both variable and fixed investment options. The variable investment options under the Contracts are Subaccounts of Annuity Investors® Variable Account B (the “Separate Account”). The Contracts currently offers the Subaccounts listed below. Each Subaccount is invested in shares of a registered investment company or a portfolio thereof (each, a “Portfolio”). The Portfolios are listed below.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Financial Investors Variable Insurance Trust -Ibbotson Balanced ETF Asset Allocation Portfolio-Class II
-Invesco V.I. Capital Development Fund-Series I Shares	-Ibbotson Conservative ETF Asset Allocation Portfolio-Class II
(formerly AIM V.I. Capital Development Fund)	-Ibbotson Growth ETF Asset Allocation Portfolio-Class II
-Invesco V.I. Core Equity Fund-Series I Shares	-Ibbotson Income/Growth ETF Asset Allocation Portfolio-Class II
(formerly AIM V.I. Core Equity Fund)
-Invesco V.I. Financial Services Fund-Series I Shares	Franklin Templeton Variable Insurance Products Trust
(formerly AIM V.I. Financial Services Fund)	-Templeton Foreign Securities Fund-Class 2
-Invesco V.I. Global Health Care Fund -Series I Shares
(formerly AIM V.I. Capital Development Fund)	Janus Aspen Series
-Invesco V.I. High Yield Fund-Series I Shares	-Balanced Portfolio-Institutional Shares
(formerly AIM V.I. High Yield Fund)	-Enterprise Portfolio-Institutional Shares
-Invesco V. I. Small Cap Equity Fund-Series I Shares	-Forty Portfolio-Institutional Shares
(formerly AIM V.I. Small Cap Equity Fund)	-Janus Portfolio-Service Shares —Institutional Shares
-Overseas Portfolio-Institutional Shares

American Century Variable Portfolios
-Large Company Value Fund-Class I	Oppenheimer Variable Account Funds
-Mid Cap Value Fund-Class I	-Balanced Fund-Non-Service Shares
-Ultra® Fund-Class I	-Capital Appreciation Fund-Non-Service Shares
-Vista SM Fund-Class I	-Main Street Fund®-Non-Service Shares

Calamos®Advisors Trust	PIMCO Variable Insurance Trust
-Growth and Income Portfolio	-Real Return Portfolio-Administrative Class
-Total Return Portfolio-Administrative Class
Davis Variable Account Fund, Inc.
-Value Portfolio	Van Kampen-The Universal Institutional Funds, Inc.
-Mid-Cap Growth Portfolio-Class I
Dreyfus Investment Portfolios	-U.S. Mid Cap Value Portfolio-Class I
-MidCap Stock Portfolio-Service Shares	-U.S. Real Estate Portfolio-Class I
-Technology Growth Portfolio-Initial Shares	-Value Portfolio-Class I

The Dreyfus Socially Responsible Growth Fund, Inc.-IS	Wilshire Variable Insurance Trust
-2015 ETF Fund
Dreyfus Stock Index Fund, Inc.-Institutional Shares	-2025 ETF Fund
-2035 ETF Fund
Dreyfus Variable Investment Funds
-Appreciation Portfolio-Initial Shares
-Growth and Income Portfolio-Initial Shares
-Money Market Portfolio
-Opportunistic Small Cap Portfolio (formerly Developing Leaders Portfolio)-Initial Shares

i

The fixed investment options are provided through the Company’s Fixed Account. The Contracts currently offers the following fixed investment options:
•	Fixed Accumulation Account

•	One-Year Guaranteed Interest Rate Option

•	Three-Year Guaranteed Interest Rate Option

•	Five-Year Guaranteed Interest Rate Option

•	Seven-Year Guaranteed Interest Rate Option
The Contracts are available for tax-qualified and non-tax-qualified annuity purchases. All Contracts are designed to be eligible for tax-deferred treatment during the Accumulation Period. The tax treatment of annuities is discussed in the Federal Tax Matters section of this prospectus.
This prospectus includes information you should know before investing in the Contracts. This prospectus is not complete without the current prospectuses for the Portfolios. Please keep this prospectus and the Portfolio prospectuses for future reference.
A Statement of Additional Information (“SAI”), dated May 1, 2010, contains more information about the Separate Account and the Contracts. The Company filed the SAI with the Securities and Exchange Commission. It is part of this prospectus. For a free copy, complete and return the form on the last page of this prospectus, or call the Company at 1-800-789-6771. You may also access the SAI (as well as all other information regarding the Contracts, the Separate Account or the Company) at the Securities and Exchange Commission’s Web site: http://www.sec.gov. The registration number is 333-19725. The table of contents for the SAI is printed on the last page of this prospectus.
NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

These securities may be sold by a bank or credit union, but are not financial institution products.
•	The Contracts are Not FDIC or NCUSIF Insured
•	The Contracts are Obligations of the Company and Not of the Bank or Credit Union
•	The Bank or Credit Union Does Not Guarantee the Company’s Obligations Under the Contracts
•	The Contracts Involve Investment Risk and May Lose Value
Right to Cancel
You may cancel a Contract within 20 days after you receive it. The right to cancel may be longer in some states. In many states, you will bear the risk of investment gain or loss on any amounts allocated to the Subaccounts prior to cancellation. The right to cancel may not apply to group Contracts. The right to cancel is described more fully in the Right to Cancel section of this prospectus.
Overview
A brief overview of the Contracts is included on pages 6-8 of this prospectus.

DELIVERY OF DOCUMENTS TO CONTRACT OWNERS	34
Reports and Confirmations	34
Householding — Revocation of Consent	34
Electronic Delivery of Required Documents	34
THE REGISTRATION STATEMENT	34
STATEMENT OF ADDITIONAL INFORMATION	35

EX-99

DEFINITIONS
The capitalized terms defined on this page will have the meanings given to them when used in this prospectus. Other terms which may have a specific meaning under the Contracts, but which are not defined on this page, will be explained in the section of this prospectus where they are primarily used.
Account Value
The value of a Contract during the Accumulation Period. It is equal to the sum of the value of the Owner’s interest in the Subaccounts and the Owner’s interest in the Fixed Account options.
Accumulation Period
The period during which purchase payments and accumulated earnings are invested according to the investment options elected. The Accumulation Period ends when a Contract is annuitized or surrendered in full, or on the Death Benefit Valuation Date.
Accumulation Unit
A share of a Subaccount that an Owner purchases during the Accumulation Period.
Accumulation Unit Value
The value of an Accumulation Unit at the end of a Valuation Period.
Annuity Commencement Date
The first day of the first payment interval for which an annuity benefit payment is to be made. For tax qualified forms, the Annuity Commencement Date generally must be no later than the Contract anniversary following the Owner’s 70th birthday. For non-tax qualified forms, the Annuity Commencement Date is generally the Owner’s 85th birthday, or five years after the Contract’s effective date, if later.
Benefit Payment Period
The period during which either annuity benefit or death benefit payments are paid under a settlement option. The Benefit Payment Period begins on the first day of the first payment interval in which a benefit payment will be paid.
Benefit Unit
A share of a Subaccount that is used to determine the amount of each variable dollar benefit payment during the Benefit Payment Period.
Benefit Unit Value
The value of a Benefit Unit at the end of a Valuation Period.
Company
Annuity Investors Life Insurance Company. The words “we” “us” and “our” also refer to the Company.
Death Benefit Valuation Date
The date the death benefit is valued. It is the date that the Company receives both proof of the death of the Owner and instructions as to how the death benefit will be paid. If instructions are not received within one year of the date of death, the Death Benefit Valuation Date will be one year after the date of death.
Good Order
We cannot process information or a request until we have received your instructions in “good order” at our Administrative Offices. We will consider information or a request to be in “good order” when we have actually received a Written Request, along with all the information and other legal documentation that we require to process the information or request. To be in “good order,” instructions must be sufficiently clear so that we do not need to exercise any discretion to process the information or request

Net Asset Value
The price computed by or for each Portfolio, no less frequently than each Valuation Period, at which the Portfolio’s shares or units are redeemed in accordance with the rules of the SEC.
Net Investment Factor
The factor that represents the percentage change in the Accumulation Unit Values and Benefit Unit Values from one Valuation Period to the next. See the Glossary of Financial Terms of this prospectus for an explanation of how the Net Investment Factor is calculated.
Owner
For purposes of this prospectus, references to the Owner means the owner of an individual annuity contract or the participant in a group annuity contract (even though the participant is not the owner of the group contract itself.) The words “you” and “your” also refer to the Owner.
Portfolio
A registered investment company or a portfolio of a registered investment company in which the corresponding Subaccount invests. The Portfolios are listed on the cover page of this prospectus.
Purchase Payments
An amount paid to us for this Contract, less any fee charged by the person remitting payments and the deduction of applicable premium or other taxes.
SEC
Securities and Exchange Commission.
Separate Account
Annuity Investors Variable Account B, which is an account that was established and is maintained by the Company.
Subaccount
A subdivision of the Separate Account. Each Subaccount invests in the shares of the corresponding Portfolio listed on the cover page of this Prospectus.
Tax-Qualified Contract
A contract that is intended to qualify for special tax treatment for retirement savings. The Contract specifications page indicates whether this Contract is a Tax-Qualified Contract.
Valuation Date
A day on which Accumulation Unit Values and Benefit Unit Values can be calculated. Each day that the New York Stock Exchange is open for business is a Valuation Date.
Valuation Period
The period starting at the close of regular trading on the New York Stock Exchange on any Valuation Date and ending at the close of trading on the next succeeding Valuation Date.
Written Request
Information provided to us or a request made to us that is:
•	complete and satisfactory to us;
•	on our form or in a manner satisfactory to us; and
•	received by us at our Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423.
To obtain one of our forms, contact us at the above address, or call us at 1-800-789-6771.
A Written Request may, at our discretion, be made by telephone or electronic means.
We will treat a Written Request as a standing order. It may be modified or revoked only by a subsequent Written Request, when permitted by the terms of the Contract. A Written Request is subject to (1) any payment that we make before we acknowledge the Written Request and (2) any other action that we take before we acknowledge the Written Request.
Additional Details
The Statement of Additional Information contains more information about Accumulation Units and Benefit Units. It also contains the formula for determining the Net Investment Factor for any Subaccount for any Valuation Period and an explanation of how the following values are calculated:

•	Variable account value

•	Fixed account value

•	Accumulation Unit Values; and

•	Benefit Unit values

EXPENSE TABLES
These tables describe the fees and expenses that you will pay when you buy, hold or withdraw amounts from the Contract.
Table A: Contract Owner Transaction Expenses
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, withdrawal amounts from the Contract, surrender the Contract, transfer cash value between investment options or borrow money under the Contract. Premium taxes may also be deducted.

	Current	Maximum

Maximum Contingent Deferred Sales Charge (as to purchase payments only)	7.00%	7.00%

Transfer Fee
This fee currently applies to transfers in excess of 12 in any Contract Year.	$25	$30

Annual Automatic Transfer Program Fee	None	$30

Annual Systematic Withdrawal Fee	None	$30

Loan Interest Spread
The Loan Interest Spread is the difference between the amount of interest we charge you for a loan and the amount of interest we credit to that portion of the Contract used to secure the loan.	3.00%		%

Table B: Annual Expenses
The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses. Separate Account annual expenses are shown as a percentage of the average value of the Owner’s interest in the Subaccounts.

			Enhanced Contracts
	Standard	Enhanced	with Administration
	Contracts	Contracts	Charge Waived

Annual Contract Maintenance Fee	$30	$30	$30

Separate Account Annual Expenses

Mortality and Expense Risk Charge	1.25%	0.95%	0.95%

Administration Charge
When we also expect to incur reduced administrative expenses, we may waive the Administration Charge	0.15%	0.15%	0.00%

Total Separate Account Annual Expenses	1.40%	1.10%	0.95%

If you surrender your Contract, we will apply the contract maintenance fee at that time.
Table C: Total Annual Portfolio Operating Expenses
The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. These expenses that are deducted from Portfolio assets, including management fees, distribution and service (12b-1) fees, acquired fund fees and expense, and other expenses. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.
TO BE UPDATED BY 485(B) POST EFFECTIVE AMENDMENT

	Minimum	Maximum

Before any fee reduction or expense reimbursement	%	%

After contractual fee reductions and/or expense reimbursements Contractual fee reductions and/or expense reimbursements related to a Portfolio will continue for a period that ends on a specific date. These periods will end on April 30, 2010 or May 1, 2010.
	%	%

The information about Portfolio expenses that the Company used to prepare this table was provided to the Company by the Portfolios. The Company has not independently verified the Portfolio expense information. The minimum and maximum expenses shown in the table are for the year ended December 31, 2009. Actual expenses of a Portfolio in future years may be higher or lower.
The Portfolios in the Financial Investors Variable Insurance Trust and the Wilshire Variable Insurance Trust are structured as “fund of funds” and invest in other investment companies (“Acquired Funds”). As a result, each Ibbotson portfolio and each Wilshire portfolio will likely incur higher expenses than fund that invest directly in securities.
The minimum expenses, both before and after any fee reduction and/or expense reimbursement, are the expenses of the Dreyfus Stock Index Fund, Inc.
The maximum expenses before and after fee reductions and/or expense reimbursements are the expenses of the Wilshire 2035 ETF Fund. The adviser to this Wilshire Fund has contractually agreed to waive fees and/or reimburse expenses through December 31, 2010, so that the total annual operating expenses for the Wilshire Fund, excluding the fees and expenses of the Acquired Fund, will not exceed 0.60% (“expense limitation”). Prior to December 22, 2008, the expense limitation was 0.50%. The Wilshire Fund, for a period not to exceed three years from commencement of operations, will repay its adviser any expenses in excess of the expense limitation, provided the Wilshire Fund is able to effect such reimbursement and remain in compliance with the expense limitation.
Examples
These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses (described in Table A above), the annual contract maintenance fee and the Separate Account annual expenses (described in Table B above), and Portfolio operating expenses (described in Table C above). Your actual costs may be higher or lower than the costs shown in the examples.
TO BE UPDATED BY 485(B) POST EFFECTIVE AMENDMENT
Example 1: Contract with Maximum Fund Operating Expenses
Assumptions
•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•	The annual contract maintenance fee, the maximum Separate Account annual expenses, the maximum rider charge of 1.20% and the maximum Portfolio expenses are incurred.

In this table, we assume that you surrender your Contract at the end of the period or you annuitize your Contract for a fixed period of less than 10 years at the end of the period. We also assume that the applicable contingent deferred sales charge is incurred. In this case, your costs would be:

	1 year	3 years	5 years	10 years

Before reimbursement	$	$	$	$

After reimbursement	$	$	$	$

In this table, we assume that you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contract for life or for a fixed period of 10 years or more at the end of the period. In this case, your costs would be:

	1 year	3 years	5 years	10 years

Before reimbursement	$	$	$	$

After reimbursement	$	$	$	$

Example 2: Contract with Minimum Fund Operating Expenses
Assumptions
•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•	The annual contract maintenance fee, the Separate Account annual expenses, and the minimum Portfolio expenses are incurred.

In this table, we assume that you surrender your Contract at the end of the period or you annuitize your Contract for a fixed period of less than 10 years at the end of the period. We also assume that the applicable contingent deferred sales charge is incurred. In this case, your costs would be:

1 year	3 years	5 years	10 years
$	$	$	$

In this table, we assume that you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contract for life or for a fixed period of 10 years or more at the end of the period. In this case, your costs would be:

1 year	3 years	5 years	10 years
$	$	$	$

By comparing the costs shown in the tables above, you can see the impact of contingent deferred sales charges on your costs.
FINANCIAL INFORMATION
Condensed Financial Information
Condensed financial information for the Contracts is set forth in Appendix A to this prospectus. It includes

•	year-end accumulation unit values for each Subaccount for each of the last 10 fiscal years through December 31, 2009, or from the end of the year of inception of a Subaccount, if later, to December 31, 2009; and

•	number of accumulation units outstanding as of the end of each period.
Financial Statements
The financial statements and reports of the independent registered public accounting firm of the Company and of the Separate Account are included in the Statement of Additional Information.
OVERVIEW
What is the Separate Account?
The Separate Account is a unit investment trust registered with the SEC under the Investment Company Act of 1940. The Separate Account is divided into Subaccounts. Each Subaccount is invested in one of the Portfolios listed on the cover page of this prospectus. If you choose a variable investment option, you are investing in the Subaccounts, not directly in the Portfolios.
What Are the Contracts?
The Contracts are individual and group deferred annuities, which are insurance products. The Contracts are sold with either a standard fee structure or with the administration charge waived, as described in the Expense Tables of this prospectus. The Contracts are available in both tax-qualified and non-tax-qualified forms, both of which are designed to be eligible for tax-deferred investment status. See the Federal Tax Matters section of this prospectus for more information about tax qualifications and taxation of annuities in general. During the Accumulation Period, the amounts you contribute can be allocated among any of the then available variable investment options and Fixed Account options. The variable investment options are the Subaccounts of the Separate Account, each of which is invested in a Portfolio. The Owner bears the risk of any investment gain or loss on amounts allocated to the Subaccounts. The Fixed Account options earn a rate of interest declared from time to time by the Company, which will be no less than the minimum interest rate permitted under the law of the state when and where the Contract is issued. The Company guarantees amounts invested in the Fixed Account options and the earnings thereon so long as those amounts remain in the Fixed Account.
During the Benefit Payment Period, payments can be allocated between variable dollar and fixed dollar options. If a variable dollar option is selected, Benefit Units can be allocated to any of the same Subaccounts that are available during the Accumulation Period.
What Benefits Are Available under the Contract?

Annuity Benefit	When the Contract is annuitized, we promise to pay a stream of Annuity Benefit payments for the duration of the settlement option selected.

Death Benefit	A Death Benefit will be paid under the Contract if the Owner dies during the Accumulation Period.
What Are the Risks Related to the Contract?
The variable investment options to which you allocate Purchase Payments may lose value, which would cause your Account Value to decrease. We may not be able to pay claims related to the annuity or death benefits. A penalty tax may be imposed at the time of a withdrawal or a surrender depending on your age and other circumstances.
How Do I Purchase or Cancel a Contract?
The requirements to purchase a Contract are explained in The Contracts section of this prospectus. You may purchase a Contract only through a licensed securities representative. You may cancel a Contract within twenty days after you receive it (the right to cancel may be longer in some states). In many states, you will bear the risk of investment gain or loss on any amounts allocated to the Subaccounts prior to cancellation. The right to cancel may not apply to group Contracts. The right to cancel is described in the Right to Cancel section of this prospectus.
Will Any Penalties or Charges Apply If I Make Withdrawals or Surrender a Contract?
A contingent deferred sales charge (“CDSC”) may apply to amounts withdrawn or surrendered depending on the timing and amount of the withdrawal or surrender. The maximum CDSC is 8% for each purchase payment. The CDSC percentage decreases over by 1% annually to 0% after seven years from the date of receipt of each purchase payment. The CDSC will be waived in its entirety following the tenth Contract Anniversary for Contracts issued pursuant to Internal Revenue Code Section 403(b) (if the Contract is issued without an employer plan endorsement), including those issued to Contract Owners in the Texas Teachers Retirement System. Withdrawal and surrender procedures and the CDSC are described in the Surrender and Withdrawals section of this prospectus. A penalty tax may also be imposed at the time of a withdrawal or surrender depending on your age and other circumstances of the surrender. Tax consequences of a withdrawal or surrender are described in the Federal Tax Matters section of this prospectus. The right to make withdrawals or surrender may be restricted under certain tax-qualified retirement plans.
What Other Charges and Deductions Apply to the Contract?
Other than the CDSC, the Company will charge the fees and charges listed below unless the Company reduces or waives the fee or charge as discussed in the Charges and Deductions section of this prospectus:
•	a transfer fee for certain transfers among investment options;
•	an annual contract maintenance fee, which is assessed only against investments in the Subaccounts;
•	a mortality and expense risk charge, which is an expense of the Separate Account and charged against all assets in the Subaccounts (this charge may never be entirely waived);
•	an administration charge, which is an expense of the Separate Account and charged against all assets in the Subaccounts; and
•	premium taxes, if any.
In addition to charges and deductions under the Contracts, the Portfolios incur expenses that are passed through to Owners. Portfolio expenses for the fiscal year ended December 31, 2009 are described in the prospectuses and SAIs for the Portfolios.
How Do I Contact the Company?
Any questions or inquiries should be directed to the Company’s Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423, 1-800 789-6771. Please include the Contract number and the Owner’s name. You may also call the Company at 1-800 789-6771, or visit us at our web site, www.gafri.com, to request a copy.

THE PORTFOLIOS
Overview
The Separate Account currently offers the following Subaccounts, each of which is invested in a Portfolio with its own investment objectives and policies. The current Portfolio prospectuses, which accompany this prospectus, contain additional information concerning the investment objectives and policies of each Portfolio, the investment advisory services and administrative services of each Portfolio and the charges of each Portfolio. There is no assurance that the Portfolios will achieve their stated objectives. The SEC does not supervise the management or the investment practices and/or policies of any of the Portfolios. You should read the Portfolio prospectuses carefully before making any decision concerning the allocation of purchase payments to, or transfers among, the Subaccounts. For a copy of any prospectus of any Portfolio, which contains more complete information about the Portfolio, contact us at our Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-4523, call us at 1-800-789-6771, or go to our website at www.gafri.com.
The Company and/or its affiliates may directly or indirectly receive payments from the Portfolios and/or their service providers (investment advisers, administrators and/or distributors) in connection with certain administrative, marketing and other services provided by the Company and/or its affiliates and expenses incurred by the Company and/or its affiliates. The Company and/or its affiliates generally receive three types of payments: Rule 12b-1 fees, support fees and other payments. The Company and its affiliates may use the proceeds from these payments for any corporate purpose, including payment of expense related to promoting, issuing, distributing and administering the Contracts, marketing the underlying Portfolios, and administering the Separate Account. The Company and its affiliates may profit from these payments. More information about these payments is included in the Statement of Additional Information.
Portfolios, Share Classes, Advisors and Portfolio Investment Categories

PORTFOLIO	SHARE CLASS	ADVISOR	INVESTMENT CATEGORY

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Capital Development Fund (formerly AIM V.I. Capital Development Fund)	Series I	Invesco Advisors, Inc.	Mid cap growth
Invesco V.I. Core Equity Fund (formerly AIM V.I. Core Equity Fund)	Series I	Invesco Advisors, Inc.	Large cap blend
Invesco V.I. Financial Services Fund (formerly AIM V.I. Financial Services Fund)	Series I	Invesco Advisors, Inc.	Sector
Invesco V.I. Global Health Fund (formerly AIM V.I. Global Health Fund)	Series I	Invesco Advisors, Inc.	Sector
Invesco V.I. High Yield Fund (formerly AIM V.I. High Yield Fund)	Series I	Invesco Advisors, Inc.	[ * ]
Invesco V.I. Small Cap Equity Fund (formerly AIM V.I. Small Cap Equity Fund)	Series I	Invesco Advisors, Inc.	Small cap blend

American Century Variable Portfolios, Inc.
Large Company Value Fund	Class I	American Century Investment Management	Large cap value
Mid Cap Value Fund	Class I	American Century Investment Management	Mid cap value
Ultra® Fund	Class I	American Century Investment Management	Large cap growth
VistaSM Fund	Class I	American Century Investment Management	Mid cap growth

Calamos® Advisors Trust
Growth and Income Portfolio	n/a	Calamos Advisors LLC	Convertibles

Davis Variable Account Fund, Inc.
Value Portfolio	n/a	Davis Selected Advisers, L.P. Sub-Adviser: Davis Selected Advisers-NY, Inc.	Large cap blend

Dreyfus Portfolios
Dreyfus Investment Portfolios MidCap Stock Portfolio	Service	The Dreyfus Corporatoin	Mid cap blend
Dreyfus Investment Portfolios Technology Growth Portfolio	Initial	The Dreyfus Corporation	Sector
The Dreyfus Socially Responsible Growth Fund, Inc.	Institutional	The Dreyfus Corporation	Large cap growth
Dreyfus Stock Index Fund, Inc.	Institutional	The Dreyfus Corporation (Index Mgr: Mellon Capital Management Corp*)	Large cap blend

PORTFOLIO	SHARE CLASS	ADVISOR	INVESTMENT CATEGORY
Dreyfus Variable Investment Fund Appreciation Portfolio	Initial	The Dreyfus Corporation	Large cap blend
Dreyfus Variable Investment Fund Growth and Income Portfolio	Initial	The Dreyfus Corporation	[ * ]
Dreyfus Variable Investment Fund Money Market Portfolio	N/A	The Dreyfus Corporation	Money market
Dreyfus Variable Investment Fund Opportunistic Small Cap Portfolio (formerly Developing Leaders Portfolio)	Initial	The Dreyfus Corporation	[ * ]

Financial Investors Variable Insurance Trust
Ibbotson Balanced ETF Asset Allocation Portfolio	Class II	ALPS Advisers, Inc.	Asset allocation
Ibbotson Conservative ETF Asset Allocation Portfolio	Class II	ALPS Advisers, Inc.	Asset allocation
Ibbotson Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisers, Inc.	Asset allocation
Ibbotson Income and Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisers, Inc.	Asset allocation

Franklin Templeton Variable Insurance Products Trust
Templeton Foreign Securities Fund	Class 2	Templeton Investment Counsel, LLC	Foreign large cap value

Janus Aspen Series
Balanced Portfolio	Institutional	Janus Capital Management	Balanced
Enterprise Portfolio	Institutional	Janus Capital Management	Mid cap growth
Forty Portfolio	Institutional	Janus Capital Management	[ * ]
Janus Portfolio	Institutional	Janus Capital Management	Large cap growth
Overseas Portfolio	Institutional	Janus Capital Management	Foreign large cap growth

Oppenheimer Variable Account Funds
Balanced Fund	Service	OppenheimerFunds	[ * ]
Capital Appreciation Fund	Non-Service	OppenheimerFunds	Large cap growth
Main Street Fund®	Non-Service	OppenheimerFunds	Large cap blend

PIMCO Variable Insurance Trust
Real Return Portfolio	Administrative	Pacific Investment Management Company	Inflation-indexed bond
Total Return Portfolio	Administrative	Pacific Investment Management Company	Intermediate term bond

Van Kampen—The Universal Institutional Funds, Inc.
Mid Cap Growth Portfolio	Class I	Van Kampen**	Mid cap growth
U.S. Mid Cap Value Portfolio	Class I	Van Kampen**	Mid cap value
U.S. Real Estate Portfolio	Class I	Van Kampen**	Specialty real estate
Value Portfolio	Class I	Van Kampen**	Large cap value

Wilshire
2015 ETF Fund	n/a	Wilshire Associates Incorporated	Target maturity
2025 ETF Fund	n/a	Wilshire Associates Incorporated	Target maturity
2035 ETF Fund	n/a	Wilshire Associates Incorporated	Target maturity

*	An affiliate of The Dreyfus Corporation.

**	Morgan Stanley Investment Management Inc. sometimes does business as Van Kampen.

Each Ibbotson Portfolio and each Wilshire Portfolio listed in the table above is structured as a “fund of funds”. A “fund of funds” attempts to achieve its investment objective by investing in other investment companies (each, an “Acquired Fund”), which in turn invests directly in securities. Each Ibbotson Portfolio and each Wilshire Portfolio indirectly incurs a proportionate share of the expenses of each Acquired Fund in which it invests. As a result of this fund of funds structure, the Ibbotson Portfolios and the Wilshire Portfolios will likely incur higher expenses than funds that invest directly in securities.

THE FIXED ACCOUNTS
The currently available Fixed Account investment options are:

•	Fixed Accumulation Account Option

•	Three-Year Guaranteed Interest Rate Option

•	One-Year Guaranteed Interest Rate Option

•	Five-Year Guaranteed Interest Rate Option

•	Seven-Year Guaranteed Interest Rate Option

Amounts allocated to the Fixed Account options will receive interest at a rate no less than the minimum interest rate permitted under the law of the state when and where the Contract is issued. The interest rate credited to each purchase payment allocated to the Fixed Accumulation Account will not be changed for at least 12 months after its allocation. The interest rate to an amount that is held under a Fixed Account guaranteed interest rate option will not be changed until the end of the guarantee period. The guarantee period is measured from the date that the amount is allocated or transferred to that option. Interest on the amounts allocated to the Fixed Account options is earned daily. Amounts allocated to the Fixed Account options and interest credited to the Fixed Account options are guaranteed by the Company. Your Contract contains more information about the Fixed Account options, including information about how and when interest rates are determined and changed and how and when interest is credited to amounts allocated to the Fixed Account options.
There are restrictions on allocations to the Fixed Accounts, which are more fully described in the Purchase Payments and Allocation to Investment Options section.
PURCHASE PAYMENTS AND ALLOCATION TO INVESTMENT OPTIONS
Each Contract allows for an Accumulation Period during which purchase payments are invested according to the Owner’s instructions. During the Accumulation Period, the Owner can control the allocation of investments through transfers or through the following investment programs offered by the Company: dollar cost averaging, portfolio rebalancing and interest sweep. These programs and telephone, facsimile and Internet transfer procedures are described in the Transfers section of this prospectus. The Owner can access the Account Value during the Accumulation Period through surrenders or withdrawal, systematic withdrawal, or contract loans (if available). These withdrawal features are described more fully in the Surrender and Withdrawals and Contract Loans sections of this prospectus.
Purchase Payments
Purchase payments may be made at any time during the Accumulation Period. The current restrictions on purchase payment amounts are:

	Tax-Qualified	Non-Tax-Qualified
Minimum initial purchase payment	$2,000	$5,000
Minimum monthly payments under periodic payment program	$50	$100
Minimum additional payments	$50	$50
Maximum single purchase payment	$500,000 or Company approval	$500,000 or Company approval

The Company reserves the right to increase or decrease the minimum initial purchase payment or minimum purchase payment under a periodic payment program, the minimum allowable additional purchase payment, or the maximum single purchase payment, at its discretion and at any time, where permitted by law.
Each purchase payment will be applied by the Company to the credit of the Owner’s account. If the application or order ticket form is in good order, the Company will apply the initial purchase payment to an account for the Owner within two business days of receipt of the purchase payment. If the application or order ticket form is not in good order, the Company will attempt to get the application or order ticket form in good order within five business days. If the application or order ticket form is not in good order at the end of this period, the Company will inform the applicant of the reason for the delay and that the purchase payment will be returned immediately unless he or she specifically gives the Company consent to keep the purchase payment until the application or order ticket form is in good order. Once the application or order ticket form is in good order, the purchase payment will be applied to the Owner’s account within two business days.
Each additional Purchase Payment is credited to a Contract as of the Valuation Date on which the Company receives the Purchase Payment and any related allocation instructions in good order. If any portion of the additional Purchase Payment is allocated to a Subaccount, it will be applied at the next Accumulation Unit Value calculated after the Company receives the Purchase Payment and related allocation instructions in good order.
The Company may, in its sole discretion, restrict or prohibit the credit of purchase payment to any Fixed Account option or any Subaccount from time to time on a nondiscriminatory basis.
Investment Options—Allocations
Purchase payments can be allocated in whole percentages to any of the available Subaccounts or Fixed Account options.
The current restrictions on allocations are:

Tax-Qualified and Non-Tax-Qualified
Minimum allocation to any	$10
Subaccount

Minimum allocation to Fixed	$10
Accumulation Account

Minimum allocation to Fixed	$2,000
Account guarantee period option	No amounts may be allocated to a guarantee
period option which would extend beyond the
Annuity Commencement Date.

Allocations to either	For Contracts issued after May 1, 2004 for
Five-Year Guaranteed	states where the Company has received
Interest Rate Option or	regulatory approval, amounts may be
Seven-Year Guaranteed	allocated to the Five-Year Guaranteed
Interest Rate Option	Interest Rate Option and the Seven-Year
Guaranteed Interest Rate Option only during
the first contract year.

Allocation during right to	No current restrictions, however, the
cancel period	Company reserves the right to require that
purchase payment(s) be allocated to the
money market Subaccount or to the Fixed
Accumulation Account option during the
right to cancel period.

Interests in the Fixed Account options are not securities and are not registered with the SEC. Interests in the Subaccounts are securities registered with the SEC. The Owner bears the risk of investment gain or loss on amounts allocated to the Subaccounts.
The Company may, in its sole discretion, restrict, delay or prohibit allocations to any Fixed Account option or any Subaccount from time to time on a nondiscriminatory basis.
Principal Guarantee Program
An Owner may elect to have the Company allocate a portion of a purchase payment to the seven-year guaranteed interest rate option such that, at the end of the seven-year guarantee period, that account will grow to an amount equal to the total purchase payment (so long as there are no surrenders or loans from the Contract). The Company determines the portion of the purchase payment that must be allocated to the seven-year guarantee option such that, based on the interest rate then in effect, that account will grow to equal the full amount of the purchase payment after seven years. The remainder of the purchase payment will be allocated according to the Owner’s instructions. The minimum purchase payment eligible for the principal guarantee program is $5,000. The Principal Guarantee Program is only available during the first Contract year.
Renewal of Fixed Account Guarantee Options
An amount allocated or transferred to a Fixed Account guarantee interest rate option will mature at the end of the guarantee period. The Company will notify you of the date on which the amount matures and the Fixed Account options available at that time. When the amount matures, the Owner may elect to transfer it to any of the investment options then available under the Contract. Such an election must be made within the 30-day period ending on the date the amount matures. If the Owner does not transfer the amount, then it will be applied to a new guarantee period under the same Fixed Account guaranteed interest rate option, if available. The interest rate for the new guarantee period will be the then current rate for that option. If that option is not available, the amount will be allocated to the Fixed Accumulation Account option. Such a transfer or renewal will be effective on the day after the amount matures.
CHARGES AND DEDUCTIONS
Charges and Deductions By the Company
There are two types of charges and deductions by the Company. There are charges assessed to the Contract which are reflected in the Account Value of the Contract, but not in Accumulation Unit Values (or Benefit Unit Values). These charges are the contingent deferred sales charge, the annual contract maintenance fee, transfer fees, and premium taxes, where applicable. There are also charges assessed against the Separate Account. These charges are reflected in the Accumulation Unit Values (and Benefit Unit Values) of the Subaccounts. These charges are the mortality and expense risk charge and the administration charge.

Contingent Deferred Sales Charge (“CDSC”)

Purpose of Charge	Offset expenses incurred by the Company in the sale of the Contracts, including commissions paid and costs of sales literature.

Amount of Charge	Up to 7% of each purchase payment withdrawn from the Contract depending on number of years elapsed since receipt of the purchase payment.

Number of full years elapsed between date of receipt of purchase payment and date request for withdrawal or surrender received	0	1	2	3	4	5	6	7 +

CDSC as a percentage of purchase payment withdrawn or surrendered	8%	8%	7%	6%	5%	4%	3%	0%

When and How Deducted	On surrenders or withdrawals of Purchase Payments, not earnings, during Accumulation Period. See the Surrender and Withdrawals section of this prospectus for information on order of withdrawal of earnings and purchase payments.

Waivers	• Free withdrawal privilege. See the Surrender and Withdrawals section of this prospectus for information.
• In the Company’s discretion where the Company incurs reduced sales and servicing expenses.
• Upon separation from service if Contract issued with employer plan endorsement or deferred compensation endorsement.

•    If the Contract is issued with a tax-sheltered annuity endorsement (and without an employer plan endorsement): (i) upon separation from service if Owner has attained age 55 and Contract has been in force for at least seven years; or (ii) after Contract has been in force ten years or more.

• Long-term care waiver rider. See the Surrender and Withdrawals section of this prospectus for information.
• If the Social Security Administration determines after the Contract is issued that the Owner is “disabled” as that term is defined in the Social Security Act of 1935, as amended.
• Where required to satisfy state law or required for participation in certain retirement plans.

Contract Maintenance Fee

Purpose of Charge	Offset expenses incurred in issuing the Contracts and in maintaining the Contracts and the Separate Account.

Amount of Charge	$30.00 per year.

When and How Deducted	During the Accumulation Period, the charge is deducted pro rata from amounts invested in the Subaccounts on each anniversary of the effective date of the Contract, and at time of surrender. During the Benefit Payment Period, a portion of the charge is deducted from each variable dollar benefit payment.

Waivers	• During the Accumulation Period if the Account Value is at least $40,000 on the date the charge is due (individual contracts only).
• During the Benefit Payment Period if the amount applied to a variable dollar benefit is at least $40,000 (individual contracts only).
• In the Company’s discretion where the Company incurs reduced sales and servicing expenses.
• During the Benefit Payment Period where required to satisfy state law.

Transfer Fee

Purpose of Charge	Offset cost incurred in administering the Contracts.

Amount of Charge	$25 for each transfer in excess of 12 in any contract year. The Company reserves the right to change the amount of this charge at any time or the number of transfers that can be made without incurring the transfer fee. The maximum amount of the fee that the Company would impose on a transfer is $30.

When and How Deducted	During the Accumulation Period, the fee is deducted from the amount transferred.

Waivers	Currently, the transfer fee does not apply to transfers associated with the dollar cost averaging, interest sweep and portfolio rebalancing programs. Transfers associated with these programs do not count toward the free transfers permitted in a contract year. The Company reserves the right to eliminate this waiver at any time.

Administration Charge

Purpose of Charge	Offset expenses incurred in administering the Contracts and the Separate Account.

Amount of Charge	Daily charge equal to 0.000411% of the daily Net Asset Value for each Subaccount, which corresponds to an annual effective rate of 0.15%.

When and How Deducted	During the Accumulation Period and during the Benefit Payment Period if a variable dollar benefit is elected, the charge is deducted from amounts invested in the Subaccounts.

Waivers	May be waived or reduced in the Company’s discretion where the Company incurs reduced sales and servicing expenses.

Mortality and Expense Risk Charge

Purpose of Charge	Compensation for bearing certain mortality and expense risks under the Contract. Mortality risks arise from the Company’s obligation to make benefit payments during the Benefit Payment Period and to pay the death benefit. The expense risk assumed by the Company is the risk that the Company’s actual expenses in administering the Contracts and the Separate Account will exceed the amount recovered through the contract maintenance fees, transfer fees and administration charges.

Amount of Charge	Daily charge equal to 0.003446% of the daily Net Asset Value for each Subaccount, which corresponds to an effective annual rate of 1.25%.

When and How Deducted	During the Accumulation Period, and during the Benefit Payment Period if a variable dollar benefit is elected, the charge is deducted from amounts invested in the Subaccounts.

Waivers	When the Company expects to incur reduced sales and servicing expenses, it may issue a Contract with a reduced mortality and expense risk charge. These Contracts are referred to as “Enhanced Contracts.” The mortality and expense risk charge under an Enhanced Contract is a daily charge of 0.002615% of the daily Net Asset Value for each Subaccount, which corresponds to an effective annual rate of 0.95%.

Premium Taxes
Currently some state governments impose premium taxes on annuity purchase payments. These taxes currently range from zero to 3.5% depending upon the jurisdiction. A federal premium tax has been proposed but not enacted. The Company will deduct any applicable premium taxes from the Account Value either upon death, withdrawal, surrender, annuitization, or at the time purchase payments are made, but no earlier than when the Company incurs a tax liability under applicable law.

Maximum Charges
Except as indicated below, the Company will never charge more to a Contract than the fees and charges described, even if its actual expenses exceed the total fees and charges collected. If the fees and charges collected by the Company exceed the actual expenses it incurs, the excess will be profit to the Company and will not be returned to Owners.
The Company reserves the right to increase the amount of the transfer fee in the future, and/or to charge fees for the automatic transfer programs described in the Transfers section of this prospectus, and/or for the systematic withdrawal program described in the Surrender and Withdrawals section of this prospectus, if in the Company’s discretion, it determines such charges are necessary to offset the costs of administering transfers or systematic withdrawals.
Discretionary Waivers of Charges
The Company will look at the following factors to determine if it will waive a charge, in part or in full, due to reduced sales and servicing expenses: (1) the size and type of the group to which sales are to be made; (2) the total amount of purchase payments to be received; and (3) any prior or existing relationship with the Company. The Company would expect to incur reduced sales and servicing expenses in connection with Contracts offered to employees of the Company, its subsidiaries and/or affiliates. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales and servicing expenses. In no event will the Company waive a charge where such waiver would be unfairly discriminatory to any person.
Expenses of the Portfolios
In addition to charges and deductions by the Company, there are Portfolio management fees and administration expenses which are described in the prospectus and Statement of Additional Information for each Portfolio. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values (or Benefit Unit Values).
TRANSFERS
Transfers
If allowed by the Company, in its sole discretion, during the Accumulation Period, an Owner may transfer amounts among Subaccounts, between Fixed Account options, and/or between Subaccounts and Fixed Account options by written request once each Valuation Period.
The current restrictions on transfers are:

Tax-Qualified and Non-Tax-Qualified
Minimum transfer from any Subaccount	$500 or balance of Subaccount, if less

Minimum transfer from Fixed Account option	$500 or balance of Fixed Account option, if less

Minimum transfer to Fixed Account guarantee period option	$2,000 No amounts may be transferred to a guarantee period option, which would extend beyond the Annuity Commencement Date.

Maximum transfer from Fixed Account option other than Fixed Account guarantee period option which is maturing	During any contract year, 20% of the Fixed Account option’s value as of the most recent contract anniversary.

Transfers to either Five-Year Guaranteed Interest Rate Option or Seven-Year Guaranteed Interest Rate Option	For Contracts issued after May 1, 2004 for states where the Company has received regulatory approval, amounts may be transferred to the Five-Year Guaranteed Interest Rate Option and the Seven-Year Guaranteed Interest Rate Option only during the first contract year.

Transfers from Fixed Account options	• May not be made prior to first contract anniversary.
• Amounts transferred from Fixed Account options to Subaccounts may not be transferred back to Fixed Account options for a period of 6 months from the date of the original transfer.

A transfer is effective on the Valuation Date during which the Company receives the request for transfer. Transfers to a Subaccount will be processed at the next Accumulation Unit Value calculated after the Company receives the transfer request in good order. The Company may, in its sole discretion, restrict, delay or prohibit transfers to any Fixed Account option or any Subaccount from time to time on a nondiscriminatory basis.
How to Request a Transfer
Currently, instead of placing a request in writing, an Owner may place a request for all or part of the Account Value to be transferred by telephone, facsimile or over the Internet. All transfers must be in accordance with the terms of the Contract. Transfer instructions are currently accepted once each Valuation Period. Transfer instructions currently may be placed by telephone at 1-800-789-6771, or via facsimile at 513-765-5115, or over the Internet through the Company’s web site at www.gafri.com, between 9:30 a.m. and 4:00 p.m. Once instructions have been accepted, they may not be rescinded; however, new instructions may be given the following Valuation Period. Access to these alternate methods of placing transfer requests, particularly through the Company’s web site, may be limited or unavailable during periods of peak demand, system upgrading and maintenance, or for other reasons. The Company may withdraw the right to make transfers by telephone, facsimile or over the Internet upon 10 days’ written notice to affected Contract Owners.
The Company will not be liable for complying with transfer instructions that the Company reasonably believes to be genuine, or for any loss, damage, cost or expense in acting on such instructions. In addition, the Company will not be liable for refusing to comply with transfer instructions that are not in good order or that the Company reasonably believes are not genuine, or for any loss, damage, cost or expense for failing to act on such instructions. The Owner or person with the right to control payments will bear the risk of such loss. The Company will employ reasonable procedures to determine that telephone, facsimile or Internet instructions are genuine. If the Company does not employ such procedures, the Company may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, tape recording telephone instructions or requiring use of a unique password or other identifying information.
Automatic Transfer Programs
During the Accumulation Period, the Company offers the automatic transfer services described below. To enroll in one of these programs, you will need to complete the appropriate authorization form, which you can obtain from the Company by calling 1-800-789-6771. There are risks involved in switching between investments available under the Contract.
Currently, the transfer fee does not apply to dollar cost averaging, portfolio rebalancing, or interest sweep transfers, and transfers under these programs will not count toward the twelve transfers permitted under the Contract without a transfer fee charge.

Minimum Account
Service	Description	Requirements	Limitations/Notes
Dollar Cost Averaging
Dollar cost averaging requires regular investments regardless of fluctuating price levels and does not guarantee profits or prevent losses in a declining market. You should consider your financial ability to continue dollar cost averaging transfers through periods of changing price levels.
	Automatic transfers from the money market Subaccount to any other Subaccount(s), or from the Fixed Accumulation Account option (where available) to any Subaccount(s), on a monthly or quarterly basis.	Source of funds must be at least $10,000. Minimum transfer per month is $500. When balance of source of funds falls below $500, entire balance will be allocated according to dollar cost averaging instructions.	Dollar cost averaging transfers may not be made to any of the Fixed Account options. The dollar cost averaging transfers will take place on the last Valuation Date of each calendar month or quarter as requested by the Owner.

Minimum Account
Service	Description	Requirements	Limitations/Notes
Portfolio Rebalancing Portfolio rebalancing does not guarantee profits or prevent losses in a declining market.	Automatically transfer amounts between the Subaccounts and the Fixed Accumulation Account option (where available) to maintain the percentage allocations selected by the Owner.	Minimum Account Value of $10,000.	Transfers will take place on the last Valuation Date of each calendar quarter. Portfolio rebalancing will not be available if the dollar cost averaging program or an interest sweep from the Fixed Accumulation Account option is being utilized.

Interest Sweep	Automatic transfers of the income from any Fixed Account option(s) to any Subaccount(s).	Balance of each Fixed Account option selected must be at least $5,000. Maximum transfer from each Fixed Account option selected is 20% of such Fixed Account option’s value per year. Amounts transferred under the interest sweep program will reduce the 20% maximum transfer amount otherwise allowed.	Interest sweep transfers will take place on the last Valuation Date of each calendar quarter. Interest sweep is not available from the Seven-Year Guaranteed Interest Rate Option if the Principal Guarantee Program is selected.

Changes in or Termination of Automatic Transfer Programs
The Owner may terminate any of the automatic transfer programs at any time, but must give the Company at least 30 days’ notice to change any automatic transfer instructions that are already in place. Termination and change instructions will be accepted by U.S. or overnight mail, or by facsimile at 513-768-5115. The Company may terminate, suspend or modify any aspect of the automatic transfer programs described above without prior notice to Owners, as permitted by applicable law. Any such termination, suspension or modification will not affect automatic transfer programs already in place.
The Company may also impose an annual fee or increase the current annual fee, as applicable, for any of the foregoing automatic transfer programs in such amount(s) as the Company may then determine to be reasonable for participation in the program. The maximum amount of the annual fee that would be imposed for participating in each automatic transfer program is $30.
Restrictions on Transfers Relate to Active Trading Strategies
Neither the Contracts described in this prospectus nor the underlying Portfolios are designed to support active trading strategies that involve frequent movement between or among Subaccounts (sometimes referred to as “market-timing” or “short-term trading”). An Owner who intends to use an active trading strategy should consult his/her registered representative and request information on variable annuity contracts that offer underlying Portfolios designed specifically to support active trading strategies.
We have implemented several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Transfer restrictions may vary by state.
Appendix B to this prospectus contains more information about the processes and restrictions.
WITHDRAWALS AND SURRENDERS
Surrender and Withdrawals
An Owner may surrender a Contract in full or take a partial withdrawal during the Accumulation Period. A CDSC may apply on any surrender or withdrawal. The restrictions and charges on withdrawals and surrenders are:

	Tax-Qualified	Non-Tax-Qualified
Minimum amount of withdrawal	$500	$500

Minimum remaining Surrender Value after withdrawal	$500	$500

Amount available for surrender or withdrawal (valued as of end of Valuation Period in which request for surrender or withdrawal is received by the Company)	Account Value, subject to tax law or employer plan restrictions on withdrawals or surrenders	Account Value, subject to employer plan restrictions on withdrawals

Tax-Qualified and Non-Tax-Qualified

Tax penalty for early withdrawal	When applicable, 10% of amount distributed before age 59 1/2 (25% for certain SIMPLE IRAs)

Contract maintenance fee on surrender	$30 (no CDSC applies to fee)

Contingent deferred sales charge (“CDSC”)	Up to 7% of purchase payments

Order of withdrawal for purposes of CDSC (order may be different for tax purposes)	First from accumulated earnings (no CDSC applies) and then from purchase payments on “first-in, first-out” basis (CDSC may apply)

A surrender will terminate the Contract. Withdrawals are taken proportionally from all Subaccounts and Fixed Account options in which the Contract is invested on the date the Company receives the request unless the Owner requests that the withdrawal be from a specific investment option.
A surrender or withdrawal is effective on the Valuation Date during which the Company receives the request, and will be processed at the next Accumulation Unit Value calculated after the Company receives the request in good order. Payment of the amount surrendered or withdrawn may be delayed if it includes an amount paid to the Company by a check that has not yet cleared. Processing and payment of the amount surrendered or withdrawn from a Fixed Account option may be delayed for up to six months after receipt of the request for surrender or withdrawals as allowed by state law. If the Company delays processing and payment, it will comply with the applicable state law. Payment of the amount surrendered or withdrawn from the Subaccounts may be delayed during any period the New York Stock Exchange is closed or trading is restricted, or when the SEC either: (1) determines that there is an emergency which prevents valuation or disposal of securities held in the Separate Account; or (2) permits a delay in payment for the protection of security holders.
Free Withdrawal Privilege
The Company will waive the CDSC on full or partial surrender or withdrawal during the first contract year, on an amount equal to not more than 10% of all purchase payments received. During the second and succeeding contract years, the Company will waive the CDSC on an amount equal to not more than the greater of: (a) accumulated earnings (Account Value in excess of purchase payments); or (b) 10% of the Account Value as of the last contract anniversary.
If the free withdrawal privilege is not exercised during a contract year, it does not carry over to the next contract year. The free withdrawal privilege may not be available under some group Contracts.
Long-Term Care Waiver Rider
If a Contract is modified by the Long-Term Care Waiver Rider, a surrender or withdrawal may be made free of any CDSC if the Owner has been confined in a qualifying licensed hospital or long-term care facility for at least 90 days beginning on or after the first contract anniversary. There is no charge for this rider, but it may not be available in all states.
Systematic Withdrawal
During the Accumulation Period, an Owner may elect to automatically withdraw money from the Contract. The Account Value must be at least $10,000 in order to make a systematic withdrawal election. The minimum monthly amount that can be withdrawn is $100. Systematic withdrawals will be subject to the CDSC to the extent the amount withdrawn exceeds the free withdrawal privilege. The Owner may begin or discontinue systematic withdrawals at any time by request to the Company, but at least 30 days’ notice must be given to change any systematic withdrawal instructions that are currently in place. The Company reserves the right to discontinue offering systematic withdrawals at any time. Currently, the Company does not charge a fee for systematic withdrawal services. However, the Company reserves the right to impose an annual fee in such amount as the Company may then determine to be reasonable for participation in the systematic withdrawal program. If imposed, the fee will not exceed $30 annually.
Before electing a systematic withdrawal program, you should consult with a financial advisor. Systematic withdrawal is similar to annuitization, but will result in different taxation of payments and potentially different amount of total payments over the life of the Contract than if annuitization were elected.
CONTRACT LOANS
The Company may make loans to Owners of certain tax-qualified Contracts. The Company will charge interest on these loans. The maximum rate of interest that the Company will charge will be 8% or such other higher rate than may be required by the plan administrator or an employer retirement plan that controls the Contract. Any such loans will be secured with an interest in the Contract, and the collateral for the loan will be moved from the Subaccounts you designate to the Fixed Accumulation Account option and earn a fixed rate of interest applicable to loan collateral. Generally, we require the collateral amount to be 110% of the outstanding loan balance. The minimum rate of interest that the Company will credit to loan collateral is 1% or any higher Fixed Account guaranteed interest rate stated in your Contract. The difference between the amount of interest the Company charges on a loan and the amount of interest the Company credits to loan collateral is called the “loan interest spread.” The current “loan interest spread” is 3%.
Loan amounts and repayment requirements are subject to provisions of the Internal Revenue Code, and default on a loan will result in a taxable event. You should consult a tax advisor prior to exercising loan privileges. If loans are available under a Contract, loan provisions are described in the loan endorsement to the Contract.
A loan, whether or not repaid, will have a permanent effect on the Account Value of a Contract because the collateral cannot be allocated to the Subaccounts or Fixed Account guarantee periods. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the investment results are greater than the rate being credited on collateral while the loan is outstanding, the Account Value will not increase as rapidly as it would if no loan were outstanding. If investment results are below that rate, the Account Value will be higher than it would have been if no loan had been outstanding.
ANNUITY BENEFIT
An Owner may designate the date that annuity payments will begin, and may change the date up to 30 days before annuity payments are scheduled to begin. Unless the Company agrees otherwise, the first day of a Benefit Payment Period in which annuity payments are paid cannot be later than the Annuity Commencement Date.
The amount applied to a settlement option will be the Account Value as of the end of the Valuation Period immediately preceding the first day of the Benefit Payment Period. The Owner may select any form of settlement option which is currently available. The standard forms of settlement options are described in the Settlement Options section of this prospectus.
If the Owner has not previously made an election as to the form of settlement option, the Company will contact the Owner to ascertain the form of settlement option to be paid. If the Owner does not select a settlement option, such as a specific fixed dollar benefit payment, a variable dollar benefit payment, or a combination of a variable and fixed dollar benefit payment, the Company will apply the Account Value (or Surrender Value) to a fixed dollar benefit for the life of the Annuitant with 120 monthly payments assured, as described in the Settlement Options section of this prospectus.
DEATH BENEFIT
Death Benefit
A death benefit will be paid under a Contract if the Owner dies during the Accumulation Period. If a surviving (or your civil union partner/domestic partner/same-gender spouse in applicable states) becomes a Successor Owner of the Contract, the death benefit will be paid on the death of the Successor Owner if he or she dies during the Accumulation Period.

Death Benefit payments shall be made to the Beneficiary as payee. In lieu of that, after the death of the Owner, a Beneficiary which is a non-natural person may elect to have Death Benefit payments made to a payee to whom the Beneficiary is obligated to make corresponding payments of a death benefit. Any such election by a non-natural person as Beneficiary shall be by Written Request, and may be made or changed at any time.
The Beneficiary will be the person on whose life any Death Benefit payments under a settlement option are based. However, if the Beneficiary is a non-natural person, then any payments under a life option will be based on the life of a person to whom the Beneficiary is obligated, who must be designated by the Beneficiary by Written Request before the Death Benefit Commencement Date.
In any event, if the Beneficiary is a non-natural person, any Death Benefit amounts remaining payable on the death of the payee will be paid to any contingent payee designated by the Beneficiary by Written Request, or if none is surviving at the time payment is to be made, then to the Beneficiary.
Death Benefit Amount
The determination of the Death Benefit Amount depends on the form of Contract in effect in your state of residence when the Contract was issued. For example, in 2000 and again in 2003, the Company sought approval from the various states for an endorsement with revised provisions concerning the determination of the Death Benefit Amount (the “2000 Death Benefit Endorsement” and “2003 Death Benefit Endorsement,” respectively). Please contact the Company if you have questions as to how to determine the Death Benefit Amount under your Contract.
Death Benefit Amount (Version 1)
This Version 1 of the Death Benefit Amount applies to:
1)	all Group and Individual Contracts issued in any state after May 1, 2006 (except for Minnesota for Group and Individual Contracts until the 2003 Death Benefit Endorsement is approved for that Contract in that state); and
2)	all Group and Individual Contracts issued prior to May 1, 2006 but after the 2003 Death Benefit Endorsement was approved in the state where the Contract was issued.
The Death Benefit will equal the greatest of:
1)	the Account Value on the Death Benefit Valuation Date; or
2)	the total of all your purchase payments, reduced proportionally for partial surrenders; or
3)	the Historic High Value.
The Historic High Value is equal to the lesser of (a) 200% of the total purchase payments, reduced proportionally for withdrawals and (b) the High Value, reduced proportionally for withdrawals taken after the High Value was reached. The High Value is the largest Account Value on the fifth or any subsequent Contract Anniversary, but before the Death Benefit Valuation Date and prior to Age 65. If the Contract was issued after the Owner’s 60th birthday, there is no High Value. If the Death Benefit Valuation Date is before the fifth Contract anniversary, then there is no High Value. If there is no High Value then there is no Historic High Value.
The Death Benefit Amount will be reduced by any premium tax or other tax that is applicable. It will also be reduced by any outstanding loans. The reduction for withdrawals will be the same percentage as the percentage reduction in the Account Value. The Death Benefit Amount will be allocated among the Subaccounts and Fixed Account options. This allocation will occur as of the Death Benefit Valuation Date. It will be made in the same proportion as the value of each option bears to the total account value immediately before that date.
An Owner may elect the form of payment of the death benefit at any time before his or her death. The form of payment may be a lump sum, or any available form of settlement option. The standard forms of settlement options are described in the Settlement Options section of this prospectus. There is no additional change associated with the form of Death Benefit election. If the Owner does not make an election as to the form of death benefit, the Beneficiary may make an election within one year after the Owner’s death. If no election as to the form of settlement option is made, the Company will apply the death benefit to a fixed dollar benefit for a period certain of 48 months. The first day of the Benefit Payment Period in which a death benefit is paid may not be more than one year after the Owner’s death; the day a death benefit is paid in a lump sum may not be more than five years after the Owner’s date of death.
Death Benefit Amount (Version 2)
This Version 2 of the Death Benefit Amount applies to:

1)	all Individual Contracts issued in Minnesota after the 2000 Death Benefit Endorsement was approved but before the 2003 Death Benefit Endorsement was approved; and
2)	all Individual Contracts issued in any state (except Oregon, South Carolina or Washington) after the 2000 Death Benefit Endorsement was approved, but before the 2003 Death Benefit Endorsement was approved in the state where the Contract was issued.
The Death Benefit will equal the greatest of:
1)	the Account Value on the Death Benefit Valuation Date; or
2)	the Minimum Death Benefit; or
3)	the Historic High Value;
The Minimum Death Benefit is equal to total purchase payments, reduced proportionally for withdrawals, and increased by interest, if any. This reduction will be in the same proportion that the Account Value was reduced on the date of the withdrawal. If the Owner dies before Age 80, interest compounds daily, at an effective annual interest rate of 3%, to the Death Benefit Valuation Date. If the Owner dies on or after his 80th birthday, interest compounds daily, at an effective annual interest rate of 3%, to the Contract Anniversary prior to the 80th birthday. No interest will be added if the Owner was Age 80 before this Contract was issued.
The Historic High Value is equal to the High Value, reduced proportionally for withdrawals taken after the High Value was reached. This reduction will be in the same proportion that the Account Value was reduced on the date of the withdrawal. The High Value is the largest Account Value on the fifth or any subsequent Contract Anniversary, but before the Death Benefit Valuation Date and prior to Age 80. If this Contract was issued after the Owner’s 75th birthday, there is no High Value. This means there is no Historic High Value.
The death benefit will be allocated among the Subaccounts and the Fixed Account options. This allocation will occur as of the Death Benefit Valuation Date. It will be made in the same proportion as the value of each option bears to the total Account Value immediately before that date. Any applicable premium tax or other taxes not previously deducted, and any outstanding loans, will be deducted from the death benefit amount described above.
For all Contracts, the Owner may elect the form of payment of the death benefit at any time before his or her death. The form of payment may be a lump sum, or any available form of settlement option. The standard forms of settlement options are described in the Settlement Options section of this prospectus. There is no additional change associated with the form of Death Benefit election. If the Owner does not make an election as to the form of death benefit, the Beneficiary may make an election within one year after the Owner’s death. If no election as to the form of settlement option is made, the Company will apply the death benefit to a fixed dollar benefit for a period certain of 48 months. The first day of the Benefit Payment Period in which a death benefit is paid may not be more than one year after the Owner’s death; the day a death benefit is paid in a lump sum may not be more than five years after the Owner’s date of death.
Example of Determination of Death Benefit Amount (Version 1 and Version 2)
This example is intended to help you understand how a withdrawal impacts the Death Benefit amount.
Assuming your total Purchase Payments equal $100,000, your Account Value is $90,000, you withdraw $10,000 from the Contract, and you are left with an Account Value of $80,000.
Step One: Calculate the proportional reduction.

1 -	$80,000	Account Value immediately after withdrawal			= 11.1111%	Percentage

	$90,000	Account Value immediately before withdrawal				Reduction

$100,000	Purchase Payments	x 11.1111%	Percentage Reduction	= $11,111	Proportional Reduction
Step Two: Calculate the reduced Purchase Payment amount.

Purchase Payments	$100,000
Less proportional reduction for withdrawals	- 11,111

Purchase Payments reduced for withdrawals	$88,889

Step Three: Determine the Death Benefit amount.
Immediately after the withdrawal, the reduced Purchase Payments of $88,889 is greater than the Account Value of $80,000, so the Death Benefit amount would be $88,889.
1998 Version	The Death Benefit will be an amount equal to the greater of (1) the Account Value as of the Death Benefit Valuation Date and (2) 100% of the Purchase Payment(s) received by us, less any amounts returned to you.
The death benefit amount will be reduced by any applicable premium tax or other taxes not previously deducted and by any outstanding loans.
Death Benefit Amount (Version 3)
This Version 3 of the Death Benefit Amount applies to:
1)	all Individual Contracts issued in Oregon, South Carolina or Washington before the 2003 Death Benefit Endorsement was approved in those states;
2)	all Individual Contracts issued in all other states before the 2000 Death Benefit Endorsement was approved by those states; and
3)	all Group Contracts issued in any state before the 2003 Death Benefit Endorsement was approved in the state where the Contract was issued.
A death benefit will be paid under a Contract if the Owner dies during the Accumulation Period. If a surviving (or your civil union partner/domestic partner/same-gender spouse in applicable states) becomes a successor Owner of the Contract, the death benefit will be paid on the death of the successor Owner if he or she dies during the Accumulation Period.
The death benefit will be an amount equal to the largest of the following three amounts:
1)	The Account Value on the Death Benefit Valuation Date
2)	The total purchase payment(s), with interest at three percent (3%) per year through the Death Benefit Valuation Date or the Owner’s 80th birthday if earlier, compounded annually, less any partial surrenders and any contingent deferred sales charges that applied to those amounts
3)	The largest Account Value on any contract anniversary after the fourth contract anniversary and prior to the Death Benefit Valuation Date or the Owner’s 80th birthday if earlier, less any partial surrenders and any contingent deferred sales charges that applied to those amounts.
The death benefit will be allocated among the Subaccounts and the Fixed Account options. This allocation will occur as of the Death Benefit Valuation Date. It will be made in the same proportion as the value of each option bears to the total Account Value immediately before that date. Any applicable premium tax or other taxes not previously deducted, and any outstanding loans, will be deducted from the death benefit amount described above.
An Owner may elect the form of payment of the death benefit at any time before his or her death. The form of payment may be a lump sum, or any available form of settlement option. The standard forms of settlement options are described in the Settlement Options section of this prospectus. If the Owner does not make an election as to the form of death benefit, the Beneficiary may make an election within one year after the Owner’s death. If no election as to the form of settlement option is made, the Company will apply the death benefit to a fixed dollar benefit for a period certain of 48 months. The first day of the Benefit Payment Period in which a death benefit is paid may not be more than one year after the Owner’s death; the day a death benefit is paid in a lump sum may not be more than five years after the Owner’s date of death.
Payment of Benefits
When a Contract is annuitized, or when a death benefit is applied to a settlement option, the Account Value or the death benefit, as the case may be, the Company promises to pay a stream of benefit payments for the duration of the settlement option selected. Upon annuitization, the Account Value is no longer available to the Owner. Benefit payments may be calculated and paid: (1) as a fixed dollar benefit; (2) as a variable dollar benefit; or (3) as a combination of both. The stream of payments, whether variable dollar or fixed dollar, is an obligation of the Company’s general account. However, only the amount of fixed dollar benefit payments is guaranteed by the Company. The Owner (or Payee) bears the risk that any variable dollar benefit payment may be less than the initial variable dollar benefit payment, or that it may decline to zero, if Benefit Unit Values for that payment decrease sufficiently. Transfers between a variable dollar benefit and a fixed dollar benefit are not permitted, but transfers of Benefit Units among Subaccounts are permitted once each 12 months after a variable dollar benefit has been paid for at least 12 months. The formulas for transferring Benefit Units among Subaccounts during the Benefit Payment Period are set forth in the Statement of Additional Information.
If the Contract owner is an individual and the lump sum payment option is selected, we pay the death benefit by establishing an interest-bearing draft account for the beneficiary in the amount of the death benefit. This account is called the Great American Benefit Choice Account. We send the beneficiary a personalized “checkbook” for this account. The beneficiary may withdraw all or part of the money in this account at any time by writing a draft against the account. The servicing bank will process the draft by drawing funds from our general account.
The Great American Benefit Choice Account earns interest, which is compounded daily and credited monthly. We set the interest rate for this account. We review the rate periodically and we may change it at any time. We may make a profit on the money held in this account.
The Great American Benefit Choice Account is part of our general account. It is not a bank account, and it is not insured by the FDIC, NCUSIF, or any government agency. As part of our general account, it is subject to the claims of our creditors.
In some circumstances when a lump sum payment option is selected, we do not establish a draft account for the beneficiary.
•	If the death benefit is less than $5,000, we pay the death benefit with a single check payable to the beneficiary.

•	If the beneficiary is a resident of Arkansas, Colorado, Florida, Kansas, Maryland, Nevada, North Carolina or North Dakota and he or she requests that the lump sum be paid by check, we pay the death benefit with a single check payable to the beneficiary.
SETTLEMENT OPTIONS
Settlement Options
The Company will make periodic payments in any form of settlement option that is acceptable to it at the time of an election. The standard forms of settlement options are described below. Payments under any settlement option may be in monthly, quarterly, semiannual or annual payment intervals. If the amount of any regular payment under the form of settlement option elected would be less than $50, an alternative form of settlement option will have to be elected. The Company, in its discretion, may require benefit payments to be made by direct deposit or wire transfer to the account of a designated Payee.
The Company may modify minimum amounts, payment intervals and other terms and conditions at any time without prior notice to Owners. If the Company changes the minimum amounts, the Company may change any current or future payment amounts and/or payment intervals to conform with the change. More than one settlement option may be elected if the requirements for each settlement option elected are satisfied. Once payment begins under a settlement option that is contingent on the life of a specified person or persons, the settlement option may not be changed or commuted (i.e., redeemed at present value). Other settlement options may be commuted as described in the Commuted Values section of this prospectus.
The dollar amount of benefit payments will vary with the frequency of the payment interval and the duration of the payments. Generally, each payment in a stream of payments will be lesser in amount as the frequency of payments increases, or as the length of the payment period increases, because more payments will be paid. For life contingent settlement options, each payment in the stream of payments will generally be lesser in amount as the life expectancy of the Annuitant or Beneficiary increases because more payments are expected to be paid.
Income for a Fixed Period: The Company will make periodic payments for a fixed period of 5 to 30 years. (Payment intervals of 1 to 4 years are available for death benefit settlement options only.)
Life Annuity with Payments for a Fixed Period: The Company will make periodic payments for a fixed period, or until the death of the person on whose life benefit payments are based if he or she lives longer than the fixed period.

Joint and One-Half Survivor Annuity: The Company will make periodic payments until the death of the primary person on whose life benefit payments are based; thereafter, the Company will make one-half of the periodic payment until the death of the secondary person on whose life benefit payments are based.
Life Annuity: The Company will make periodic payments until the death of the person on whose life the benefit payments are based.
For Contracts issued after May 1, 2004, in states where the Company has received regulatory approval, the Company generally guarantees minimum benefit payment factors based on annuity 2000 mortality tables for blended lives (60% female/40%male) with interest at 1% per year, compounded annually.
For all other Contracts, the Company guarantees minimum fixed dollar benefit payment factors based on 1983 annuity mortality tables for individuals or groups, as applicable, with interest at 3% per year, compounded annually.
Considerations in Selecting a Settlement Option and Payment Forms
Periodic payments under a settlement option are affected by various factors, including the length of the payment period, the life expectancy of the person on whose life benefit payments are based, the frequency of the payment interval (monthly, quarterly, semi-annual or annual), and the payment form selected (fixed dollar or variable dollar).
•	Generally, the longer the period over which payments are made or the more frequently the payments are made, the lower the amount of each payment because more payments will be made.
•	For life contingent settlement options, the longer the life expectancy of the Annuitant or Beneficiary, the lower the amount of each payment because more payments are expected to be paid.
•	Fixed dollar payments will remain level for the duration of the payment period.
•	The actual amount of each variable dollar payment may vary from payment to payment regardless of the duration of the payment period. The actual amount of each variable dollar payment will reflect the investment performance of the Subaccount(s) selected. The daily investment factor and the assumed interest rate also affect the amount by which variable dollar payments increase or decrease.
Additional information about fixed dollar payments, variable dollar payments, the daily investment factor, and the assumed interest rate is included in the Calculation of Benefit Payments and Glossary of Financial Terms sections of this prospectus.
THE CONTRACTS
Each Contract is an agreement between the Company and the Owner. Values, benefits and charges are calculated separately for each Contract. In the case of a group Contract, the agreement is between the group Owner and the Company. An individual participant under a group Contract will receive a certificate of participation, which is evidence of the participant’s interest in the group Contract. A certificate of participation is not a Contract. Values, benefits and charges are calculated separately for each certificate issued under a Contract. The description of Contract provisions in this prospectus applies to the interests of certificate Owners, except where otherwise noted.
Because the Company is subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate, the availability of certain Contract rights and provisions in a given State may depend on that State’s approval of the Contracts. Where required by state law or regulation, the Contracts will be modified accordingly. To obtain an explanation of the modifications that we have made to Contracts delivered in the state where you live, contact us at our Administrative Office, P.O. Box 5423, Cincinnati, OH 45201-5423, or call us at 1-800-789-6771.
Right to Cancel
The Owner of an Individual Contract may cancel it before midnight of the twentieth day following the date the Owner receives the Contract. For a valid cancellation, the Contract must be returned to the Company, and written notice of cancellation must be given to the Company, or to the agent who sold the Contract, by that deadline. If mailed, the return of the Contract or the notice is effective on the date it is postmarked, with the proper address and with postage paid. If the Owner cancels the Contract, the Contract will be void and the Company will refund the purchase payment(s) paid for it, plus or minus any investment gains or losses under the Contract as of the end of the Valuation Period during which the returned Contract is received by the Company. When required by state or federal law, the Company will return the purchase payments without any investment gain or loss, during all or part of the right to cancel period. When required by state or federal law, the Company will return the Purchase Payments in full, without deducting any fees or charges, during the right to cancel period. When required by state law, the right to cancel period may be longer than 20 days. When required by state law, the right to cancel may apply to group Contracts. During the right to cancel period specified on the first page of the Contract, the Company reserves the right to allocate all purchase payments to either the Fixed Accumulation Account or a money market Subaccount, at our discretion. If we exercise this right, we will allocate the Account Value as of the end of the right to cancel period to the Fixed Account options and/or to the Subaccounts in the percentages that the Owner instructed.
Termination
The Company reserves the right to terminate any Contract at any time during the Accumulation Period if the Surrender Value is less than $500. In that case, the Contract will be involuntarily surrendered and the Company will pay the Owner the amount which would be due the Owner on a full surrender. A group Contract may be terminated on 60 days advance notice, in which case participants will be entitled to continue their interests on a deferred, paid-up basis, subject to the Company’s involuntary surrender right as described above.
Persons With Rights Under a Contract
Owner: The Owner is the person with authority to exercise rights and receive benefits under the Contract (e.g., make allocations among investment options, elect a settlement option, designate the Annuitant, Beneficiary and Payee). An Owner must ordinarily be a natural person, or a trust or other legal entity holding a contract for the benefit of a natural person. Ownership of a non-tax-qualified Contract may be transferred, but transfer may have adverse tax consequences. Ownership of a tax-qualified Contract may not be transferred. Unless otherwise elected or required by law, a transfer of Ownership will not automatically cancel a designation of an Annuitant or Beneficiary or any settlement options election previously made.
Joint Owners: There may be joint Owners of a non-tax-qualified Contract. Joint Owners may each exercise transfer rights and make purchase payment allocations independently. All other rights must be exercised by joint action. A surviving joint Owner who is not the (or your civil union partner/domestic partner/same-gender spouse in applicable states) of a deceased Owner may not become a Successor Owner, but will be deemed to be the Beneficiary of the death benefit which becomes payable on the death of the first Owner to die, regardless of any Beneficiary designation.
Successor Owner: The surviving (or your civil union partner/domestic partner/same-gender spouse in applicable states) of a deceased Owner may become a Successor Owner if the surviving (or your civil union partner/domestic partner/same-gender spouse in applicable states) was either the joint Owner or sole surviving Beneficiary under the Contract. In order for a (or your civil union partner/domestic partner/same-gender spouse in applicable states) to become a Successor Owner, the Owner must make an election prior to the Owner’s death, or the surviving (or your civil union partner/domestic partner/same-gender spouse in applicable states) must make an election within one year of the Owner’s death.
As required by federal tax law, the Contract contains rules about the rate at which a death benefit must be paid to a beneficiary who is not your spouse. If the successor owner is not you spouse as defined by federal tax law, then after your death the contract values must be distributed in a manner that complies with these rules.
Civil Union Partners, Domestic Partners and Same-Gender Married Couples: The federal Defense of Marriage Act states that none of the following persons are considered married under federal law: civil union partners, domestic partners, or same-gender married couples. Therefore the favorable tax treatment provided by federal tax law to a surviving spouse is NOT available to a surviving civil union partner, a surviving domestic partner, or the surviving spouse of a same-gender marriage. For information about federal tax laws, please consult a tax advisor.
Annuitant: The Annuitant is the person whose life is the measuring life for life contingent annuity benefit payments. The Annuitant must be the same person as the Owner under a tax-qualified Contract. The Owner may designate or change an Annuitant under a non-tax-qualified Contract. Unless otherwise elected or required by law, a change of Annuitant will not automatically cancel a designation of a Beneficiary or any settlement option election previously made.
Beneficiary: The person entitled to receive the death benefit. The Owner may designate or change the Beneficiary, except that a surviving joint Owner will be deemed to be the Beneficiary regardless of any designation. Unless otherwise elected or required by law, a change of Beneficiary will not automatically cancel a designation of any Annuitant or any settlement option election previously made. If no Beneficiary is designated, and there is no surviving joint Owner, the Owner’s estate will be the Beneficiary. The Beneficiary will be the measuring life for life contingent death benefit payments.
Payee: Under a tax-qualified Contract, the Owner-Annuitant is the Payee of annuity benefits. Under a non-tax-qualified Contract, the Owner may designate the Annuitant or the Owner as the Payee of annuity benefits. Irrevocable naming of a Payee other than the Owner can have adverse tax consequences. The Beneficiary is the Payee of the death benefit.
Assignee: Under a tax-qualified Contract, assignment is not permitted. The Owner of a non-tax-qualified Contract may assign most of his/her rights or benefits under a Contract. Assignment of rights or benefits may have adverse tax consequences.
ANNUITY INVESTORS LIFE INSURANCE COMPANY®
The Company is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. The Company is principally engaged in the sale of variable and fixed annuity policies. The home office of the Company is located at 525 Vine Street, Cincinnati, Ohio 45202.
The obligations under the Contracts are obligations of the Company. The fixed benefits under this Contract are provided through the Fixed Account. The Fixed Account is part of our general account and its values are not dependent on the investment performance of the Subaccounts that make up the Separate Account. The variable benefits under this Contract are provided through the Separate Account, which is described below.
The Company’s general account assets are used to guarantee the payment of applicable annuity and death benefits under the Contracts. To the extent that we are required to pay benefit amounts in excess of the applicable Contract values, such amounts will come from the Company’s general account assets. You should be aware that the Company’s general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate risk, liquidity risk and credit risk. The Company’s financial statements in the Statement of Additional Information include a further discussion of investments held by the Company’s general account.
The Company and Great Americana Advisors®, Inc., the principal underwriter of the Contracts, are involved in various kinds of routine litigation that, in management’s judgment, are not of material importance to their assets or the Separate Account. There are no pending legal proceedings against the Separate Account.
THE SEPARATE ACCOUNT
General
The Separate Account was established by the Company on December 19, 1996, as an insurance company separate account under the laws of the State of Ohio pursuant to resolution of the Company’s Board of Directors. The Separate Account is registered with the SEC as a unit investment trust. It is divided into Subaccounts that invest in corresponding Portfolios. Interests in the Subaccounts are securities registered with the SEC. However, the SEC does not supervise the management or the investment practices or policies of the Separate Account.
The assets of the Separate Account are owned by the Company, but they are held separately from the other assets of the Company. Under Ohio law, the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the Company. Income, gains and losses incurred on the assets in the Separate Account, whether realized or not, are credited to or charged against the Separate Account, without regard to other income, gains or losses of the Company.
Therefore, the performance of the Separate Account is entirely independent of the investment performance of the Company’s general account assets or any other separate account maintained by the Company. The assets of the Separate Account will be held for the exclusive benefit of Owners of, and the persons entitled to payment under, the Contracts offered by this prospectus and all other contracts issued by the Separate Account. The obligations under the Contracts are obligations of the Company.

Additions, Deletions or Substitutions of Subaccounts
New Subaccounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. Any new Subaccounts will be made available to existing Owners on a basis to be determined by us and that is not discriminatory. We do not guarantee that any of the Subaccounts or any of the Portfolios will always be available for allocation of Purchase Payments or variable dollar benefit payments or for transfers. We may substitute the shares of a different portfolio or a different class of shares for shares held in a Portfolio.
In the event of any addition, merger, combination or substitution, we may make such changes in the Contract as may be necessary or appropriate to reflect such event. Additions, mergers, combinations or substitutions may be due to an investment decision by us, or due to an event not within our control, such as liquidation of a Portfolio or an irreconcilable conflict of interest between the Separate Account and another insurance company that offers the Portfolio. We will obtain approval of additions, mergers, combinations or substitution from the SEC to the extent required by the Investment Company Act of 1940, or other applicable law. We will also notify you before we make a substitution.
VOTING OF PORTFOLIO SHARES
To the extent required by law, all Portfolio shares held in the Separate Account will be voted by the Company at regular and special shareholder meetings of the respective Portfolios in accordance with instructions received from persons having voting interests in the corresponding Subaccount. During the Accumulation Period, the Company will vote Portfolio shares according to instructions of Owners, unless the Company is permitted to vote shares in its own right.
The number of votes that an Owner may vote will be calculated separately for each Subaccount. The number will be determined by applying the Owner’s percentage interest, if any, in a particular Subaccount to the total number of votes attributable to that Subaccount.
The Owner’s percentage interest and the total number of votes will be determined as of the record date established by that Portfolio for voting purposes. Voting instructions will be solicited by written communication in accordance with procedures established by the respective Portfolios.
The Company will vote or abstain from voting shares for which it receives no timely instructions and shares it holds as to which Owners have no beneficial interest (including shares held by the Company as reserves for benefit payments*). The Company will vote or abstain from voting such shares in proportion to the voting instructions it receives from Owners of all Contracts participating in the Subaccount. Because the Company will use this proportional method of voting, a small number of Owners may determine the manner in which the Company will vote Portfolio shares for which it solicits voting instructions but receives no timely instructions.
Each person or entity having a voting interest in a Subaccount will receive proxy material, reports and other material relating to the appropriate Portfolio. The Portfolios are not required to hold annual or other regular meetings of shareholders.

*	Neither the Owner nor Payee has any interest in the Separate Account during the Benefit Payment Period. Benefit Units are merely a measure of the amount of the payment the Company is obligated to pay on each payment date.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS
TO BE UPDATED BY 485(B) POST EFFECTIVE AMENDMENT
Great American Advisors®, Inc. (“GAA”) is the principal underwriter of the contracts. Its business address is 525 Vine Street, Cincinnati, Ohio 45202. GAA is a wholly-owned subsidiary of Great American Financial Resources, Inc. and an affiliate of the Company.
The Contracts are sold by insurance agents who are also registered representatives of (1) GAA or (2) other broker-dealers that have entered into selling agreements with GAA. GAA and the other broker-dealers are registered under the Securities Exchange Act of 1934, and are members of the National Association of Securities Dealers, Inc. All registered representatives who sell the Contracts are appointed by the Company as insurance agents and are authorized under applicable state insurance regulations to sell variable annuity contracts.

The Company pays commissions to GAA for promotion and sale of the contracts. GAA retains the commissions for sales made through its registered representatives, or pays the commissions to other broker-dealers for sales made through their registered representatives. GAA and the other broker-dealers pay their registered representatives from their own funds. Commissions paid by the Company are calculated as a percentage of the purchase payments received for a contract. The maximum percentage is 8.5% of the purchase payments received from a contract. Commissions paid by the Company may also be calculated as a percentage of the contract value (sometimes called a trail commission). Trail commissions are not expected to exceed 1% of the contract value on an annual basis.
Commissions paid on the Contracts and payments for other services are not charged directly to you or your Account Value, but are charged indirectly through fees and charges imposed under the Contracts. If these fees and charges are not sufficient to cover the commissions and other payments, any deficiency will be made up from our general assets.
We paid the following amounts to GAA for the last three years: $______ for 2009, $1,575,162 for 2008, and $1,631,615 for 2007. These amounts include compensation related to other contracts issued through Annuity Investors Variable Account B.
The Statement of Additional Information includes more information about the compensation we pay to GAA and the additional compensation that GAA pays to select selling firms.
FEDERAL TAX MATTERS
TO BE UPDATED BY 485(B) POST EFFECTIVE AMENDMENT
This section provides a general description of federal income tax considerations relating to the Contracts. The purchase, holding and transfer of a Contract may have federal estate and gift tax consequences in addition to income tax consequences. Estate and gift taxation is not discussed in this prospectus or in the Statement of Additional Information. State taxation will vary depending on the state in which you reside, and is not discussed in this prospectus or in the Statement of Additional Information.
The tax information provided in the prospectus is not intended or written to be used as legal or tax advice. It is written solely to provide general information related to the sale and holding of the Contracts. A taxpayer cannot use it for the purpose of avoiding penalties that may be imposed under the tax laws. You should seek advice on legal or tax questions based on your particular circumstances from an independent attorney or tax advisor.
Tax Deferral on Annuities
Internal Revenue Code (“IRC”) Section 72 governs taxation of annuities in general. The income earned on a Contract is generally not included in income until it is withdrawn from the Contract. In other words, a Contract is a tax-deferred investment. The Contracts must meet certain requirements in order to qualify for tax-deferred treatment under IRC Section 72. These requirements are discussed in the Statement of Additional Information. In addition, tax deferral is not available for a Contract when an Owner is not a natural person unless the Contract is part of a tax-qualified retirement plan or the Owner is a mere agent for a natural person. For a nonqualified deferred compensation plan, this rule means that the employer as Owner of the Contract will generally be taxed currently on any increase in the Account Value, although the plan itself may provide a tax deferral to the participating employee. For a group nonqualified Contract where the Owner has no rights over the separate interests, this rule is applied to each participant who is not a natural person.
Tax-Qualified Retirement Plans
Annuities may also qualify for tax-deferred treatment, or serve as a funding vehicle, under tax-qualified retirement plans that are governed by other IRC provisions. These provisions include IRC Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), 408 and 408A (individual retirement annuities), and 457(g) (governmental deferred compensation plans). Tax-deferral is generally also available under these tax-qualified retirement plans through the use of a trust or custodial account without the use of an annuity.
The tax law rules governing tax-qualified retirement plans and the treatment of amounts held and distributed under such plans are complex. If the Contract is to be used in connection with a tax-qualified retirement plan, including an individual retirement annuity (“IRA”) under a Simplified Employee Pension (SEP) Plan, you should seek competent legal and tax advice regarding the suitability of the Contract for the situation involved and the requirements governing the distribution of benefits.

Contributions to a tax-qualified Contract are typically made with pre-tax dollars, while contributions to other Contracts are typically made from after-tax dollars, though there are exceptions in either case. Tax-qualified Contracts may also be subject to restrictions on withdrawals that do not apply to other Contracts. These restrictions may be imposed to meet the requirements of the IRC or of an employer plan. Following is a brief description of the types of tax-qualified retirement plans for which the Contracts are available.
Individual Retirement Annuities
IRC Sections 219 and 408 permit certain individuals or their employers to contribute to an individual retirement arrangement known as an “Individual Retirement Annuity” or “IRA”. Under applicable limitations, an individual may claim a tax deduction for certain contributions to an IRA. Contributions made to an IRA for an employee under a Simplified Employee Pension (SEP) Plan or Savings Incentive Match Plan for Employees (SIMPLE) established by an employer are not includable in the gross income of the employee until distributed from the IRA. Distributions from an IRA are taxable to the extent that they represent contributions for which a tax deduction was claimed, contributions made under a SEP plan or SIMPLE, or income earned on the Contract.
Roth IRAs
IRC Section 408A permits certain individuals to contribute to a Roth IRA. Contributions to a Roth IRA are not tax deductible. Tax-free distributions of contributions may be made at any time. Distributions of earnings are tax-free following the five-year period beginning with the first year for which a Roth IRA contribution was made if the Owner has attained age 59 1/2, become disabled, or died, or for qualified first-time homebuyer expenses.
Tax-Sheltered Annuities
IRC 403(b) of the Code permits public schools and charitable, religious, educational, and scientific organizations described in IRC Section 501(c)(3) to establish “tax-sheltered annuity” or “TSA” plans for their employees. TSA contributions and Contract earnings are generally not included in the gross income of the employee until distributed from the TSA. Amounts attributable to contributions made under a salary reduction agreement cannot be distributed until the employee attains age 59 1/2, severs employment, becomes disabled, incurs a hardship, is eligible for a qualified reservist distribution, or dies. The IRC and the plan may impose additional restrictions on distributions.
Pension, Profit—Sharing, and 401(k) Plans
IRC Section 401 permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish such plans for themselves and their employees. These plans may use annuity contracts to fund plan benefits. Generally, contributions are deductible to the employer in the year made, and contributions and earnings are generally not included in the gross income of the employee until distributed from the plan. The IRC and the plan may impose restrictions on distributions. Purchasers of a Contract for use with such plans should seek competent advice regarding the suitability of the Contract under the particular plan.
Roth TSAs and Roth 401(k)s
IRC Section 402A permits TSA plans and 401(k) plans to allow participating employees to designate some part or all of their future elective contributions as Roth contributions. Roth contributions to a TSA or 401(k) plan are included in the employee’s taxable income as earned. Distributions are considered to come proportionally from contributions and earnings. Distributions attributable to contributions are tax-free. Distributions attributable to earnings are tax-free following the five-year period beginning with the first year for which Roth contributions are made to the plan if the employee has attained age 59 1/2, become disabled, or died. Amounts attributable to Roth TSA and Roth 401(k) contributions are subject to the same distribution restrictions that apply to other amounts attributable to TSA or 401(k) contributions made under a salary reduction agreement. The plan may impose additional restrictions on distributions.
Governmental Deferred Compensation Plans
State and local government employers may purchase annuity contracts to fund deferred compensation plans for the benefit of their employees described in IRC Section 457(b). Contributions and earnings are generally not included in the gross income of the employee until the employee receives distributions from the plan. Amounts cannot be distributed until the employee attains age 70 1/2, severs employment, becomes disabled, incurs an unforeseeable emergency, or dies. The plan may impose additional restrictions on distributions.
Nonqualified Deferred Compensation Plans
Employers may invest in annuity contracts in connection with unfunded deferred compensation plans for their employees. Such plans may include deferred compensation plans of non-governmental tax-exempt employers described in IRC Section 457(b); deferred compensation plans of both governmental and nongovernmental tax-exempt employers that are taxed under IRC Section 457(f) and subject to Section 409A; and nonqualified deferred compensation plans of for-profit employers subject to Section 409A. In most cases, these plans are designed so that amounts credited under the plan will not be includable in the employees’ gross income until paid under the plan. In these situations, the annuity contracts are not plan assets and are subject to the claims of the employer’s general creditors. Whether or not made from the Contract, benefits payments are subject to restrictions imposed by the IRC and the plan.

Summary of Income Tax Rules
The following chart summarizes the basic income tax rules governing tax-qualified retirement plans, nonqualified deferred compensation plans, and other Contracts.

Nonqualified Deferred
	Tax-Qualified Contracts and Plans	Compensation Plans	Other Annuity Contracts
Plan Types
•   IRC §401 (Pension, Profit—Sharing, 401(k))
•   IRC §403(b) (Tax-Sheltered Annuity)
•   IRC §408 (IRA, SEP, SIMPLE IRA)
•   IRC §408A (Roth IRA)
•   IRC §402A (Roth TSA or Roth 401(k))
•   IRC §457 (Governmental §457)
		• IRC §409A • IRC §457 (Nongovernmental §457)	IRC §72 only

Who May Purchase a Contract	Eligible employee, employer, or employer plan.	Employer on behalf of eligible employee. Employer generally loses tax-deferred status of Contract itself.	Anyone. Non-natural person will generally lose tax-deferred status.

Distribution Restrictions	Distributions from Contract or plan may be restricted to meet requirements of the Internal Revenue Code and/or terms of the retirement plan.		None.

Taxation of Surrenders and Lump Sum Death Benefit	Generally, 100% of distributions must be included in taxable income. However, the portion that represents an after-tax contributions or other “investment in the contract” is not taxable. Distributions from Roth IRA are deemed to come first from after-tax contributions. Distributions from other Contracts are generally deemed to come from investment in the contract on a pro-rata basis. Distributions from §408A Roth IRA or §402A Roth TSA or Roth 401(k) are completely tax free if certain requirements are met.		Generally, distributions must be included in taxable income until all earnings are paid out. Thereafter, distributions are tax-free return of the “investment in the contract”. However, distributions are tax-free until any contributions from before August 14, 1982 are returned.

Taxation of Annuitization Payments (annuity benefit or death benefit)	For fixed dollar benefit payments, a percentage of each payment is tax free equal to the ratio of after-tax “investment in the contract” (if any) to the total expected payments, and the balance is included in taxable income. For variable dollar benefit payments, a specific dollar amount of each payment is tax free, as predetermined by a pro rata formula, rather than a percentage of each payment. In either case, once the after-tax “investment in the contract” has been recovered, the full amount of each benefit payment is included in taxable income. Distributions from a Roth IRA, Roth TSA, or Roth 401(k) are completely tax free if certain requirements are met.

Possible Penalty Taxes for Distributions Before Age 59 1/2	Taxable portion of payments made before age 59 1/2 may be subject to 10% penalty tax (or 25% for a SIMPLE IRA during the first two years of participation). Penalty taxes do not apply to payments after the participant’s death, or to §457 plans. Other exceptions may apply.	No penalty taxes.	Taxable portion of payments made before age 59 1/2 may be subject to a 10% penalty tax. Penalty taxes do not apply to payments after the Owner’s death. Other exceptions may apply.

Assignment/ Transfer of Contract	Assignment and transfer of Ownership generally not permitted.		Generally, deferred earnings taxable to transferor on transfer or assignment. Gift tax consequences are not discussed herein.

Federal Income Tax Withholding	Eligible rollover distributions from §401, §403(b), and governmental §457(b) plan Contracts are subject to 20% mandatory withholding on taxable portion unless direct rollover. For other payments, Payee may generally elect to have taxes withheld or not.	Generally subject to wage withholding.	Generally, Payee may elect to have taxes withheld or not.

Required Minimum Distributions
The Contracts are subject to the required minimum distribution (“RMD”) rules of federal tax law. These rules vary based on the tax qualification of the Contract or the plan under which it is issued.
For a tax-qualified Contract other than a Roth IRA, required minimum distributions must generally begin by April 1 following attainment of age 70 1/2. However, for a Tax-Sheltered Annuity Plan, Pension, Profit-Sharing, or 401(k) Plan, or Governmental Deferred Compensation Plan of an employer, a participant who is not a 5% owner of the employer may delay required minimum distributions until April 1 following the year in which the participant retires from that employer. The required minimum distributions during life are calculated based on standard life expectancy tables adopted under federal tax law.
For a Roth IRA or Contract that is not tax-qualified, there are no required minimum distributions during life.
All Contracts are generally subject to required minimum distributions after death. Generally, if payments have begun under a settlement option during life or if under a tax-qualified Contract the required beginning date for distributions had been reached, then after death any remaining payments must be made at least as rapidly as those made or required before death. Otherwise, the death benefit must be paid out in full within five years after death, or must be paid out in substantially equal payments beginning within one year of death over a period not exceeding the beneficiary’s life expectancy. For a traditional IRA, a Roth IRA, or a Contract that is not tax-qualified, a spouse beneficiary may elect out of these requirements, and apply the required minimum distribution rules as if the Contract were his or her own.
Special Rules for 2009
The Worker, Retiree, and Employer Recovery Act of 2008 suspends the minimum distribution requirement for 2009 for defined contribution pension, profit-sharing, and 401(k) plans, 403(b) tax-sheltered annuities, governmental 457(b) plans, and IRAs. However, the terms of the plan may need to be amended to allow a participant to take advantage of this suspension. This suspension may apply to required minimum distributions both during life and after death. It does not apply to the required minimum distribution for 2008 (which may be due by April 1, 2009 if the participant attained age 70 1/2 or retired during 2008). It may extend the five-year period for making payments after death, or the one-year period for beginning payments after death over the beneficiary’s life expectancy.
DELIVERY OF DOCUMENTS TO CONTRACT OWNERS
Reports and Confirmations
At least once each Contract Year, we will mail reports of the Contract’s Account Value and any other information required by law to you. We will not send these reports after the Commencement Date or a full surrender of the Contract, whichever is first.
We will confirm receipt of any Purchase Payments made after the initial Purchase Payment in quarterly statements of account activity.
Householding — Revocation of Consent
Owners at a shared address who have consented to receive only one copy of each prospectus, annual report, or other required document per household (“householding”) may revoke their consent at any time, and may receive separate documents, by contacting the Company at 1-800-789-6771 or www.gafri.com.
Owners who are currently receiving multiple copies of required documents may contact the Company at 1-800-789-6771 or www.gafri.com for additional information about householding.
Electronic Delivery of Required Documents
Owners who wish to receive prospectuses, SAIs, annual reports, and other required documents only in electronic form must give their consent. Consent may be revoked at any time. Please contact the Company at 1-800-789-6771 or www.gafri.com for additional information about electronic delivery of documents.
THE REGISTRATION STATEMENT

The Company filed a Registration Statement with the SEC under the Securities Act of 1933 relating to the Contracts offered by this prospectus. This prospectus was filed as a part of the Registration Statement, but it does not constitute the complete Registration Statement. The Registration Statement contains further information relating to the Company and the Contracts. Statements in this prospectus discussing the content of the Contracts and other legal instruments are summaries. The actual documents are filed as exhibits to the Registration Statement. For a complete statement of the terms of the Contracts or any other legal document, refer to the appropriate exhibit to the Registration Statement. The Registration Statement and the exhibits thereto may be inspected and copied at the office of the SEC, located at 100 F Street, N.E., Washington, D.C., and may also be accessed at the SEC’s web site http://www.sec.gov. The registration number for the Registration Statement is 333-19725.
STATEMENT OF ADDITIONAL INFORMATION
A Statement of Additional Information containing more details concerning the subjects discussed in this prospectus is available. The following is the table of contents for the Statement of Additional Information:
Annuity Investors Life Insurance Company
General Information and History
State Regulations
Separate Account and Subaccounts
Portfolios
General Information
Revenue We Receive from the Portfolios and/or Their Service Providers
Services
Telephone, Facsimile and Internet Instructions for Transfer Requests
Safekeeping of Separate Account Assets
Records and Reports
Experts
Distribution of the Contracts
Compensation Paid to GAA
Additional Compensation Paid to Selected Selling Firms
Performance Information
Standardized Total Return—Average Annual Total Return
Adjusted Historical Total Return
Non-Standardized Total Return—Cumulative Total Return
Standardized Yield for the Money Market Subaccount
Benefit Unit Transfer Formulas
Glossary of Financial Terms
Form of Benefit Payments Under Settlement Options
Fixed Dollar Payments
Variable Dollar Payments
Federal Tax Matters
Taxation of Separate Account Income
Tax Deferral on Non-Tax-Qualified Contracts
Financial Statements
Copies of the Statement of Additional Information dated May 1, 2010 are available without charge.
•	To request a copy, please clip this coupon on the dotted line below, enter your name and address in the spaces provided, and mail to: Annuity Investors Life Insurance Company, P.O. Box 5423, Cincinnati, Ohio 45201-5423.

•	You may also call us at 1-800-789-6771, or visit us at our web site www.gafri.com to request a copy.
Annuity Investors Variable Account B
Request for Statement of Additional Information

Name:

Address:

City:	State:	Zip:

APPENDIX A: CONDENSED FINANCIAL INFORMATION

				Enhanced with	Number of Enhanced
				Administration	with Administration
Standard	Number of Standard	Enhanced	Number of Enhanced	Charges Waived	Charges Waived
Accumulation Unit	Accumulation Units	Accumulation Unit	Accumulation Units	Accumulation Unit	Accumulation Units
Value	Outstanding	Value	Outstanding	Value	Outstanding	Year
American Century VP Large Company Value Fund-Class I Shares (Inception Date 12/1/2004)

						12/31/09
7.520419	292,792.476	7.614507	586.278	7.661835	212.809	12/31/08
12.161971	382,937.244	12.276538	562.471	12.334045	161.673	12/31/07
12.494572	420,902.275	12.573776	280.955	12.613437	125.863	12/31/06
10.560864	99,384.541	10.595660	82.915	10.613037	0.000	12/31/05
10.216542	36,701.792	10.219180	0.000	10.220496	0.000	12/31/04
American Century VP Mid Cap Value Fund-Class I Shares (Inception Date 12/1/2004)

						12/31/09
9.570065	643,576.702	9.689796	2,128.521	9.749980	0.000	12/31/08
12.830516	824,409.182	12.951404	1,978.442	13.012035	0.000	12/31/07
13.320957	911,824.088	13.405406	2,031.092	13.447669	0.000	12/31/06
11.229852	114,376.075	11.266849	132.931	11.285315	0.000	12/31/05
10.395465	24,970.228	10.398152	0.000	10.399486	0.000	12/31/04
American Century VP Ultra® Fund-Class I Shares (Inception Date 12/1/2004)

						12/31/09
6.869832	518,640.998	6.955803	7,329.338	6.999024	297.949	12/31/08
11.906808	575,813.493	12.019004	7,031.090	12.075286	130.840	12/31/07
9.979396	707,542.380	10.042693	8,378.330	10.074375	485.952	12/31/06
10.463493	32,615.015	10.497965	0.000	10.515180	411.819	12/31/05
10.386756	598.086	10.389435	0.000	10.390771	0.000	12/31/04
American Century VP VistaSM Fund-Class I Shares (Inception Date 12/1/2004)

						12/31/09
8.319404	826,352.105	8.423513	8,326.352	8.475842	201.267	12/31/08
16.424171	915,985.190	16.578885	8,152.670	16.656480	192.517	12/31/07
11.918299	976,806.445	11.993889	11,321.554	12.031706	181.135	12/31/06
11.088360	79,780.294	11.124884	0.000	11.143119	21.514	12/31/05
10.399373	4,938.285	10.402055	0.000	10.403392	21.514	12/31/04
Calamos Growth and Income Portfolio (Inception Date 5/1/2007)

						12/31/09
7.007788	111,399.974	7.043597	429.616	7.061494	0.000	12/31/08
10.412111	51,983.045	10.433387	230.905	10.443994	0.000	12/31/07
Davis Value Portfolio (Inception Date 5/1/2007)

						12/31/09
5.845926	154,220.486	5.875823	945.382	5.890766	1,230.299	12/31/08
9.935864	36,509.854	9.956171	13.838	9.966295	0.000	12/31/07
Dreyfus IP MidCap Stock Portfolio-Service Shares (Inception Date 5/1/2007)

						12/31/09
5.459428	6,054.670	5.487338	0.000	5.501304	0.000	12/31/08
9.297957	1,976.759	9.316963	0.000	9.326448	0.000	12/31/07
Dreyfus IP Technology Growth Portfolios-Initial Shares (Inception Date 12/1/2004)

						12/31/09
7.008211	1,051,298.784	7.095896	4,912.351	7.139993	786.393	12/31/08
12.085181	1,154,532.874	12.199017	4,614.070	12.256148	568.074	12/31/07
10.684409	1,309,668.746	10.752145	7,254.620	10.786066	493.194	12/31/06
10.388053	32,100.558	10.422269	0.000	10.439369	20.730	12/31/05
10.151024	198.889	10.153642	0.000	10.154947	20.730	12/31/04

				Enhanced with	Number of Enhanced
				Administration	with Administration
Standard	Number of Standard	Enhanced	Number of Enhanced	Charges Waived	Charges Waived
AccumulationUnit	Accumulation Units	Accumulation	Accumulation Units	Accumulation	Accumulation Units
Value	Outstanding	Unit Value	Outstanding	Unit Value	Outstanding	Year
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares (Inception Date 7/15/1997)

						12/31/09
7.800236	579,088.137	8.072969	7,715.712	8.212751	0.000	12/31/08
12.064814	630,147.828	12.448556	6,547.156	12.644827	0.000	12/31/07
11.353220	701,011.037	11.678582	5,863.440	11.844662	0.000	12/31/06
10.543914	795,479.598	10.813247	5,790.816	10.950470	0.000	12/31/05
10.320091	913,267.538	10.551666	5,286.547	10.669460	0.000	12/31/04
9.854396	925,266.631	10.045110	4,815.599	10.141935	0.000	12/31/03
7.930106	960,232.146	8.059684	3,420.290	8.125307	0.000	12/31/02
11.317226	1,066,026.751	11.468022	1,578.746	11.544188	0.000	12/31/01
14.823134	894,007.973	14.975835	600.773	15.052735	29.856	12/31/00
Dreyfus Stock Index Fund, Inc.-Initial Shares (Inception Date 7/15/1997)

						12/31/09
9.762392	3,356,601.303	10.103650	13,245.896	10.278672	3,454.321	12/31/08
15.752402	3,792,658.208	16.253270	8,643.223	16.509660	1,009.877	12/31/07
15.179498	4,190,418.249	15.614354	7,744.043	15.836519	532.986	12/31/06
13.328744	4,493,460.193	13.669089	6,535.021	13.842665	537.406	12/31/05
12.911696	4,792,865.682	13.201315	7,554.962	13.348780	680.516	12/31/04
11.835440	4,670,251.024	12.064404	9,003.839	12.180793	680.516	12/31/03
9.349226	4,454,143.840	9.501934	6,861.288	9.579380	3,171.095	12/31/02
12.210993	4,141,595.630	12.373650	4,522.004	12.455945	3,086.013	12/31/01
14.100696	3,598,196.884	14.245940	1,681.580	14.319249	3,844.565	12/31/00
Dreyfus VIF Appreciation Portfolio-Initial Shares (Inception Date 7/15/1997)

						12/31/09
11.017708	708,576.070	11.402845	3,921.416	11.600224	30.664	12/31/08
15.862343	863,904.016	16.366759	3,664.796	16.624757	17.568	12/31/07
15.017729	946,182.350	15.447987	4,551.668	15.667624	0.000	12/31/06
13.075735	1,005,802.778	13.409645	4,744.717	13.579785	0.000	12/31/05
12.704674	1,036,367.953	12.989662	6,831.224	13.134636	150.958	12/31/04
12.265787	936,025.635	12.503079	8,455.513	12.623565	150.958	12/31/03
10.264481	821,738.414	10.432114	6,651.281	10.517029	150.958	12/31/02
12.497173	717,965.716	12.663627	5,276.343	12.747715	150.958	12/31/01
13.974173	649,590.073	14.118110	3,407.753	14.190622	155.216	12/31/00
Dreyfus VIF Opportunistic Small Cap Portfolio (formerly Developing Leaders Portfolio)-Initial Shares (Inception Date 7/15/1997)

						12/31/09
8.120054	592,552.159	8.404032	3,429.651	8.549692	644.201	12/31/08
13.197067	683,423.829	13.616883	3,292.355	13.831817	635.120	12/31/07
15.049986	807,530.215	15.481299	5,517.924	15.701713	516.548	12/31/06
14.708620	908,638.512	15.084331	6,468.518	15.276001	459.556	12/31/05
14.099077	919,021.905	14.415462	6,838.658	14.576616	548.248	12/31/04
12.842412	898,484.551	13.090970	9,249.068	13.217353	491.205	12/31/03
9.888294	887,931.962	10.049896	5,581.765	10.131883	471.199	12/31/02
12.397758	698,539.631	12.563024	2,568.238	12.646674	229.386	12/31/01
13.391746	482,890.909	13.529796	1,048.292	13.599519	375.159	12/31/00

				Enhanced with	Number of Enhanced
				Administration	with Administration
Standard	Number of Standard	Enhanced	Number of Enhanced	Charges Waived	Charges Waived
AccumulationUnit	Accumulation Units	Accumulation	Accumulation Units	Accumulation Unit	Accumulation Units
Value	Outstanding	Unit Value	Outstanding	Value	Outstanding	Year
Dreyfus VIF Growth and Income Portfolio-Initial Shares (Inception Date 7/15/1997)

						12/31/09
8.039857	397,593.350	8.320928	3,603.879	8.465028	4.044	12/31/08
13.684704	484,210.513	14.119889	3,131.987	14.342553	4.044	12/31/07
12.799045	534,977.589	13.165752	3,400.363	13.353024	0.000	12/31/06
11.335178	573,338.603	11.624648	4,096.135	11.772215	0.000	12/31/05
11.122877	660,745.227	11.372419	5,058.158	11.499396	0.000	12/31/04
10.496627	594,854.140	10.699714	4,344.521	10.802876	0.000	12/31/03
8.409071	633,983.863	8.546428	2,655.811	8.616047	0.000	12/31/02
11.419341	646,842.656	11.571439	1,474.275	11.648352	0.000	12/31/01
12.299306	572,006.660	12.425981	906.280	12.489868	145.939	12/31/00
Dreyfus VIF Money Market Portfolio (Inception Date 7/15/1997)

						12/31/09
1.227384	6,894,098.095	1.262277	38,305.622	1.281179	3,284.131	12/31/08
1.216497	7,980,519.294	1.248206	35,610.229	1.265595	7.177	12/31/07
1.183188	6,426,348.042	1.211707	35,651.958	1.227578	0.000	12/31/06
1.152576	6,753,332.466	1.177927	40,350.784	1.192295	0.000	12/31/05
1.140557	5,458,310.932	1.162738	4,618.151	1.175604	0.000	12/31/04
1.146684	11,398,828.937	1.165764	9,040.873	1.177135	0.000	12/31/03
1.153638	26,597,370.970	1.169798	23,476.567	1.179709	0.000	12/31/02
1.153108	17,775,594.379	1.166325	15,244.920	1.174767	0.036	12/31/01
1.128116	7,677,545.259	1.138355	12,985.570	1.145310	280,844.647	12/31/00
DWS Small Cap Index VIP Fund-Class A (Inception Date 5/1/1999)

						12/31/09
10.880984	299,117.876	11.201557	217.385	11.365292	232.865	12/31/08
16.753029	419,825.549	17.193942	153.623	17.418714	103.383	12/31/07
17.321028	452,371.808	17.722591	276.237	17.926929	73.897	12/31/06
14.951171	417,983.505	15.251478	151.892	15.404037	57.528	12/31/05
14.543337	347,239.433	14.790573	44.787	14.915983	36.274	12/31/04
12.525203	434,240.830	12.699687	8.778	12.788062	144.907	12/31/03
8.673629	165,980.862	8.768488	0.000	8.816430	4.364	12/31/02
11.074827	153,151.939	11.162755	54.021	11.207088	272.943	12/31/01
11.003134	83,894.729	11.057432	8.017	11.084755	95.772	12/31/00
Ibbotson Balanced ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)

						12/31/09
7.558919	107,236.129	7.597522	1,051.150	7.616827	0.000	12/31/08
10.093988	48,022.988	10.114606	801.436	10.124902	0.000	12/31/07
Ibbotson Conservative ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)

						12/31/09
9.572516	57,711.154	9.621357	1,052.032	9.645794	0.000	12/31/08
10.331779	12,429.371	10.352868	798.961	10.363409	0.000	12/31/07
Ibbotson Growth ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)

						12/31/09
6.738875	162,988.155	6.773305	1,058.808	6.790527	4,389.235	12/31/08
9.994910	55,891.199	10.015324	805.328	10.025519	0.000	12/31/07
Ibbotson Income and Growth ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)

						12/31/09
8.526582	35,362.381	8.570101	1,302.787	8.591886	18.461	12/31/08
10.193054	9,987.815	10.213871	805.937	10.224263	0.000	12/31/07

				Enhanced with	Number of Enhanced
				Administration	with Administration
Standard	Number of Standard	Enhanced	Number of Enhanced	Charges Waived	Charges Waived
Accumulation Unit	Accumulation Units	Accumulation Unit	Accumulation Units	Accumulation Unit	Accumulation Units
Value	Outstanding	Value	Outstanding	Value	Outstanding	Year
Invesco V.I. Capital Development Fund (formerly AIM V.I. Capital Development Fund)-Series I Shares (Inception Date 12/1/2004)

						12/31/09
7.380463	946,895.438	7.472825	8,104.862	7.519284	1,562.789	12/31/08
14.131174	1,085,589.211	14.264320	5,721.311	14.331134	89.361	12/31/07
12.930724	1,168,401.050	13.012710	6,948.243	13.053761	30.786	12/31/06
11.254617	16,459.887	11.291687	1,008.183	11.310210	0.000	12/31/05
10.413665	2,721.825	10.416351	0.000	10.417688	0.000	12/31/04
Invesco V.I. Core Equity Fund (formerly AIM V.I. Core Equity Fund)-Series I Shares (Inception Date 5/1/2006)

						12/31/09
7.938572	737,379.930	8.003616	5,312.221	8.036226	61.410	12/31/08
11.525903	807,450.262	11.584894	4,107.964	11.614400	15.286	12/31/07
10.812798	946,182.515	10.834974	3,675.733	10.846037	0.000	12/31/06
Invesco V.I. Financial Services Fund (formerly AIM V.I. Financial Services Fund)-Series I Shares (Inception Date 5/1/2001)

						12/31/09
4.063096	166,382.593	4.158185	2,546.957	4.206499	222.160	12/31/08
10.161746	160,195.947	10.367656	1,986.127	10.472081	148.794	12/31/07
13.250780	177,386.400	13.477974	2,490.821	13.592983	112.573	12/31/06
11.540835	198,663.153	11.703172	1,383.076	11.785233	75.651	12/31/05
11.051409	208,252.570	11.172949	256.950	11.234312	28.405	12/31/04
10.313195	157,061.561	10.395135	38.751	10.436461	0.000	12/31/03
8.070175	118,822.635	8.110243	0.000	8.130414	0.000	12/31/02
9.616190	71,816.401	9.635286	0.000	9.644875	0.000	12/31/01
Invesco V.I. Global Health Care Fund (formerly AIM V.I. Global Health Care Fund)-Series I Shares (Inception Date 5/1/2001)

						12/31/09
8.702188	313,750.756	8.905665	1,193.409	9.009033	716.591	12/31/08
12.365170	335,033.531	12.615701	1,151.691	12.742728	452.451	12/31/07
11.212446	367,788.244	11.404707	1,104.143	11.502013	305.222	12/31/06
10.805644	405,402.095	10.957652	948.050	11.034447	202.797	12/31/05
10.132965	382,011.757	10.244403	727.654	10.300635	77.557	12/31/04
9.553444	311,542.224	9.629350	552.891	9.667612	179.965	12/31/03
7.580976	210,450.701	7.618614	203.656	7.637544	0.000	12/31/02
10.175290	59,824.959	10.195475	0.000	10.205610	61.085	12/31/01
Invesco V.I. High Yield Fund (formerly AIM V.I. High Yield Fund)-Series I Shares (Inception Date 7/15/1997)

						12/31/09
8.693381	215,192.913	8.817948	199.476	8.880649	301.264	12/31/08
11.866015	246,721.437	11.999364	304.725	12.066339	232.319	12/31/07
11.887590	336,558.419	11.984482	257.915	12.033030	176.048	12/31/06
10.886907	350,885.548	10.942429	230.396	10.970185	115.761	12/31/05
10.749148	449,939.142	10.771273	214.851	10.782305	43.918	12/31/04
10.095432	859,221.923	10.290759	188.060	10.389982	0.001	12/31/03
8.186958	488,086.809	8.320679	169.835	8.388454	0.000	12/31/02
8.410616	546,183.962	8.522682	149.057	8.579354	0.000	12/31/01
10.025816	403,918.794	10.129146	121.262	10.181276	134.192	12/31/00
11.510803	221,636.210	11.595106	113.564	11.637523	0.000	12/31/99

				Enhanced with	Number of Enhanced
				Administration	with Administration
Standard	Number of Standard	Enhanced	Number of Enhanced	Charges Waived	Charges Waived
Accumulation Unit	Accumulation Units	Accumulation Unit	Accumulation Units	Accumulation Unit	Accumulation Units
Value	Outstanding	Value	Outstanding	Value	Outstanding	Year
Invesco V.I. Small Cap Equity Fund (formerly AIM V.I. Small Cap Equity Fund)-Series I Shares (Inception Date 12/1/2004)

						12/31/09
8.830277	221,619.162	8.940764	2,135.677	8.996308	250.577	12/31/08
13.038707	199,548.559	13.161563	2,251.030	13.223189	83.231	12/31/07
12.572746	59,594.167	12.652463	552.133	12.692358	0.000	12/31/06
10.857407	15,527.249	10.893167	559.580	10.911028	0.000	12/31/05
10.184771	48.134	10.187404	0.000	10.188714	0.000	12/31/04
Janus Aspen Balanced Portfolio-Institutional Shares (Inception Date 7/15/1997)

						12/31/09
18.563244	2,106,521.139	19.212030	10,499.537	19.544625	150.770	12/31/08
22.371024	2,407,948.228	23.082360	9,247.980	23.446278	130.164	12/31/07
20.527683	2,849,443.225	21.115777	10,256.899	21.416039	38.089	12/31/06
18.802986	3,224,954.488	19.283124	11,389.809	19.527811	39.724	12/31/05
17.664922	3,596,278.746	18.061165	13,350.072	18.262753	171.888	12/31/04
16.507560	3,685,075.400	16.826897	19,069.761	16.989064	171.888	12/31/03
14.676594	3,702,620.254	14.916257	13,120.266	15.037669	1,282.216	12/31/02
15.907374	3,578,735.833	16.119263	9,654.166	16.226337	1,282.216	12/31/01
16.920712	3,181,464.624	17.095024	6,533.026	17.182875	1,437.831	12/31/00
Janus Aspen Enterprise Portfolio-Institutional Shares (Inception Date 7/15/1997)

						12/31/09
11.832549	844,041.239	12.246416	11,363.637	12.458395	244.854	12/31/08
21.325158	959,193.271	22.003604	11,623.480	22.350394	223.145	12/31/07
17.723408	1,111,731.741	18.231471	15,635.292	18.490639	198.823	12/31/06
15.820887	1,192,692.579	16.225130	18,154.900	16.430939	174.191	12/31/05
14.286652	1,246,239.904	14.607357	18,555.090	14.770332	251.906	12/31/04
11.999290	1,291,553.100	12.231626	21,025.289	12.349444	218.778	12/31/03
9.005921	1,290,667.557	9.153163	14,073.466	9.227625	856.311	12/31/02
12.672131	1,215,838.484	12.841113	8,626.211	12.926320	832.210	12/31/01
21.224171	993,843.327	21.442894	3,573.726	21.552802	1,243.427	12/31/00
Janus Aspen Forty Portfolio-Institutional Shares (Inception Date 7/15/1997)

						12/31/09
8.481186	1,176,081.761	8.731075	6,784.900	8.858714	264.996	12/31/08
15.402418	1,180,450.358	15.807816	6,304.616	16.014480	249.918	12/31/07
11.403714	1,272,789.383	11.668168	6,914.755	11.802739	238.337	12/31/06
10.576925	1,421,322.533	10.789432	8,924.998	10.897390	224.632	12/31/05
9.505422	1,369,066.381	9.667060	9,080.188	9.749062	369.844	12/31/04
8.153727	1,483,721.928	8.267358	11,535.264	8.324912	340.749	12/31/03
6.859260	1,548,077.357	6.934292	7,637.061	6.972208	1,816.324	12/31/02
8.247987	1,650,016.481	8.313484	4,570.921	8.346510	1,813.269	12/31/01
10.678675	1,384,637.536	10.731358	1,520.638	10.757867	1,957.004	12/31/00

				Enhanced with	Number of Enhanced
				Administration	with Administration
Standard	Number of Standard	Enhanced	Number of Enhanced	Charges Waived	Charges Waived
Accumulation Unit	Accumulation Units	Accumulation	Accumulation Units	Accumulation Unit	Accumulation Units
Value	Outstanding	Unit Value	Outstanding	Value	Outstanding	Year
Janus Aspen Overseas Portfolio-Institutional Shares (Inception Date 7/15/1997)

						12/31/09
16.426264	1,076,456.667	17.000439	11,248.267	17.294734	2,196.968	12/31/08
34.791646	1,193,428.967	35.897704	8,914.364	36.463478	426.772	12/31/07
27.500771	1,183,279.918	28.288499	12,357.534	28.690648	56.867	12/31/06
18.969977	966,575.134	19.454325	10,632.810	19.701127	56.867	12/31/05
14.542258	681,071.772	14.868462	11,182.362	15.034373	22.784	12/31/04
12.398800	669,789.197	12.638673	15,388.121	12.760432	0.000	12/31/03
9.318679	678,787.112	9.470891	11,468.866	9.547961	0.000	12/31/02
12.698027	675,126.139	12.867174	7,907.782	12.952582	0.000	12/31/01
16.774550	620,740.857	16.947297	4,953.034	17.034254	245.673	12/31/00
Janus Portfolio-Institutional Shares (Inception Date 7/15/1997)

						12/31/09
8.991468	1,287,933.053	9.305880	7,518.771	9.467180	3.892	12/31/08
15.128819	1,451,223.867	15.610044	7,515.669	15.856446	3.892	12/31/07
13.332590	1,661,699.848	13.714717	8,850.842	13.910006	0.000	12/31/06
12.140136	1,816,341.463	12.450279	12,118.207	12.608502	0.000	12/31/05
11.805932	1,963,661.008	12.070890	12,071.718	12.205852	128.720	12/31/04
11.455733	2,117,639.460	11.677475	17,617.840	11.790223	128.720	12/31/03
8.817912	2,338,003.425	8.962034	12,164.934	9.035150	128.720	12/31/02
12.166993	2,211,504.181	12.329165	7,211.443	12.411252	128.720	12/31/01
16.393493	1,792,958.592	16.562387	3,980.605	16.647684	269.822	12/31/00
Oppenheimer Balanced Fund/VA-Non-Service Series (Inception Date 12/1/2004)

						12/31/09
6.584545	185,839.541	6.666936	2,649.655	6.708361	946.650	12/31/08
11.814395	264,436.247	11.925723	3,049.914	11.981564	461.906	12/31/07
11.545935	284,653.565	11.619151	2,713.335	11.655797	21.039	12/31/06
10.535194	293,699.326	10.569900	1,006.485	10.587241	21.039	12/31/05
10.284433	3,001.731	10.287083	0.000	10.288407	21.039	12/31/04
Oppenheimer Capital Appreciation Fund/VA-Non-Service Series (Inception Date 12/1/2004)

						12/31/09
6.879768	231,588.838	6.965871	1,178.186	7.009156	1,311.073	12/31/08
12.807951	209,919.379	12.928631	1,621.643	12.989159	199.412	12/31/07
11.380578	206,005.347	11.452745	1,085.611	11.488852	0.000	12/31/06
10.691883	85,720.169	10.727101	453.514	10.587241	0.000	12/31/05
10.317159	581.341	10.319818	0.000	10.321144	0.000	12/31/04
Oppenheimer Main Street Fund®/VA-Non-Service Series (Inception Date 12/1/2004)

						12/31/09
7.661801	169,948.768	7.757647	5,434.999	7.805867	1,847.892	12/31/08
12.629722	217,168.911	12.748689	2,639.277	12.808410	32.319	12/31/07
12.267378	188,104.597	12.345144	2,240.578	12.384076	0.000	12/31/06
10.816022	161,384.797	10.851650	1,136.259	10.869450	0.000	12/31/05
10.350617	13,062.128	10.353285	0.000	10.354615	0.000	12/31/04

				Enhanced with	Number of Enhanced
				Administration	with Administration
Standard	Number of Standard	Enhanced	Number of Enhanced	Charges Waived	Charges Waived
Accumulation	Accumulation Units	Accumulation	Accumulation Units	Accumulation Unit	Accumulation Units
Unit Value	Outstanding	Unit Value	Outstanding	Value	Outstanding	Year
PIMCO VIT Real Return Portfolio-Administrative Class (Inception Date 12/1/2004)
						12/31/09
10.153005	379,477.577	10.279969	2,772.903	10.343841	0.000	12/31/08
11.079101	207,278.006	11.183495	2,829.432	11.235886	0.000	12/31/07
10.154210	212,006.902	10.218623	4,352.416	10.250872	0.000	12/31/06
10.224854	240,401.144	10.258560	2,314.795	10.275393	0.000	12/31/05
10.156423	10,066.473	10.159043	0.000	10.160349	0.000	12/31/04
PIMCO VIT Total Return Portfolio-Administrative Class (Inception Date 12/1/2004)

						12/31/09
11.542860	423,985.467	11.687201	5,599.654	11.759784	3,422.084	12/31/08
11.170817	238,092.027	11.276074	2,086.449	11.328898	71.404	12/31/07
10.417487	207,153.358	10.483551	1,880.102	10.516640	0.000	12/31/06
10.173284	199,476.486	10.206803	453.274	10.223567	0.000	12/31/05
10.070332	627.100	10.072934	0.000	10.074230	0.000	12/31/04
Templeton Foreign Securities Fund-Class 2 (Inception Date 5/1/2007)
						12/31/09
6.280197	71,522.023	6.312285	2,735.993	6.328334	173.635	12/31/08
10.683643	40,534.202	10.705462	798.561	10.716349	22.401	12/31/07
Van Kampen’s UIF Mid Cap Growth Portfolio-Class I (Inception Date 5/1/2007)
						12/31/09
5.904344	47,092.588	5.934535	363.377	5.949633	21.247	12/31/08
11.249638	24,266.882	11.272627	46.682	11.284097	0.688	12/31/07
Van Kampen’s UIF U.S. Mid Cap Value Portfolio-Class I (Inception Date 7/15/1997)
						12/31/09
14.254077	429,690.091	14.752454	5,446.869	15.008140	726.316	12/31/08
24.624489	546,047.920	25.407617	5,239.508	25.808634	396.489	12/31/07
23.159385	581,474.070	23.822985	6,217.919	24.162157	0.000	12/31/06
19.459486	530,733.841	19.956509	5,226.294	20.210094	0.000	12/31/05
17.572071	467,487.388	17.966354	4,302.132	18.167210	0.000	12/31/04
15.551851	417,352.873	15.852805	3,927.983	16.005864	113.080	12/31/03
11.143745	383,714.571	11.325832	3,089.661	11.418226	28.150	12/31/02
15.699340	335,452.774	15.908551	1,648.470	16.014471	28.150	12/31/01
16.438193	253,713.630	16.607603	650.778	16.693197	46.034	12/31/00
Van Kampen’s UIF U.S. Real Estate Portfolio-Class I (Inception Date 7/15/1997)
						12/31/09
18.378595	350,079.782	19.021158	5,062.382	19.350719	454.136	12/31/08
30.015533	439,009.316	30.969853	4,628.248	31.458353	214.591	12/31/07
36.711245	617,880.841	37.762738	6,918.700	38.299964	185.446	12/31/06
26.969864	638,271.701	27.658464	6,314.368	28.009655	166.868	12/31/05
23.367170	618,052.255	23.891270	4,374.554	24.158129	115.611	12/31/04
17.374679	549,927.036	17.710793	5,725.997	17.881625	69.022	12/31/03
12.811814	469,712.672	13.021061	3,710.088	13.127169	28.392	12/31/02
13.094325	269,466.499	13.268793	1,955.110	13.357067	215.533	12/31/01
12.088940	147,402.642	12.213548	1,151.970	12.276441	1.523	12/31/00

				Enhanced with	Number of Enhanced
				Administration	with Administration
Standard	Number of Standard	Enhanced	Number of Enhanced	Charges Waived	Charges Waived
Accumulation	Accumulation Units	Accumulation	Accumulation Units	Accumulation Unit	Accumulation Units
Unit Value	Outstanding	Unit Value	Outstanding	Value	Outstanding	Year
Van Kampen’s UIF Value Portfolio-Class I (Inception Date 7/15/1997)
						12/31/09
10.040068	596,256.187	10.391062	6,775.137	10.571048	860.318	12/31/08
15.875263	789,939.565	16.380071	3,986.655	16.638432	279.735	12/31/07
16.611311	850,561.888	17.087197	6,292.311	17.330296	33.363	12/31/06
14.412225	863,389.460	14.780240	6,598.174	14.967892	33.363	12/31/05
13.978413	807,191.172	14.291958	5,717.704	14.451571	33.363	12/31/04
12.030718	620,028.974	12.263462	5,123.338	12.381730	33.363	12/31/03
9.098209	526,832.864	9.246820	3,689.937	9.322154	33.363	12/31/02
11.851536	401,628.667	12.009406	2,274.954	12.089242	124.533	12/31/01
11.751659	132,621.948	11.872734	1,233.392	11.933810	9.320	12/31/00
Wilshire 2015 Moderate Fund (Inception Date 5/1/2007)
						12/31/09
7.460428	46,470.538	7.498538	4,307.481	7.517602	2,398.181	12/31/08
10.007599	17,496.921	10.028056	1,962.408	10.038253	687.173	12/31/07
Wilshire 2025 Moderate Fund (Inception Date 5/1/2007)
						12/31/09
7.054421	10,980.789	7.090459	16,457.335	7.108474	0.000	12/31/08
9.970642	8,817.071	9.991008	6,305.737	10.001167	0.000	12/31/07
Wilshire 2035 Moderate Fund (Inception Date 5/1/2007)
						12/31/09
6.535932	20,882.706	6.569332	15,141.054	6.586031	0.000	12/31/08
9.921001	3,691.070	9.941273	4,746.712	9.951380	0.000	12/31/07

The above table gives year-end Accumulation Unit information for each Subaccount from the end of the year of inception (the Separate Account commencement date or the effective date of the Subaccount) to December 31, 2009. This information should be read in conjunction with the Separate Account financial statements including the notes to those statements. The beginning Accumulation Unit Value for the Dreyfus VIF Money Market Portfolio Subaccount was 1.000000 as of its inception date. The beginning Accumulation Unit Value for each other Subaccount was 10.000000 as of its inception date.

APPENDIX B: TRANSFER RESTRICTIONS
Restrictions on Transfers; Disruptive Trading, Market Timing and Frequent Transfers
We discourage (and will take action to deter) short-term trading in the Contracts because the frequent movement between or among Subaccounts may negatively impact other Contract Owners, Annuitants and Beneficiaries. Short-term trading can result in:
•	the dilution of Accumulation Unit Values or Portfolio net asset values
•	Portfolio advisors taking actions that negatively impact performance such as keeping a larger portion of the Portfolio assets in cash or liquidating investments prematurely in order to support redemption requests
•	increased administrative costs due to frequent purchases and redemptions
To help protect Contract Owners, Annuitants and Beneficiaries from the negative impact of these practices, we have implemented several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. There is no guarantee that we will be able to detect harmful trading practices, or, if it is detected, to prevent recurrences.
U.S. Mail Restrictions on Persons Engaged in Harmful Trading Practices
We monitor transfer activity in order to identify those who may be engaged in harmful trading practices and we produce and examine transaction reports. Generally, a Contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of “transfer events” in a given period. A “transfer event” is any transfer, or combination of transfers, occurring on a given trading day (Valuation Date). For example, multiple transfers by a Contract Owner involving 10 underlying Portfolios in one day count as one transfer event. A single transfer occurring on a given trading day and involving only 2 underlying Portfolios (or one underlying Portfolio if the transfer is made to or from the Fixed Account options) will also count as one transfer event. A transfer event would not include a transfer made pursuant to one of the automatic transfer programs such as dollar cost averaging, portfolio rebalancing and interest sweep.
As a result of this monitoring process, we may restrict the method of communication by which transfer requests will be accepted. In general, we will adhere to the following guidelines:

Trading Behavior	Our Response

6 or more transfer events in one	We will mail a letter to the Contract Owner notifying the Contract Owner that:
quarter of a Contract Year	(1) we have identified the Contract Owner as a person engaging in harmful trading practices; and

(2)   if the Contract Owner’s transfer events exceed 12 in one Contract Year, we will automatically require the Contract Owner to submit transfer requests via regular first-class U.S. mail and we will not accept transfer requests from the Contract Owner that are sent by other means such as electronic means or overnight, priority or courier delivery.

More than 12 transfer events in one Contract Year	We will automatically require the Contract Owner to submit transfer requests via regular first-class U.S. mail and we will not accept transfer requests from the Contract Owner that are sent by any other means.

On each Contract Anniversary, we will start the monitoring anew, so that each Contract starts with zero transfer events the first day of each new Contract Year. See, however, the “Other Restrictions” provision below.
U.S Mail Restrictions on Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. We generally will require these multi-contract advisors to submit all transfers requests via regular first-class U.S. mail.
Other Restrictions
We reserve the right to refuse or limit transfer requests, or take any other action we deem necessary, in order to protect Contract Owners, Annuitants, and Beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of our monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by us to constitute harmful trading practices, may be restricted. We will consider the following factors:
•	the dollar amount involved in the transfer event
•	the total assets of the Portfolio involved in the transfer event
•	the number of transfer events completed in the current quarter of the Contract Year
•	whether the transfer event is part of a pattern of transfer events designed to take advantage of short-term market fluctuations or market efficiencies
In addition, the Portfolios reserve the right, in their sole discretion and without prior notice, to reject, restrict or refuse purchase orders received from insurance company separate accounts that the Portfolios determine not to be in the best interest of their shareholders. We will apply such rejections, restrictions or refusals by the Portfolios uniformly and without exception.
The restrictions discussed above are designed to prevent harmful trading practices. Despite such transfer restrictions, there is a risk that such harmful trading practices could still occur. If we determine our goal of curtailing harmful trading practices is not being fulfilled, we may amend or replace the procedures described above without prior notice. We will consider waiving the procedures described above for unanticipated financial emergencies.

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
ANNUITY INVESTORS®VARIABLE ACCOUNT B
THE COMMODORE SPIRIT®
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY
SUPPLEMENTAL PROSPECTUS DATED MAY 1, 2010
Annuity Investors Life Insurance Company (the “Company”) is providing you with this Supplemental Prospectus that supplements and should be read with the prospectus (“Contract Prospectus”) dated May 1, 2010, for The Commodore Spirit® Variable Annuity (the “Contract”). The Contract Prospectus contains details regarding your Contract. Please read the Contract Prospectus and this Supplemental Prospectus carefully and keep them for future reference. Unless otherwise indicated, terms used in this Supplemental Prospectus have the same meaning as in the Contract Prospectus.
THIS SUPPLEMENTAL PROSPECTUS PROVIDES INFORMATION YOU SHOULD KNOW REGARDING THE OPTIONAL ENHANCED DEATH BENEFIT RIDER IF YOU WERE A CONTRACT OWNER PRIOR TO MAY 1, 2003 AND YOU PURCHASED THE OPTIONAL ENHANCED DEATH BENEFIT RIDER.
The Statement of Additional Information (“SAI”) dated May 1, 2010, contains more information about the Company, the Separate Account and the Contracts, including the Subaccounts. The Company filed the SAI with the Securities and Exchange Commission and it is legally part of the Contract Prospectus and this Supplemental Prospectus. The table of contents for the SAI is located on the last page of the Contract Prospectus. For a free copy, complete and return the form on the last page of the Contract Prospectus, or call the Company at 1-800-789-6771. You may also access the SAI and the other documents filed with the Securities and Exchange Commission about the Company, the Separate Account and the Contracts at the Securities and Exchange Commission’s website: http://www.sec.gov. The registration number for The Commodore Spirit® is 333-19725.
NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE CONTRACT PROSPECTUS OR THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
You should rely only on the information contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI, or our approved sales literature. The description of the Contract in the Contract Prospectus and this Supplemental Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from those in the Contract Prospectus or this Supplemental Prospectus, you should rely on the terms in your Contract. No one is authorized to give any information or make any representation other than those contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI or our approved sales literature.
These securities may be sold by a bank or credit union, but are not financial institution products.
•	The contracts are not FDIC or NCUSIF insured.

•	The contracts are obligations of the company and not of the bank or credit union.

•	The bank or credit union does not guarantee the company’s obligations under the contracts.

•	The contracts involve investment risk and may lose value.

1

SECTIONS OF PROSPECTUS AMENDED OR REPLACED IN THEIR ENTIRETY
The “Table B: Annual Expenses” and the “Examples” subsections of the “EXPENSE TABLES” section of the Contract Prospectus is deleted, and is replaced in its entirety by the following:
Table B: Annual Expenses
The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses. Separate Account annual expenses are shown as a percentage of the average value of the Owner’s interest in the Subaccounts.

		Optional Death	Optional Death
		Benefit Contracts	Benefit Contracts
	Standard	(Issue Age 65 and	(Issue Age over 65
	Contracts	younger)	and under 79)
Annual Contract Maintenance Fee	$30	$30	$30
Separate Account Annual Expenses
Mortality and Expense Risk Charge	1.25%	1.35%	1.50%
Administration Charge	0.15%	0.15%	0.15%

Total Separate Account Annual Expenses	1.40%	1.50%	1.65%

If you surrender your Contract, we will apply the contract maintenance fee at that time.
Examples
These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses (described in Table A of the Contract Prospectus), the annual contract maintenance fee and the Separate Account annual expenses (described in Table B above), and Portfolio operating expenses (described in Table C of the Contract Prospectus). Your actual costs may be higher or lower than the costs shown in the examples.
TO BE UPDATED BY 485(B) POST EFFECTIVE AMENDMENT
Example 1: Contract with Highest Possible Separate Account Charges
Assumptions

•	You are over age 65, you invest $10,000 in a Contract with the Optional Death Benefit for the periods indicated and your investment has a 5% return each year.

•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•	The annual contract maintenance fee and the maximum Separate Account annual expenses are incurred.

In this table, we assume that you surrender your Contract at the end of the period or you annuitize your Contract for a fixed period of less than 10 years at the end of the period. We also assume that the applicable contingent deferred sales charge is incurred. In this case, your costs would be:

	1 year	3 years	5 years	10 years
Maximum Portfolios Expenses Before reimbursement	$	$	$	$
Maximum Portfolio Expenses After reimbursement	$	$	$	$
Minimum Portfolio Expenses	$	$	$	$

In this table, we assume that you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contract for life or for a fixed period of 10 years or more at the end of the period. In this case, your costs would be:

2

	1 year	3 years	5 years	10 years
Maximum Portfolios Expenses Before reimbursement	$	$	$	$
Maximum Portfolio Expenses After reimbursement	$	$	$	$
Minimum Portfolio Expenses	$	$	$	$

Example 2: Contract with Minimum Fund Operating Expenses
Assumptions

•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•	The annual contract maintenance fee, the Separate Account annual expenses, and the minimum Portfolio expenses are incurred.

In this table, we assume that you surrender your Contract at the end of the period or you annuitize your Contract for a fixed period of less than 10 years at the end of the period. We also assume that the applicable contingent deferred sales charge is incurred. In this case, your costs would be:

	1 year	3 years	5 years	10 years
Maximum Portfolios Expenses Before reimbursement	$	$	$	$
Maximum Portfolio Expenses After reimbursement	$	$	$	$
Minimum Portfolio Expenses	$	$	$	$

In this table, we assume that you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contract for life or for a fixed period of 10 years or more at the end of the period. In this case, your costs would be:

	1 year	3 years	5 years	10 years
Maximum Portfolios Expenses Before reimbursement	$	$	$	$
Maximum Portfolio Expenses After reimbursement	$	$	$	$
Minimum Portfolio Expenses	$	$	$	$

By comparing the costs shown in the tables above, you can see the impact of contingent deferred sales charges on your costs.
The “Mortality and Expense Risk Charge” subsection of the “CHARGES AND DEDUCTIONS” section of the Contract Prospectus is deleted, and is replaced in its entirety by the following:
Mortality and Expense Risk Charge

Purpose of Charge	Compensation for bearing certain mortality and expense risks under the Contract. Mortality risks arise from the Company’s obligation to pay benefit payments during the Benefit Payment Period and to pay the death benefit. The expense risk assumed by the Company is the risk that the Company’s actual expenses in administering the Contracts and the Separate Account will exceed the amount recovered through the contract maintenance fees, transfer fees and administration charges.

Amount of Charge	Daily charge equal to 0.003446% of the daily Net Asset Value for each Subaccount, which corresponds to an effective annual rate of 1.25%. Contracts with the 1.25% mortality and expense risk charge are referred to as “Standard Contracts.”

For individual contracts with the optional Enhanced Death Benefit Amount, a daily charge equal to 0.003724% of the daily Net Asset Value for each Subaccount if issued to an Owner age 65 and younger, or 0.004141% of the daily Net Asset Value for each Subaccount if issued to an Owner over age 65 but under age 79, which correspond to an effective annual rate of 1.35% or 1.50%, respectively. Contracts with the optional Enhanced Death Benefit Amount are referred to as “Optional Death Benefit Contracts.” The optional Enhanced Death Benefit Amount is not available for Enhanced Contracts.

When Assessed	During the Accumulation Period, and during the Benefit Payment Period if a variable dollar benefit is elected, the charge is deducted from amounts invested in the Subaccounts.

Waivers	None.

3

The “DEATH BENEFIT” section is amended by adding the following material:
Optional Enhanced Death Benefit Amount
If an Owner purchased an individual Contract that was issued before his 79th birthday, the Owner could have elected the optional Enhanced Death Benefit Amount. If elected, the additional charge for this benefit is included in the mortality and expense risk charge as described in the Charges and Deductions section of the Contract Prospectus. This benefit must have been elected before the Contract was issued. It cannot be discontinued after the Contract was issued. The optional Enhanced Death Benefit Amount was not available for Enhanced Contracts.
The Enhanced Death Benefit Amount will equal the greatest of:
1)	the Account Value on the Death Benefit Valuation Date;

2)	the Enhanced Minimum Death Benefit; or

3)	the Enhanced Historic High Value.
The Enhanced Minimum Death Benefit is equal to total Purchase Payments, reduced proportionally for partial surrenders, and increased by interest, if any. This reduction will be in the same proportion that the Account Value was reduced on the date of the partial surrender. If the Owner dies before Age 80, interest compounds daily, at an effective annual interest rate of 5%, to the Death Benefit Valuation Date. If the Owner dies on or after his 80th birthday, interest compounds daily, at an effective annual interest rate of 5%, to the Contract Anniversary prior to the 80th birthday.
The Enhanced Historic High Value is equal to the Enhanced High Value, reduced proportionally for partial surrenders taken after that Enhanced High Value was reached. This reduction will be in the same proportion that the Account Value was reduced on the date of the partial surrender. The Enhanced High Value is the largest Account Value on any Contract Anniversary before the Death Benefit Valuation Date and prior to Age 80.
The death benefit will be allocated among the Subaccounts and Fixed Accounts options. This allocation will occur as of the Death Benefit Valuation Date. It will be made in the same proportion as the value of each option bears to the total Account Value immediately before that date.
Any applicable premium tax or other taxes not previously deducted, and any outstanding loans, will be deducted from the death benefit amounts described above.
An Owner may elect the form of payment of the death benefit at any time before his or her death. The form of payment may be a lump sum, or any available form of settlement option. The standard forms of settlement options are described in the Settlement Options section of the Contract Prospectus. If the Owner does not make an election as to the form of death benefit, the Beneficiary may make an election within one year after the Owner’s death. If no election as to form of settlement option is made, the Company will apply the death benefit to a fixed dollar benefit for a period certain of 48 months. The first day of the Benefit Payment Period in which a death benefit is paid may not be more than one year after the Owner’s death; the day a death benefit is paid in a lump sum may not be more than five years after the Owner’s date of death.

4

“APPENDIX A—CONDENSED FINANCIAL INFORMATION” section of the Contract Prospectus is deleted, and is replaced in its entirety by the following:

			Number of		Number of
			Optional		Optional
		Optional	Death Benefit	Optional	Death Benefit
	Number of	Death Benefit	(issue age 65	Death Benefit	(issue age over
	Standard	(issue age 65	and younger)	(issue age over	65/under 79)
Standard	Accumulation	and younger)	Accumulation	65/under 79)	Accumulation
Accumulation	Units	Accumulation	Units	Accumulation	Units
Unit Value	Outstanding	Unit Value	Outstanding	Unit Value	Outstanding	Year
American Century VP Large Company Value-Class I Shares (Inception Date 12/1/2004)
						12/31/09
7.520419	292,792.476	7.489274	14.170	7.442804	0.000	12/31/08
12.161971	382,937.244	12.123966	132.473	12.067186	0.000	12/31/07
12.494572	420,902.275	12.468255	1,522.201	12.428869	0.000	12/31/06
10.560864	99,384.541	10.549289	0.000	10.531928	0.000	12/31/05
10.216542	36,701.792	10.215664	0.000	10.214341	0.000	12/31/04
American Century VP Mid Cap Value-Class I Shares (Inception Date 12/1/2004)
						12/31/09
9.570065	643,576.702	9.530444	2,949.951	9.471309	0.000	12/31/08
12.830516	824,409.192	12.790428	2,880.335	12.730518	0.000	12/31/07
13.320957	911,824.088	13.292897	2,820.049	13.250911	0.000	12/31/06
11.229852	114,376.075	11.217536	6.706	11.199085	0.000	12/31/05
10.395465	24,970.228	10.394574	0.000	10.393228	0.000	12/31/04
American Century VP Ultra®-Class I Shares (Inception Date 12/1/2004)
						12/31/09
6.869832	518,640.998	6.841386	1,888.230	6.798929	455.034	12/31/08
11.906808	575,813.493	11.869615	1,432.106	11.814013	456.300	12/31/07
9.979396	707,542.380	9.958375	1,833.836	9.926893	457.152	12/31/06
10.463493	32,615.015	10.452014	953.169	10.434817	0.000	12/31/05
10.386756	598.086	10.385861	0.000	10.384520	0.000	12/31/04
American Century VP VistaSM-Class I Shares (Inception Date 12/1/2004)
						12/31/09
8.319404	826,352.105	8.284943	1,289.399	8.233535	0.000	12/31/08
16.424171	915,985.190	16.372858	680.863	16.296198	0.000	12/31/07
11.918299	976,806.445	11.893183	1,258.202	11.855601	0.000	12/31/06
11.088360	79,780.294	11.076211	0.000	11.057991	0.000	12/31/05
10.399373	4,938.285	10.398477	0.000	10.397136	0.000	12/31/04
Calamos Growth and Income Portfolio (Inception Date 5/1/2007)
						12/31/09
7.007788	111,399.974	6.995880	0.000	6.978054	0.000	12/31/08
10.412111	51,983.045	10.405023	0.000	10.394396	0.000	12/31/07
Davis Value Portfolio (Inception Date 5/1/2007)
						12/31/09
5.845926	154,220.486	5.835980	1,063.140	5.821102	0.000	12/31/08
9.935864	36,509.854	9.929103	0.000	9.918961	0.000	12/31/07
Dreyfus IP MidCap Stock Portfolio-Service Shares (Inception Date 5/1/2007)
						12/31/09
5.459428	6,054.670	5.450136	0.000	5.436238	0.000	12/31/08
9.297957	1,976.759	9.291621	0.000	9.282133	0.000	12/31/07

5

			Number of		Number of
			Optional		Optional
		Optional	Death Benefit	Optional	Death Benefit
	Number of	Death Benefit	(issue age 65	Death Benefit	(issue age over
	Standard	(issue age 65	and younger)	(issue age over	65/under 79)
Standard	Accumulation	and younger)	Accumulation	65/under 79)	Accumulation
Accumulation	Units	Accumulation	Units	Accumulation	Units
Unit Value	Outstanding	Unit Value	Outstanding	Unit Value	Outstanding	Year
Dreyfus IP Technology Growth Portfolio-Initial Shares (Inception Date 12/1/2004)
						12/31/09
7.008211	1,051,298.784	6.979168	698.373	6.935855	0.000	12/31/08
12.085181	1,154,532.874	12.047391	699.274	11.990957	0.000	12/31/07
10.684409	1,309,668.746	10.661865	836.015	10.628168	0.000	12/31/06
10.388053	32,100.558	10.376648	0.000	10.359578	0.000	12/31/05
10.151024	198.889	10.150148	0.000	10.148837	0.000	12/31/04
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares (Inception Date 7/15/1997)
						12/31/09
7.800236	579,088.137	7.711317	569.131	7.580079	0.000	12/31/08
12.064814	630,147.828	11.939452	570.216	11.754224	0.000	12/31/07
11.353220	701,011.037	11.246730	571.225	11.089206	0.000	12/31/06
10.543914	795,479.598	10.455586	572.420	10.324804	0.000	12/31/05
10.320091	913,267.538	10.243995	573.667	10.131229	0.000	12/31/04
9.854396	925,266.631	9.791601	574.951	9.698454	0.000	12/31/03
7.930106	960,232.146	7.887332	576.445	7.823843	0.000	12/31/02
11.317226	1,066,026.751	11.267308	297.025	11.193188	0.000	12/31/01
14.823134	894,007.973	N/A	N/A	N/A	N/A	12/31/00
Dreyfus Stock Index Fund, Inc.-Initial Shares (Inception Date 7/15/1997)
						12/31/09
9.762392	3,356,601.303	9.651134	6,003.756	9.486924	346.665	12/31/08
15.752402	3,792,658.208	15.588765	7,225.071	15.347002	347.620	12/31/07
15.179498	4,190,418.249	15.037150	8,606.065	14.826623	348.268	12/31/06
13.328744	4,493,460.193	13.217108	10,752.810	13.051861	308.257	12/31/05
12.911696	4,792,865.682	12.816515	10,754.602	12.675499	244.418	12/31/04
11.835440	4,670,251.024	11.760043	10,627.818	11.648244	175.894	12/31/03
9.349226	4,454,143.840	9.298818	10,366.380	9.224023	95.159	12/31/02
12.210993	4,141,595.630	12.157172	6,156.673	12.077250	5.882	12/31/01
14.100696	3,598,196.884	N/A	N/A	N/A	N/A	12/31/00
Dreyfus VIF Appreciation Portfolio-Initial Shares (Inception Date 7/15/1997)
						12/31/09
11.017708	708,576.070	10.892180	254.538	10.706850	0.000	12/31/08
15.862343	863,904.016	15.697602	686.696	15.454119	0.000	12/31/07
15.017729	946,182.350	14.876931	712.903	14.668611	0.000	12/31/06
13.075735	1,005,802.778	12.966250	700.950	12.804099	0.000	12/31/05
12.704674	1,036,367.953	12.611044	2,683.933	12.472252	0.000	12/31/04
12.265787	936,025.635	12.187676	2,743.369	12.071769	0.000	12/31/03
10.264481	821,738.414	10.209165	2,136.034	10.127012	0.000	12/31/02
12.497173	717,965.716	12.442111	17.774	12.360270	0.000	12/31/01
13.974173	649,590.073	N/A	N/A	N/A	N/A	12/31/00

6

			Number of		Number of
			Optional		Optional
		Optional	Death Benefit	Optional	Death Benefit
	Number of	Death Benefit	(issue age 65	Death Benefit	(issue age over
	Standard	(issue age 65	and younger)	(issue age over	65/under 79)
Standard	Accumulation	and younger)	Accumulation	65/under 79)	Accumulation
Accumulation	Units	Accumulation	Units	Accumulation	Units
Unit Value	Outstanding	Unit Value	Outstanding	Unit Value	Outstanding	Year
Dreyfus VIF Opportunistic Small Cap Portfolio (formerly Developing Leaders Portfolio)-Initial Shares (Inception Date 7/15/1997)
						12/31/09
8.120054	592,552.159	8.027711	2,150.440	7.891104	0.000	12/31/08
13.197067	683,423.829	13.060302	2,192.803	12.857742	0.000	12/31/07
15.049986	807,530.215	14.909246	2,001.076	14.700497	0.000	12/31/06
14.708620	908,638.512	14.585834	1,862.093	14.403471	0.000	12/31/05
14.099077	919,021.905	13.995525	1,884.890	13.841520	0.000	12/31/04
12.842412	898,484.551	12.760941	1,500.700	12.639610	0.000	12/31/03
9.888294	887,931.962	9.835242	1,414.885	9.756123	0.000	12/31/02
12.397758	698,539.631	12.343426	1,920.104	12.262277	0.000	12/31/01
13.391746	482,890.909	N/A	N/A	N/A	N/A	12/31/00
Dreyfus VIF Growth and Income Portfolio-Initial Shares (Inception Date 7/15/1997)
						12/31/09
8.039857	397,593.350	7.948028	388.288	7.812783	0.000	12/31/08
13.684704	484,210.513	13.542216	305.898	13.332180	0.000	12/31/07
12.799045	534,977.589	12.678713	5.035	12.501186	0.000	12/31/06
11.335178	573,338.603	11.239975	26.192	11.099424	0.000	12/31/05
11.122877	660,745.227	11.040630	15.504	10.919139	0.000	12/31/04
10.496627	594,854.140	10.429505	36.570	10.330339	0.000	12/31/03
8.409071	633,983.863	8.363529	16.060	8.296242	0.000	12/31/02
11.419341	646,842.656	11.368715	0.881	11.293965	0.000	12/31/01
12.299306	572,006.660	N/A	N/A	N/A	N/A	12/31/00
Dreyfus VIF Money Market Portfolio (Inception Date 7/15/1997)
						12/31/09
1.227384	6,894,098.095	1.218460	2,693.966	1.200427	0.000	12/31/08
1.216497	7,980,519.294	1.208421	2,283.013	1.192096	0.000	12/31/07
1.183188	6,426,348.042	1.175965	3,051.950	1.161351	0.000	12/31/06
1.152576	6,753,332.466	1.146196	3,086.642	1.133280	0.000	12/31/05
1.140557	5,458,310.932	1.135018	2,378.735	1.123802	0.000	12/31/04
1.146684	11,398,828.937	1.142058	2,540.928	1.132483	0.000	12/31/03
1.153638	26,597,370.970	1.150055	3,512.734	1.141986	0.000	12/31/02
1.153108	17,775,594.379	1.150535	3,127.264	1.143962	0.000	12/31/01
1.128116	7,677,545.259	N/A	N/A	N/A	N/A	12/31/00
DWS Small Cap Index VIP Fund-Class A (Inception Date 5/1/1999)
						12/31/09
10.880984	299,117.876	10.775511	201.180	10.620278	0.000	12/31/08
16.753029	419,825.549	16.607574	680.335	16.393400	0.000	12/31/07
17.321028	452,371.808	17.188175	615.066	16.992513	0.000	12/31/06
14.951171	417,983.505	14.851525	403.707	14.704769	0.000	12/31/05
14.543337	347,239.433	14.461037	126.904	14.339865	0.000	12/31/04
12.525203	434,240.830	12.466875	127.064	12.381113	0.000	12/31/03
8.673629	165,980.862	8.641731	127.264	8.594957	0.000	12/31/02
11.074827	153,151.939	11.045017	0.000	11.001506	0.000	12/31/01
11.003134	83,894.729	N/A	N/A	N/A	N/A	12/31/00

7

			Number of		Number of
			Optional		Optional
		Optional	Death Benefit	Optional	Death Benefit
	Number of	Death Benefit	(issue age 65	Death Benefit	(issue age over
	Standard	(issue age 65	and younger)	(issue age over	65/under 79)
Standard	Accumulation	and younger)	Accumulation	65/under 79)	Accumulation
Accumulation	Units	Accumulation	Units	Accumulation	Units
Unit Value	Outstanding	Unit Value	Outstanding	Unit Value	Outstanding	Year
Ibbotson Balanced ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)
						12/31/09
7.558919	107,236.129	7.546082	0.000	7.526854	0.000	12/31/08
10.093988	48,022.988	10.087115	0.000	10.076808	0.000	12/31/07
Ibbotson Conservative ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)
						12/31/09
9.572516	57,711.154	9.556273	0.000	9.531938	0.000	12/31/08
10.331779	12,429.371	10.324752	0.000	10.314202	0.000	12/31/07
Ibbotson Growth ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)
						12/31/09
6.738875	162,988.155	6.727434	0.000	6.710283	0.000	12/31/08
9.994910	55,891.199	9.988106	0.000	9.977900	0.000	12/31/07
Ibbotson Income and Growth ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)
						12/31/09
8.526582	35,362.381	8.512105	0.000	8.490434	0.000	12/31/08
10.193054	9,987.815	10.186110	0.000	10.175718	0.000	12/31/07
Invesco V.I. Capital Development Fund (formerly AIM V.I. Capital Development Fund)-Series I Shares (Inception Date 12/1/2004)
						12/31/09
7.380463	946,895.438	7.349885	4,263.225	7.304276	0.000	12/31/08
14.131174	1,085,589.211	14.087014	6,070.414	14.021050	0.000	12/31/07
12.930724	1,168,401.050	12.903468	6,310.413	12.862718	0.000	12/31/06
11.254617	16,459.887	11.242274	0.000	11.223784	0.000	12/31/05
10.413665	2,721.825	10.412766	0.000	10.411424	0.000	12/31/04
Invesco V.I. Core Equity Fund (formerly AIM V.I. Core Equity Fund)-Series I Shares (Inception Date 5/1/2006)
						12/31/09
7.938572	737,379.930	7.916973	0.000	7.884694	0.000	12/31/08
11.525903	807,450.262	11.506283	0.000	11.476905	0.000	12/31/07
10.812798	946,182.515	10.805412	0.000	10.794324	0.000	12/31/06
Invesco V.I. Financial Services Fund (formerly AIM V.I. Financial Services Fund)-Series I Shares (Inception Date 5/1/2001)
						12/31/09
4.063096	166,382.593	4.031897	876.437	3.985536	0.000	12/31/08
10.161746	160,195.947	10.094080	876.437	9.993382	0.000	12/31/07
13.250780	177,386.400	13.175998	876.437	13.064550	0.000	12/31/06
11.540835	198,663.153	11.487311	891.083	11.407448	0.000	12/31/05
11.051409	208,252.570	11.011283	1,368.437	10.951339	0.000	12/31/04
10.313195	157,061.561	10.286102	876.436	10.245574	0.000	12/31/03
8.070175	118,822.635	8.056892	876.437	8.037010	0.000	12/31/02
9.616190	71,816.401	9.609846	876.437	9.600337	0.000	12/31/01

8

			Number of		Number of
			Optional		Optional
		Optional	Death Benefit	Optional	Death Benefit
	Number of	Death Benefit	(issue age 65	Death Benefit	(issue age over
	Standard	(issue age 65	and younger)	(issue age over	65/under 79)
Standard	Accumulation	and younger)	Accumulation	65/under 79)	Accumulation
Accumulation	Units	Accumulation	Units	Accumulation	Units
Unit Value	Outstanding	Unit Value	Outstanding	Unit Value	Outstanding	Year
Invesco V.I. Global Health Care Fund (formerly AIM V.I. Global Health Care Fund)-Series I Shares (Inception Date 5/1/2001)
						12/31/09
8.702188	313,750.756	8.635418	1,501.107	8.536234	0.000	12/31/08
12.365170	335,033.531	12.282810	1,501.510	12.160317	0.000	12/31/07
11.212446	367,788.244	11.149126	1,501.864	11.054841	0.000	12/31/06
10.805644	405,402.095	10.755506	1,502.260	10.680752	0.000	12/31/05
10.132965	382,011.757	10.096155	1,502.673	10.041208	0.000	12/31/04
9.553444	311,542.224	9.528348	1,503.131	9.490821	0.000	12/31/03
7.580976	210,450.701	7.568511	1,503.619	7.549835	0.000	12/31/02
10.175290	59,824.959	10.168588	1,261.503	10.158532	0.000	12/31/01
Invesco V.I. High Yield Fund (formerly AIM V.I. High Yield Fund)-Series I Shares (Inception Date 7/15/1997)
						12/31/09
8.693381	215,192.913	8.652189	0.000	8.590800	0.000	12/31/08
11.866015	246,721.437	11.821822	1,002.991	11.755887	0.000	12/31/07
11.887590	336,558.419	11.855400	1,002.991	11.807325	0.000	12/31/06
10.886907	350,885.548	10.868424	1,004.559	10.840779	0.000	12/31/05
10.749148	449,939.142	10.741765	1,233.507	10.730713	0.000	12/31/04
10.095432	859,221.923	10.031841	1,210.056	9.936502	0.000	12/31/03
8.186958	488,086.809	8.143408	983.299	8.077935	0.000	12/31/02
8.410616	546,183.962	8.374125	646.543	8.319082	0.000	12/31/01
10.025816	403,918.794	N/A	N/A	N/A	N/A	12/31/00
Invesco V.I. Small Cap Equity Fund (formerly AIM V.I. Small Cap Equity Fund)-Series I Shares (Inception Date 5/1/2004)
						12/31/09
8.830277	221,619.162	8.793705	0.000	8.739152	0.000	12/31/08
13.038707	199,548.559	12.997954	299.089	12.937097	0.000	12/31/07
12.572746	59,594.167	12.546245	940.773	12.506629	0.000	12/31/06
10.857407	15,527.249	10.845488	0.000	10.827663	0.000	12/31/05
10.184771	48.134	10.183894	0.000	10.182575	0.000	12/31/04
Janus Aspen Balanced Portfolio-Institutional Shares (Inception Date 7/15/1997)
						12/31/09
18.563244	2,106,521.139	18.351771	6,639.313	18.039572	647.497	12/31/08
22.371024	2,407,948.228	22.138719	7,609.358	21.795367	648.850	12/31/07
20.527683	2,849,443.225	20.335245	6,361.876	20.050525	649.982	12/31/06
18.802986	3,224,954.488	18.645582	7,364.516	18.412437	623.013	12/31/05
17.664922	3,596,278.746	17.534778	9,505.263	17.341815	579.214	12/31/04
16.507560	3,685,075.400	16.402460	10,198.846	16.246497	948.104	12/31/03
14.676594	3,702,620.254	14.597522	9,029.715	14.480100	715.911	12/31/02
15.907374	3,578,735.833	15.837295	3,807.168	15.733155	4.244	12/31/01
16.920712	3,181,464.624	N/A	N/A	N/A	N/A	12/31/00

9

			Number of		Number of
			Optional		Optional
		Optional	Death Benefit	Optional	Death Benefit
	Number of	Death Benefit	(issue age 65	Death Benefit	(issue age over
	Standard	(issue age 65	and younger)	(issue age over	65/under 79)
Standard	Accumulation	and younger)	Accumulation	65/under 79)	Accumulation
Accumulation	Units	Accumulation	Units	Accumulation	Units
Unit Value	Outstanding	Unit Value	Outstanding	Unit Value	Outstanding	Year
Janus Aspen Enterprise Portfolio-Institutional Shares (Inception Date 7/15/1997)
						12/31/09
11.832549	844,041.239	11.697931	1,243.597	11.498846	0.000	12/31/08
21.325158	959,193.271	21.104067	1,071.494	20.776718	0.000	12/31/07
17.723408	1,111,731.741	17.557561	1,325.013	17.311683	0.000	12/31/06
15.820887	1,192,692.579	15.688702	2,182.697	15.492497	0.000	12/31/05
14.286652	1,246,239.904	14.181621	2,234.591	14.025527	0.000	12/31/04
11.999290	1,291,553.100	11.923077	2,739.816	11.809676	0.000	12/31/03
9.005921	1,290,667.557	8.957530	2,939.253	8.885444	0.000	12/31/02
12.672131	1,215,838.484	12.616505	1,551.472	12.533526	0.000	12/31/01
21.224171	993,843.327	N/A	N/A	N/A	N/A	12/31/00
Janus Aspen Forty Portfolio-Institutional Shares (Inception Date 7/15/1997)
						12/31/09
8.481186	1,176,081.761	8.398965	4,216.545	8.277900	0.000	12/31/08
15.402418	1,180,450.358	15.268688	3,202.209	15.071663	0.000	12/31/07
11.403714	1,272,789.383	11.316239	4,556.601	11.187310	0.000	12/31/06
10.576925	1,421,322.533	10.506419	5,189.417	10.402496	0.000	12/31/05
9.505422	1,369,066.381	9.451611	5,783.288	9.372331	0.000	12/31/04
8.153727	1,483,721.928	8.115731	6,352.318	8.059826	0.000	12/31/03
6.859260	1,548,077.357	6.834023	6,699.916	6.796979	0.000	12/31/02
8.247987	1,650,016.481	8.225736	6,505.660	8.193291	0.000	12/31/01
10.678675	1,384,637.536	N/A	N/A	N/A	N/A	12/31/00
Janus Aspen Overseas Portfolio-Institutional Shares (Inception Date 7/15/1997)
						12/31/09
16.426264	1,076,456.667	16.238868	894.812	15.962604	0.000	12/31/08
34.791646	1,193,428.967	34.429892	894.492	33.896057	0.000	12/31/07
27.500771	1,183,279.918	27.242589	1,771.310	26.861241	0.000	12/31/06
18.969977	966,575.134	18.810903	1,200.533	18.575740	0.000	12/31/05
14.542258	681,071.772	14.434891	896.152	14.276054	0.000	12/31/04
12.398800	669,789.197	12.319658	1,184.660	12.202513	0.000	12/31/03
9.318679	678,787.112	9.268321	1,063.812	9.193752	0.000	12/31/02
12.698027	675,126.139	12.641893	805.229	12.558761	0.000	12/31/01
16.774550	620,740.857	N/A	N/A	N/A	N/A	12/31/00
Janus Aspen Portfolio-Institutional Shares (Inception Date 7/15/1997)
						12/31/09
8.991468	1,287,933.053	8.889123	1,942.650	8.737846	0.000	12/31/08
15.128819	1,451,223.867	14.971877	1,818.811	14.739626	0.000	12/31/07
13.332590	1,661,699.848	13.207761	1,925.851	13.022784	0.000	12/31/06
12.140136	1,816,341.463	12.038658	3,283.014	11.888075	0.000	12/31/05
11.805932	1,963,661.008	11.719098	3,242.404	11.590074	0.000	12/31/04
11.455733	2,117,639.460	11.382949	3,520.817	11.274648	0.000	12/31/03
8.817912	2,338,003.425	8.770520	3,725.518	8.699912	0.000	12/31/02
12.166993	2,211,504.181	12.113565	2,990.215	12.033855	0.000	12/31/01
16.393493	1,792,958.592	N/A	N/A	N/A	N/A	12/31/00

10

			Number of		Number of
			Optional		Optional
		Optional	Death Benefit	Optional	Death Benefit
	Number of	Death Benefit	(issue age 65	Death Benefit	(issue age over
	Standard	(issue age 65	and younger)	(issue age over	65/under 79)
Standard	Accumulation	and younger)	Accumulation	65/under 79)	Accumulation
Accumulation	Units	Accumulation	Units	Accumulation	Units
Unit Value	Outstanding	Unit Value	Outstanding	Unit Value	Outstanding	Year
Oppenheimer Capital Appreciation Fund/VA-Non-Service Shares (Inception Date 12/1/2004)
						12/31/09
6.879768	231,588.838	6.851260	905.960	6.808753	0.000	12/31/08
12.807951	209,919.379	12.767909	712.676	12.708132	0.000	12/31/07
11.380578	206,005.347	11.356572	712.676	11.320712	0.000	12/31/06
10.691883	85,720.169	10.680139	0.000	10.662581	0.000	12/31/05
10.317159	581.341	10.316268	0.000	10.314940	0.000	12/31/04
Oppenheimer Main Street Fund®/VA-Non-Service Shares (Inception Date 12/1/2004)
						12/31/09
7.661801	169,948.768	7.630067	0.000	7.582722	0.000	12/31/08
12.629722	217,168.911	12.590252	705.457	12.531291	0.000	12/31/07
12.267378	188,104.597	12.241524	705.457	12.202856	0.000	12/31/06
10.816022	161,384.797	10.804162	723.894	10.786384	0.000	12/31/05
10.350617	13,062.128	10.349722	0.000	10.348387	0.000	12/31/04
PIMCO VIT Real Return Portfolio-Administrative Class (Inception Date 12/1/2004)
						12/31/09
10.153005	379,477.577	10.110958	589.763	10.048261	0.000	12/31/08
11.079101	207,278.006	11.044464	776.634	10.992739	0.000	12/31/07
10.154210	212,006.902	10.132796	776.634	10.100786	0.000	12/31/06
10.224854	240,401.144	10.213640	1,087.656	10.196826	0.000	12/31/05
10.156423	10,066.473	10.155546	0.000	10.154235	0.000	12/31/04
PIMCO VIT Total Return Portfolio-Administrative Class (Inception Date 12/1/2004)
						12/31/09
11.542860	423,985.467	11.495104	527.360	11.423797	0.000	12/31/08
11.170817	238,092.027	11.135916	778.595	11.083737	0.000	12/31/07
10.417487	207,153.358	10.395533	778.595	10.362666	0.000	12/31/06
10.173284	199,476.486	10.162115	1,094.555	10.145382	0.000	12/31/05
10.070332	627.100	10.069464	0.000	10.068162	0.000	12/31/04
Templeton Foreign Securities Fund (Inception Date 5/1/2007)
						12/31/09
6.280197	71,522.023	6.269535	0.000	6.253553	0.000	12/31/08
10.683643	40,534.202	10.676374	0.000	10.665467	0.000	12/31/07
Van Kampen’s UIF U.S. Mid Cap Growth Portfolio-Class I (Inception Date 5/1/2007)
						12/31/09
5.904344	47,092.588	5.894304	479.719	5.879270	0.000	12/31/08
11.249638	24,266.882	11.241985	0.000	11.230503	0.000	12/31/07
Van Kampen’s UIF U.S. Mid Cap Value Portfolio-Class I (Inception Date 7/15/1997)
						12/31/09
14.254077	429,690.091	14.091988	2,045.755	13.852188	418.066	12/31/08
24.624489	546,047.920	24.369344	2,365.719	23.991349	418.774	12/31/07
23.159385	581,474.070	22.942807	2,843.512	22.621528	419.476	12/31/06
19.459486	530,733.841	19.297021	1,880.959	19.055685	420.270	12/31/05
17.572071	467,487.388	17.443007	1,490.867	17.251006	421.176	12/31/04
15.551851	417,352.873	15.453181	1,480.972	15.306202	0.000	12/31/03
11.143745	383,714.571	11.083937	1,481.185	10.994728	0.000	12/31/02
15.699340	335,452.774	15.630514	1,469.904	15.527702	0.000	12/31/01
16.438193	253,713.630	N/A	N/A	N/A	N/A	12/31/00

11

			Number of		Number of
			Optional		Optional
		Optional	Death Benefit	Optional	Death Benefit
	Number of	Death Benefit	(issue age 65	Death Benefit	(issue age over
	Standard	(issue age 65	and younger)	(issue age over	65/under 79)
Standard	Accumulation	and younger)	Accumulation	65/under 79)	Accumulation
Accumulation	Units	Accumulation	Units	Accumulation	Units
Unit Value	Outstanding	Unit Value	Outstanding	Unit Value	Outstanding	Year
Van Kampen’s UIF U.S. Real Estate Portfolio-Class I (Inception Date 7/15/1997)
						12/31/09
18.378595	350,079.782	18.169534	110.153	17.860387	0.000	12/31/08
30.015533	439,009.316	29.704466	625.320	29.243901	0.000	12/31/07
36.711245	617,880.841	36.367906	678.325	35.858905	0.000	12/31/06
26.969864	638,271.701	26.744644	587.744	26.410335	0.000	12/31/05
23.367170	618,052.255	23.195474	782.152	22.940309	0.000	12/31/04
17.374679	549,927.036	17.264400	958.761	17.100290	0.000	12/31/03
12.811814	469,712.672	12.743027	1,071.599	12.640537	0.000	12/31/02
13.094325	269,466.499	13.036863	14.584	12.951155	0.000	12/31/01
12.088940	147,402.642	N/A	N/A	N/A	N/A	12/31/00
Van Kampen’s UIF Value Portfolio-Class I (Inception Date 7/15/1997)
						12/31/09
10.040068	596,256.187	9.925561	425.761	9.756650	0.000	12/31/08
15.875263	789,939.565	15.710228	1,168.560	15.466532	0.000	12/31/07
16.611311	850,561.888	16.455411	949.440	16.224970	0.000	12/31/06
14.412225	863,389.460	14.291407	893.362	14.112678	0.000	12/31/05
13.978413	807,191.172	13.875252	1,221.823	13.722542	0.000	12/31/04
12.030718	620,028.974	11.953963	1,175.072	11.840261	0.000	12/31/03
9.098209	526,832.864	9.049071	1,116.611	8.976240	0.000	12/31/02
11.851536	401,628.667	11.799174	31.284	11.721567	0.000	12/31/01
11.751659	132,621.948	N/A	N/A	N/A	N/A	12/31/00
Wilshire 2015 ETF Fund (Inception Date 5/1/2007)
						12/31/09
7.460428	46,470.538	7.447763	0.000	7.428792	0.000	12/31/08
10.007599	17,496.921	10.000788	0.000	9.990580	0.000	12/31/07
Wilshire 2025 ETF Fund (Inception Date 5/1/2007)
						12/31/09
7.054421	10,980.789	7.042424	0.000	7.024494	0.000	12/31/08
9.970642	8,817.071	9.963846	0.000	9.953669	0.000	12/31/07
Wilshire 2035 ETF Fund (Inception Date 5/1/2007)
						12/31/09
6.535932	20,882.706	6.524820	0.000	6.508192	0.000	12/31/08
9.921001	3,691.070	9.914240	0.000	9.904116	0.000	12/31/07
The above table gives year-end Accumulation Unit information for each Subaccount from the end of the year of inception (the Separate Account commencement date or the effective date of the Subaccount) to December 31, 2010. This information should be read in conjunction with the Separate Account financial statements including the notes to those statements. The beginning Accumulation Unit Value for the Dreyfus VIF Money Market Portfolio Subaccount was 1.000000 as of its inception date. The beginning Accumulation Unit Value for each other Subaccount was 10.000000 as of its inception date.
If you have invested in a Subaccount that is closed to new investors, the consolidated financial information for such Subaccounts will be contained in a special Supplemental Prospectus dated May 1, 2010 for Closed Subaccounts.

12

ANNUITY INVESTORS LIFE INSURANCE COMPANY ®
ANNUITY INVESTORS ® VARIABLE ACCOUNT B
THE COMMODORE SPIRIT ®
AND THE COMMODORE ADVANTAGE ®
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITIES
Supplemental Prospectus dated May 1, 2010
Annuity Investors Life Insurance Company® (the “Company,” “we,” “our” and “us”) is providing you with this Supplemental Prospectus that supplements and should be read with the prospectus (“Contract Prospectus”) dated May 1, 2010, for either The Commodore Spirit® or The Commodore Advantage® Variable Annuity (the “Contract”). The Contract Prospectus contains details regarding your Contract. Please read the Contract Prospectus and this Supplemental Prospectus carefully and keep them for future reference. Unless otherwise indicated, terms used in this Supplemental Prospectus have the same meaning as in the Contract Prospectus.
THIS SUPPLEMENTAL PROSPECTUS PROVIDES INFORMATION YOU SHOULD KNOW REGARDING THE ONE-YEAR GUARANTEED INTEREST RATE OPTION. AS OF MAY 1, 2007, YOU WILL NOT BE ABLE TO ALLOCATE PURCHASE PAYMENTS OR TRANSFER AMOUNTS TO THE ONE-YEAR GUARANTEED INTEREST RATE OPTION. UNLESS THE CONTEXT REQUIRES OTHERWISE, ALL PROVISIONS OF THE CONTRACT PROSPECTUS ARE APPLICABLE TO THE ONE-YEAR GUARANTEED INTEREST RATE OPTION DESCRIBED IN THIS SUPPLEMENTAL PROSPECTUS.
The Statement of Additional Information (“SAI”) dated May 1, 2010, contains more information about the Separate Account and the Contracts. We filed the SAI with the Securities and Exchange Commission and it is legally part of the Contract Prospectus and this Supplemental Prospectus. The table of contents for the SAI is located on the last page of the Contract Prospectus. For a free copy, complete and return the form on the last page of the Contract Prospectus, or call us at 1-800-789-6771. You may also access the SAI and the other documents filed with the Securities and Exchange Commission about the Company, the Separate Account and the Contracts at the Securities and Exchange Commission’s website: http://www.sec.gov. The registration number for The Commodore Spirit® is 333-19725; and The Commodore Advantage® is 333-51971.
NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE CONTRACT PROSPECTUS OR THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
You should rely only on the information contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI, or our approved sales literature. The description of the Contract in the Contract Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from those in the Contract Prospectus, you should rely on the terms in your Contract. No one is authorized to give any information or make any representation other than those contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI or our approved sales literature.

These securities may be sold by a bank or credit union, but are not financial institution products.
•	The Contracts are not FDIC or NCUSIF insured

•	The Contracts are obligations of the Company and not of the bank or credit union

•	The bank or credit union does not guarantee the Company’s obligations under the Contracts

•	The Contracts involve investment risk and may lose value

1

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
ANNUITY INVESTORS® VARIABLE ACCOUNT B
THE COMMODORE SPIRIT®
THE COMMODORE ADVANTAGE®
AND THE COMMODORE INDEPENDENCE®
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITIES
SUPPLEMENTAL PROSPECTUS DATED MAY 1, 2010
Annuity Investors Life Insurance Company (the “Company,” “we,” “our” or “us”) is providing you with this Supplemental Prospectus that supplements and should be read with the prospectus (“Contract Prospectus”) dated May 1, 2010, for either The Commodore Spirit®, The Commodore Advantage® or The Commodore Independence® Variable Annuity (the “Contract”). The Contract Prospectus contains details regarding your Contract. Please read the Contract Prospectus and this Supplemental Prospectus carefully and keep them for future reference. Unless otherwise indicated, terms used in this Supplemental Prospectus have the same meaning as in the Contract Prospectus.
This Supplemental Prospectus provides information you should know before making any decision to allocate purchase payments or transfer amounts to the subaccounts (collectively, the “Closed Subaccounts”) investing in the following Portfolios:
AIM Variable Investment Funds (Invesco Variable Investment Funds)
-Invesco V.I. Dynamics Fund (formerly AIM V.I. Dynamics Fund)-Series I Shares
Janus Aspen Series
-Worldwide Portfolio-Institutional Shares
The Timothy Plan Variable Series
-Conservative Growth Variable Series
-Strategic Growth Variable Series
Van Kampen – The Universal Institutional Funds, Inc.
-Core Plus Fixed Income Portfolio-Class I
The Invesco V.I. Dynamics Fund Closed Subaccount, the Janus Aspen Worldwide Growth Closed Subaccount, The Timothy Plan Conservative Growth Variable Series Closed Subaccount, and The Timothy Plan Strategic Growth Variable Series Closed Subaccount are additional investment options of the Contracts available only to Contract Owners who held Accumulation Units in these Subaccounts on November 30, 2004 and the Van Kampen Core Plus Fixed Income Closed Subaccount is an additional investment option of the Contracts available on to the Contract Owners who held Accumulation Units in that Subaccount on April 30, 2010. Each of these investment options will become unavailable to you once you no longer have money in that Subaccount. Unless the context requires otherwise, all provisions of the Contract Prospectus are applicable to the Subaccounts described in this Supplemental Prospectus.
The Statement of Additional Information (“SAI”) dated May 1, 2010, contains more information about the Separate Account and the Contracts, including the Subaccounts. We filed the SAI with the Securities and Exchange Commission and it is legally part of the Contract Prospectus and this Supplemental Prospectus. The table of contents for the SAI is located on the last page of the Contract Prospectus. For a free copy, complete and return the form on the last page of the Contract Prospectus, or call us at 1-800-789-6771. You may also access the SAI and the other documents filed with the Securities and Exchange Commission about the Company, the Separate Account and the Contracts at the Securities and Exchange Commission’s website: http:\\www.sec.gov. The registration number for The Commodore Spirit® is 333-19725; The Commodore Advantage® is 333-51971; and The Commodore Independence® is 333-51955.
NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE CONTRACT PROSPECTUS OR THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

1

You should rely only on the information contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI, or our approved sales literature. The description of the Contract in the Contract Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from those in the Contract Prospectus, you should rely on the terms in your Contract. No one is authorized to give any information or make any representation other than those contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI or our approved sales literature.

These securities may be sold by a bank or credit union, but are not financial institution products.
▪	The Contracts are not FDIC or NCUSIF insured

▪	The Contracts are obligations of the Company and not of the bank or credit union

▪	The bank or credit union does not guarantee the Company’s obligations under the Contracts

▪	The Contracts involve investment risk and may lose value

2

EXPENSE TABLES
The “Table C: Total Annual Portfolio Operating Expenses” subsection and the “Expense Examples” subsection in this section of the Supplemental Prospectus differ from the corresponding tables in the Contract Prospectus. The following tables have been revised to include information with respect to each Closed Subaccount.
Table C: Total Annual Portfolio Operating Expenses
The next tables shows the minimum and maximum total operating expenses of the Portfolios, including those associated with the Closed Subaccounts, that you may pay periodically during the time that you own the Contract. These expenses are deducted from Portfolio assets and include management fees, distribution and service (12b-1) fees, acquired fund fees and other expenses. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for that Porfolio.

	Minimum	Maximum
Before any fee reduction or expense reimbursement	%	%

After contractual fee reductions and/or expense reimbursements Contractual fee reductions and/or expense reimbursements related to a Portfolio will continue for a period that ends on a specific date. These periods will end April 30, 2010 and May 1, 2010
	%	%
The information about Portfolio expenses that the Company used to prepare this table was provided to the Company by the Portfolios. The Company has not independently verified the Portfolio expense information. The minimum and maximum expenses shown in the table are for the year ended December 31, 2009, except as noted below. Actual expenses of a Portfolio in future years may be higher or lower.
The Portfolios in the Financial Investors Variable Insurance Trust, the Timothy Plan Variable Series and the Wilshire Variable Insurance Trust are structured as “fund of funds” and invest in other investment companies (“Acquired Funds”). As a result, each Ibbotson portfolio, each Timothy portfolio and each Wilshire portfolio will likely incur higher expenses than fund that invest directly in securities.
The minimum expenses, both before and after any fee reduction and/or expense reimbursement, are the expenses of the Dreyfus Stock Index Fund, Inc.
The maximum expenses before fee reductions and/or expense reimbursements are the expenses of the Wilshire 2035 ETF Fund. The adviser to this Wilshire Fund has contractually agreed to waive fees and/or reimburse expenses through December 31, 2010, so that the total annual operating expenses for the Wilshire Fund, excluding the fees and expenses of the Acquired Fund, will not exceed 0.60% (“expense limitation”). Prior to December 22, 2008, the expense limitation was 0.50%. The Wilshire Fund, for a period not to exceed three years from commencement of operations, will repay its adviser any expenses in excess of the expense limitation, provided the Wilshire Fund is able to effect such reimbursement and remain in compliance with the expense limitation.
The maximum expenses after fee reductions and/or expense reimbursements are the expenses of The Timothy Plan Strategic Growth Variable Series.
Examples
Examples for The Commodore Advantage® Contract
These examples are intended to help you compare the cost of investing in the Advantage® Contract with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses (described in Table A of the Advantage® prospectus), the annual contract maintenance fee and the Separate Account expenses (described in Table B of the Advantage®), and Portfolio fees and expenses (described in Table C above). By comparing the costs shown in the tables below for each example, you can see the impact of early withdrawal charges on your costs.
TO BE UPDATED BY 485(B) POST EFFECTIVE AMENDMENT
Example 1: Contract with Maximum Fund Operating Expenses

3

Assumptions

•	You invest $10,000 in the Advantage® Contract for the periods indicated and your investment has a 5% return each year.

•	The annual contract maintenance fee of $30 and Separate Account annual expenses of 1.40% are incurred.

•	The annual contract maintenance fee, the maximum Separate Account annual expenses, and the maximum Portfolio expenses are incurred.

In this table, we assume that you surrender your Advantage® Contract at the end of the period or you annuitize your Advantage® Contract for a fixed period of less than 10 years at the end of the period. We also assume that the applicable contingent deferred sales charge is incurred. In this case, your costs would be:

	1 year	3 years	5 years	10 years

Before reimbursement	$	$	$	$
After reimbursement	$	$	$	$
In this table, we assume that you keep your Advantage® Contract and leave your money in your Advantage® Contract for the entire period or you annuitize your Advantage® Contract for life or for a fixed period of 10 years or more at the end of the period. In this case, your costs would be:

	1 year	3 years	5 years	10 years

Before reimbursement	$	$	$	$
After reimbursement	$	$	$	$
Example 2: Contract with Minimum Fund Operating Expenses
Assumptions

•	You invest $10,000 in the Advantage® Contract for the periods indicated and your investment has a 5% return each year.

•	The annual contract maintenance fee of $30 and Separate Account annual expenses of 1.40% are incurred.

•	The annual contract maintenance fee, the Separate Account annual expenses, and the minimum Portfolio expenses are incurred.

In this table, we assume that you surrender your Advantage® Contract at the end of the period or you annuitize your Advantage® Contract for a fixed period of less than 10 years at the end of the period. We also assume that the applicable contingent deferred sales charge is incurred. In this case, your costs would be:

1 year	3 years	5 years	10 years

$	$	$	$
In this table, we assume that you keep your Advantage® Contract and leave your money in your Advantage® Contract for the entire period or you annuitize your Advantage® Contract for life or for a fixed period of 10 years or more at the end of the period. In this case, your costs would be:

1 year	3 years	5 years	10 years

$	$	$	$
By comparing the costs shown in the tables above, you can see the impact of contingent deferred sales charges on your costs.
Examples for The Commodore Independence® Contract
These examples are intended to help you compare the cost of investing in the Independence® Contract with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses (described in Table A of the Independence® prospectus), the annual contract maintenance fee and the Separate Account expenses (described in Table B of the Independence®), and Portfolio fees and expenses (described in Table C above). By comparing the costs shown in the tables below for each example, you can see the impact of early withdrawal charges on your costs.
TO BE UPDATED BY 485(B) POST EFFECTIVE AMENDMENT

4

Example 1: Contract with Maximum Fund Operating Expenses
Assumptions

•	You invest $10,000 in the Independence® Contract for the periods indicated and your investment has a 5% return each year.

•	The annual contract maintenance fee of $40 and Separate Account annual expenses of 1.40% are incurred.

•	The annual contract maintenance fee, the maximum Separate Account annual expenses, and the maximum Portfolio expenses are incurred.

In this table, we assume that you surrender your Independence® Contract at the end of the period or you annuitize your Independence® Contract for a fixed period of less than 10 years at the end of the period. We also assume that the applicable contingent deferred sales charge is incurred. In this case, your costs would be:

	1 year	3 years	5 years	10 years

Before reimbursement	$	$	$	$
After reimbursement	$	$	$	$
In this table, we assume that you keep your Independence® Contract and leave your money in your Independence® Contract for the entire period or you annuitize your Independence® Contract for life or for a fixed period of 10 years or more at the end of the period. In this case, your costs would be:

	1 year	3 years	5 years	10 years

Before reimbursement	$	$	$	$
After reimbursement	$	$	$	$
Example 2: Contract with Minimum Fund Operating Expenses
Assumptions

•	You invest $10,000 in the Independence® Contract for the periods indicated and your investment has a 5% return each year.

•	The annual contract maintenance fee of $40 and Separate Account annual expenses of 1.40% are incurred.

•	The annual contract maintenance fee, the Separate Account annual expenses, and the minimum Portfolio expenses are incurred.

In this table, we assume that you surrender your Independence® Contract at the end of the period or you annuitize your Independence® Contract for a fixed period of less than 10 years at the end of the period. We also assume that the applicable contingent deferred sales charge is incurred. In this case, your costs would be:

1 year	3 years	5 years	10 years

$	$	$	$
In this table, we assume that you keep your Independence® Contract and leave your money in your Independence® Contract for the entire period or you annuitize your Independence® Contract for life or for a fixed period of 10 years or more at the end of the period. In this case, your costs would be:

1 year	3 years	5 years	10 years

$	$	$	$
By comparing the costs shown in the tables above, you can see the impact of contingent deferred sales charges on your costs.
Examples for The Commodore Spirit® Contract
These examples are intended to help you compare the cost of investing in the Spirit® Contract with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses (described in Table A of the Spirit® prospectus), the annual contract maintenance fee and the Separate Account expenses (described in Table B of the Spirit®), and Portfolio fees and expenses (described in Table C above). By comparing the costs shown in the tables below for each example, you can see the impact of early withdrawal charges on your costs.

5

TO BE UPDATED BY 485(B) POST EFFECTIVE AMENDMENT
Example 1: Contract with Maximum Fund Operating Expenses
Assumptions

•	You invest $10,000 in the Spirit® Contract for the periods indicated and your investment has a 5% return each year.

•	The annual contract maintenance fee of $30 and Separate Account annual expenses of 1.40% are incurred.

•	The annual contract maintenance fee, the maximum Separate Account annual expenses, and the maximum Portfolio expenses are incurred.

In this table, we assume that you surrender your Spirit® Contract at the end of the period or you annuitize your Spirit® Contract for a fixed period of less than 10 years at the end of the period. We also assume that the applicable contingent deferred sales charge is incurred. In this case, your costs would be:

	1 year	3 years	5 years	10 years

Before reimbursement	$	$	$	$
After reimbursement	$	$	$	$
In this table, we assume that you keep your Spirit® Contract and leave your money in your Spirit® Contract for the entire period or you annuitize your Spirit® Contract for life or for a fixed period of 10 years or more at the end of the period. In this case, your costs would be:

	1 year	3 years	5 years	10 years

Before reimbursement	$	$	$	$
After reimbursement	$	$	$	$
Example 2: Contract with Minimum Fund Operating Expenses
Assumptions

•	You invest $10,000 in the Spirit® Contract for the periods indicated and your investment has a 5% return each year.

•	The annual contract maintenance fee of $30 and Separate Account annual expenses of 1.40% are incurred.

•	The annual contract maintenance fee, the Separate Account annual expenses, and the minimum Portfolio expenses are incurred.

In this table, we assume that you surrender your Spirit® Contract at the end of the period or you annuitize your Spirit® Contract for a fixed period of less than 10 years at the end of the period. We also assume that the applicable contingent deferred sales charge is incurred. In this case, your costs would be:

1 year	3 years	5 years	10 years

$	$	$	$
In this table, we assume that you keep your Spirit® Contract and leave your money in your Spirit® Contract for the entire period or you annuitize your Spirit® Contract for life or for a fixed period of 10 years or more at the end of the period. In this case, your costs would be:

1 year	3 years	5 years	10 years

$	$	$	$
By comparing the costs shown in the tables above, you can see the impact of contingent deferred sales charges on your costs.

6

FINANCIAL INFORMATION
The “Financial Information” section of each prospectus is supplemented as follows:
Condensed Financial Information
Appendix A to this Supplemental Prospectus provides condensed financial information for the Commodore Spirit®, the Commodore Advantage®, and the Commodore Independence® variable annuities with respect to each Closed Subaccount. This information includes the following information:

•	year-end accumulation unit values for each Subaccount for each of the last 10 fiscal years through December 1, 2009, or from the end of the year of inception of a Subaccount, if later, to December 31, 2009; and

•	number of accumulation units outstanding as of the end of each period.
THE PORTFOLIOS
The “Portfolios” section of each prospectus is supplemented as follows:
The Separate Account currently offers each of the Closed Subaccounts only to the Contract Owners who held Accumulation Units in such Closed Subaccount on the date it was closed to new investors (as indicated on the first page of this Supplemental Prospectus). Each Closed Subaccount invests in the corresponding Portfolio listed below, which has its own investment objectives, policies and practices. The current Portfolio prospectuses, which accompany this Supplemental Prospectus, contain additional information concerning the investment objectives and policies of the Portfolios, the investment advisory services and administrative services of the Portfolios, and the charges of the Portfolios.
You should read the Portfolio prospectuses and this Supplemental Prospectus carefully before making any decision concerning allocating additional purchase payments or transferring amounts to any of these Closed Subaccounts or the Subaccounts.

	SHARE		INVESTMENT
PORTFOLIO	CLASS	ADVISOR	CATEGORY
AIM Variable Investment Funds (Invesco Variable Investment Funds)
Invesco V.I. Dynamics Fund (formerly AIM V.I. Dynamics Fund)	Series I	Invesco Advisors, Inc.	Mid cap growth
Janus Aspen Series
Worldwide Portfolio	Institutional	Janus Capital Management LLC	World stock
The Timothy Plan Variable Series
Conservative Growth Variable Series	N/A	Timothy Partners, Ltd.	Asset allocation
Strategic Growth Variable Series	N/A	Timothy Partners, Ltd.	Asset allocation
Van Kampen – Universal Institutional Funds
Core Plus Fixed Income Portfolio	Class I	Van Kampen*	Intermediate term bond

*	Morgan Stanley Investment Management Inc. sometimes does business as Van Kampen

7

APPENDIX A: CONDENSED FINANCIAL INFORMATION
The tables below give year-end Accumulation Unit Information for the Commodore Spirit®, Commodore Advantage®, and Commodore Independence® variable annuities with respect to each Closed Subaccount for each of the last 10 fiscal years through December 1, 2009, or from the end of the year of inception of a Subaccount, if later, to December 31, 2009. The information should be read in conjunction with the Separate Account financial statements, including the notes to those statements. The beginning Accumulation Unit Value for each Closed Subaccount shown was 10.00000 as of its inception date.
The Commodore Spirit® (Current Contract)

					Number of
				Enhanced with	Enhanced with
	Number of		Number of	Administration	Administration
	Standard		Enhanced	Charges	Charges Waived
Standard	Accumulation	Enhanced	Accumulation	Waived	Accumulation
Accumulation	Units	Accumulation	Units	Accumulation	Units
Unit Value	Outstanding	Unit Value	Outstanding	Unit Value	Outstanding	Year
Invesco V.I. Dynamics Fund (formerly AIM V.I. Dynamics Fund)-Series I Shares (Inception Date 5/1/2001)
						12/31/09
5.824689	55,720.355	5.960938	0.000	6.030174	147.224	12/31/08
11.378261	91,372.086	11.608837	0.000	11.725794	112.020	12/31/07
10.287076	105,073.806	10.463499	0.000	10.552834	88.031	12/31/06
8.984924	75,896.111	9.111342	0.000	9.175262	60.280	12/31/05
8.229888	77,529.977	8.320433	0.000	8.366155	23.763	12/31/04
7.364205	63,086.332	7.422756	0.000	7.452291	0.000	12/31/03
5.417943	78,143.205	5.444887	0.000	5.458451	0.000	12/31/02
8.067308	93,275.876	8.083372	0.000	8.091444	0.000	12/31/01
Janus Aspen Worldwide Portfolio-Institutional SharesInception Date 7/15/1997)

						12/31/09
8.678898	1,008,264.804	8.982374	6,153.773	9.137790	238.860	12/31/08
15.907143	1,161,307.113	16.413070	6,328.041	16.671615	214.662	12/31/07
14.717387	1,410,898.731	15.139123	8,089.661	15.354205	198.036	12/31/06
12.627182	1,622,445.152	12.949718	9,847.675	13.113864	180.878	12/31/05
12.096493	1,892,337.612	12.367909	10,895.424	12.505798	292.617	12/31/04
11.708282	2,099,555.231	11.934844	14,464.542	12.049706	277.111	12/31/03
9.574914	2,438,561.261	9.731344	10,650.649	9.810429	2,191.502	12/31/02
13.032840	2,364,153.929	13.206482	7,650.835	13.294015	2,191.502	12/31/01
17.039678	2,082,293.354	17.215191	5,014.610	17.303370	3,484.654	12/31/00
The Timothy Plan Conservative Growth Variable Series (Inception Date 5/1/2002)

						12/31/09
9.127064	321,412.820	9.312776	13.208	9.406857	0.000	12/31/08
12.952754	455,222.276	13.176001	13.418	13.288878	0.000	12/31/07
12.081358	512,762.391	12.252064	13.418	12.338233	0.000	12/31/06
11.224446	572,609.363	11.348586	13.418	11.411149	0.000	12/31/05
10.806880	586,564.485	10.893329	175.420	10.936855	0.000	12/31/04
10.342389	348,794.768	10.393659	37.886	10.419451	0.000	12/31/03
8.916475	167,693.588	8.934171	0.200	8.943061	0.000	12/31/02

8

					Number of
				Enhanced with	Enhanced with
	Number of		Number of	Administration	Administration
	Standard		Enhanced	Charges	Charges Waived
Standard	Accumulation	Enhanced	Accumulation	Waived	Accumulation
Accumulation	Units	Accumulation	Units	Accumulation	Units
Unit Value	Outstanding	Unit Value	Outstanding	Unit Value	Outstanding	Year
The Timothy Plan Strategic Growth Variable Series (Inception Date 5/1/2002)
						12/31/09
7.882894	412,084.563	8.042976	0.000	8.124096	0.000	12/31/08
13.227039	518,810.234	13.454461	0.000	13.569466	0.000	12/31/07
12.181313	629,515.069	12.352932	0.000	12.439564	0.000	12/31/06
11.247959	673,218.784	11.371889	0.000	11.434368	0.000	12/31/05
10.772978	687,211.128	10.858721	0.000	10.901897	0.000	12/31/04
10.104822	408,637.294	10.154501	0.000	10.179502	0.000	12/31/03
8.194917	159,507.218	8.210855	0.000	8.218868	0.000	12/31/02
Van Kampen’s UIF U.S. Mid Cap Value Portfolio-Class I (Inception Date 7/15/1997)
						12/31/09
14.254077	429,690.091	14.752454	5,446.869	15.008140	726.316	12/31/08
24.624489	546,047.920	25.407617	5,239.508	25.808634	396.489	12/31/07
23.159385	581,474.070	23.822985	6,217.919	24.162157	0.000	12/31/06
19.459486	530,733.841	19.956509	5,226.294	20.210094	0.000	12/31/05
17.572071	467,487.388	17.966354	4,302.132	18.167210	0.000	12/31/04
15.551851	417,352.873	15.852805	3,927.983	16.005864	113.080	12/31/03
11.143745	383,714.571	11.325832	3,089.661	11.418226	28.150	12/31/02
15.699340	335,452.774	15.908551	1,648.470	16.014471	28.150	12/31/01
16.438193	253,713.630	16.607603	650.778	16.693197	46.034	12/31/00

The Commodore Spirit® (Contract with Death Benefit Rider No Longer Available*)

*	See The Commodore Spirit® Supplemental Prospectus dated May 1, 2010 regarding the Cancelled Death Benefit Rider for more information.

			Number of		Number of
			Optional		Optional
		Optional	Death Benefit	Optional	Death Benefit
	Number of	Death Benefit	(issue age 65	Death Benefit	(issue age over
	Standard	(issue age 65	and younger)	(issue age over	65/under 79)
Standard	Accumulation	and younger)	Accumulation	65/under 79)	Accumulation
Accumulation	Units	Accumulation	Units	Accumulation	Units
Unit Value	Outstanding	Unit Value	Outstanding	Unit Value	Outstanding	Year
Invesco V.I. Dynamics Fund (formerly AIM V.I. Dynamics Fund)-Series I Shares (Inception Date 5/1/2001)
						12/31/09
5.824689	55,720.355	5.779978	188.518	5.713559	0.000	12/31/08
11.378261	91,372.086	11.302455	173.124	11.189694	0.000	12/31/07
10.287076	105,073.806	10.228974	157.523	10.142423	0.000	12/31/06
8.984924	75,896.111	8.943219	130.974	8.881025	0.000	12/31/05
8.229888	77,529.977	8.199982	100.281	8.155318	0.000	12/31/04
7.364205	63,086.332	7.344844	64.658	7.315884	0.000	12/31/03
5.417943	78,143.205	5.409027	24.686	5.395649	0.000	12/31/02
8.067308	93,275.876	8.061982	0.000	8.053984	0.000	12/31/01

9

			Number of		Number of
			Optional		Optional
		Optional	Death Benefit	Optional	Death Benefit
	Number of	Death Benefit	(issue age 65	Death Benefit	(issue age over
	Standard	(issue age 65	and younger)	(issue age over	65/under 79)
Standard	Accumulation	and younger)	Accumulation	65/under 79)	Accumulation
Accumulation	Units	Accumulation	Units	Accumulation	Units
Unit Value	Outstanding	Unit Value	Outstanding	Unit Value	Outstanding	Year
Janus Aspen Worldwide Portfolio-Institutional Shares (Inception Date 7/15/1997)
						12/31/09
8.678898	1,008,264.804	8.579906	2,591.601	8.433883	0.000	12/31/08
15.907143	1,161,307.113	15.741778	2,332.385	15.497595	0.000	12/31/07
14.717387	1,410,898.731	14.579256	2,270.609	14.375089	0.000	12/31/06
12.627182	1,622,445.152	12.521328	2,340.830	12.364730	0.000	12/31/05
12.096493	1,892,337.612	12.007224	2,503.457	11.875064	0.000	12/31/04
11.708282	2,099,555.231	11.633594	2,809.923	11.522959	0.000	12/31/03
9.574914	2,438,561.261	9.523209	2,621.610	9.446581	0.000	12/31/02
13.032840	2,364,153.929	12.975281	1,362.573	12.889939	0.000	12/31/01
17.039678	2,082,293.354	N/A	N/A	N/A	N/A	12/31/00
The Timothy Plan Conservative Growth Variable Series (Inception Date 5/1/2002)
						12/31/09
9.127064	321,412.820	9.066003	10,848.742	8.975117	0.000	12/31/08
12.952754	455,222.276	12.879212	10,816.707	12.769620	0.000	12/31/07
12.081358	512,762.391	12.025018	9,153.898	11.940953	0.000	12/31/06
11.224446	572,609.363	11.183411	4,407.021	11.122095	0.000	12/31/05
10.806880	586,564.485	10.778271	4,590.387	10.735463	0.000	12/31/04
10.342389	348,794.768	10.325409	7,343.039	10.299964	0.000	12/31/03
8.916475	167,693.588	8.910599	1,125.801	8.901785	0.000	12/31/02
The Timothy Plan Strategic Growth Variable Series (Inception Date 5/1/2002)
						12/31/09
7.882894	412,084.563	7.830225	245.679	7.751894	0.000	12/31/08
13.227039	518,810.234	13.152081	208.850	13.040454	0.000	12/31/07
12.181313	629,515.069	12.124648	175.753	12.040151	0.000	12/31/06
11.247959	673,218.784	11.206981	140.480	11.145787	0.000	12/31/05
10.772978	687,211.128	10.744596	590.905	10.702146	0.000	12/31/04
10.104822	408,637.294	10.088364	3,195.360	10.063711	0.000	12/31/03
8.194917	159,507.218	8.189622	4,019.666	8.181687	0.000	12/31/02
Van Kampen’s UIF Core Plus Fixed Income Portfolio-Class I (Inception Date 7/15/1997)
						12/31/09
13.805232	633,167.502	13.648199	3,509.017	13.416032	0.000	12/31/08
15.593051	790,109.961	15.431382	4,585.761	15.192047	0.000	12/31/07
14.997858	934,853.788	14.857509	4,453.465	14.649487	0.000	12/31/06
14.663212	1,031,163.550	14.540695	4,465.442	14.358886	0.000	12/31/05
14.269584	1,040,814.398	14.164679	3,763.472	14.008815	0.000	12/31/04
13.866152	1,111,500.860	13.778094	4,004.390	13.647097	0.000	12/31/03
13.437077	1,065,387.210	13.364910	4,148.255	13.257429	0.000	12/31/02
12.694998	713,042.852	12.639254	1,707.009	12.556166	0.000	12/31/01
11.776122	380,480.921	N/A	N/A	N/A	N/A	12/31/00

10

The Commodore Independence® (Current Contract)

			Number of
			Enhanced		Number of
		Enhanced	(1.10% Total	Enhanced	Enhanced
		(1.10% Total	Separate	(0.90% Total	(0.90% Total
	Number of	Separate	Account	Separate	Separate
	Standard	Account	Expenses)	Account	Account
Standard	Accumulation	Expenses)	Accumulation	Expenses)	Expenses)
Accumulation	Units	Accumulation	Units	Accumulation	Accumulation
Unit Value	Outstanding	Unit Value	Outstanding	Unit Value	Units Outstanding	Year
Invesco V.I. Dynamics Fund (formerly AIM V.I. Dynamics Fund)-Series I Shares (Inception Date 5/1/2001)
						12/31/09
5.824689	55,720.355	5.960938	0.000	6.053343	0.000	12/31/08
11.378261	91,372.086	11.608837	0.000	11.764863	0.000	12/31/07
10.287076	105,073.806	10.463499	0.000	10.582630	0.000	12/31/06
8.984924	75,896.111	9.111342	0.000	9.196547	0.000	12/31/05
8.229888	77,529.977	8.320433	0.000	8.381370	0.000	12/31/04
7.364205	63,086.332	7.422756	0.000	7.462101	7.139	12/31/03
5.417943	78,143.205	5.444887	0.000	5.462949	0.000	12/31/02
8.067308	93,275.876	8.083372	0.000	8.094120	0.000	12/31/01
Janus Aspen Worldwide Portfolio-Institutional Shares Inception Date 7/15/1997)
						12/31/09
8.678898	1,008,264.804	8.982374	6,153.773	7.010936	0.000	12/31/08
15.907143	1,161,307.113	16.413070	6,328.041	12.784750	0.000	12/31/07
14.717387	1,410,898.731	15.139123	8,089.661	11.768528	0.000	12/31/06
12.627182	1,622,445.152	12.949718	9,847.675	10.046327	0.000	12/31/05
12.096493	1,892,337.612	12.367909	10,895.424	9.575676	0.000	12/31/04
11.708282	2,099,555.231	11.934844	14,464.542	9.221822	46,144.266	12/31/03
9.574914	2,438,561.261	9.731344	10,650.649	7.504379	39,742.411	12/31/02
13.032840	2,364,153.929	13.206482	7,650.835	10.164080	32,752.139	12/31/01
17.039678	2,082,293.354	N/A	N/A	N/A	N/A	12/31/00
The Timothy Plan Conservative Growth Variable Series (Inception Date 5/1/2002)
						12/31/09
9.127064	321,412.820	9.312776	13.208	9.438349	0.000	12/31/08
12.952754	455,222.276	13.176001	13.418	13.326634	0.000	12/31/07
12.081358	512,762.391	12.252064	13.418	12.367019	0.000	12/31/06
11.224446	572,609.363	11.348586	13.418	11.432023	0.000	12/31/05
10.806880	586,564.485	10.893329	175.420	10.951356	0.000	12/31/04
10.342389	348,794.768	10.393659	37.886	10.428026	0.000	12/31/03
8.916475	167,693.588	8.934171	0.200	8.946009	0.000	12/31/02
The Timothy Plan Strategic Growth Variable Series (Inception Date 5/1/2002)
						12/31/09
7.882894	412,084.563	8.042976	0.000	8.151231	0.000	12/31/08
13.227039	518,810.234	13.454461	0.000	13.607903	0.000	12/31/07
12.181313	629,515.069	12.352932	0.000	12.468482	0.000	12/31/06
11.247959	673,218.784	11.371889	0.000	11.455183	0.000	12/31/05
10.772978	687,211.128	10.858721	0.000	10.916251	0.000	12/31/04
10.104822	408,637.294	10.154501	0.000	10.187798	0.000	12/31/03
8.194917	159,507.218	8.210855	0.000	8.221523	0.000	12/31/02

11

			Number of
			Enhanced		Number of
		Enhanced	(1.10% Total	Enhanced	Enhanced
		(1.10% Total	Separate	(0.90% Total	(0.90% Total
	Number of	Separate	Account	Separate	Separate
	Standard	Account	Expenses)	Account	Account
Standard	Accumulation	Expenses)	Accumulation	Expenses)	Expenses)
Accumulation	Units	Accumulation	Units	Accumulation	Accumulation
Unit Value	Outstanding	Unit Value	Outstanding	Unit Value	Units Outstanding	Year
Van Kampen’s UIF Core Plus Fixed Income Portfolio-Class I (Inception Date 7/15/1997)
						12/31/09
13.805232	633,167.502	14.287712	4,309.288	13.545767	0.000	12/31/08
15.593051	790,109.961	16.088872	3,609.600	15.222548	0.000	12/31/07
14.997858	934,853.788	15.427535	4,516.328	14.567237	0.000	12/31/06
14.663212	1,031,163.550	15.037636	4,510.157	14.170531	0.000	12/31/05
14.269584	1,040,814.398	14.589653	5,455.212	13.720741	0.000	12/31/04
13.866152	1,111,500.860	14.134373	5,899.268	13.265872	1,753.649	12/31/03
13.437077	1,065,387.210	13.656469	3,834.895	12.791995	0.000	12/31/02
12.694998	713,042.852	12.864100	1,978.853	12.025963	0.000	12/31/01
11.776122	380,480.921	—	—	—	—	12/31/00

Enhanced with	Number of Enhanced	Enhanced with	Number of Enhanced
Administration	with Administration	Administration	with Administration
charges waived	charges waived	charges waived	charges waived
(0.95% Total	(0.95% Total	(0.75% Total	(0.75% Total
Separate Account	Separate Account	Separate Account	Separate Account
Expenses)	Expenses)	Expenses)	Expenses)
Accumulation Unit	Accumulation Units	Accumulation Unit	Accumulation Units
Value	Outstanding	Value	Outstanding	Year
Invesco V.I. Dynamics Fund (formerly AIM V.I. Dynamics Fund)-Series I Shares (Inception Date 5/1/2001)
				12/31/09
6.030174	147.224	6.123616	137.983	12/31/08
11.725794	112.020	11.883356	137.993	12/31/07
10.552834	88.031	10.672996	122.199	12/31/06
9.175262	60.280	9.261113	111.545	12/31/05
8.366155	23.763	8.427490	63.240	12/31/04
7.452291	0.000	7.491858	57.208	12/31/03
5.458451	0.000	5.476583	18.335	12/31/02
8.091444	0.000	8.102202	0.000	12/31/01
Janus Aspen Worldwide Portfolio-Institutional SharesInception Date 7/15/1997)
				12/31/09
9.137790	238.860	7.121653	3,191.505	12/31/08
16.671615	214.662	12.966900	2,734.959	12/31/07
15.354205	198.036	11.918070	2,527.467	12/31/06
13.113864	180.878	10.158682	2,571.733	12/31/05
12.505798	292.617	9.668184	2,190.387	12/31/04
12.049706	277.111	9.296883	2,169.871	12/31/03
9.810429	2,191.502	7.554217	1,573.229	12/31/02
13.294015	2,191.502	10.216331	0.000	12/31/01

12

Enhanced with	Number of Enhanced	Enhanced with	Number of Enhanced
Administration	with Administration	Administration	with Administration
charges waived	charges waived	charges waived	charges waived
(0.95% Total	(0.95% Total	(0.75% Total	(0.75% Total
Separate Account	Separate Account	Separate Account	Separate Account
Expenses)	Expenses)	Expenses)	Expenses)
Accumulation Unit	Accumulation Units	Accumulation Unit	Accumulation Units
Value	Outstanding	Value	Outstanding	Year
The Timothy Plan Conservative Growth Variable Series (Inception Date 5/1/2002)
				12/31/09
9.406857	0.000	9.533610	2,295.238	12/31/08
13.288878	0.000	13.440722	4,102.160	12/31/07
12.338233	0.000	12.453961	4,166.020	12/31/06
11.411149	0.000	11.495051	2,663.055	12/31/05
10.936855	0.000	10.995154	133.936	12/31/04
10.419451	0.000	10.453956	6.078	12/31/03
8.943061	0.000	8.954924	0.000	12/31/02
The Timothy Plan Strategic Growth Variable Series (Inception Date 5/1/2002)
				12/31/09
8.124096	0.000	8.233353	277.991	12/31/08
13.569466	0.000	13.724129	225.416	12/31/07
12.439564	0.000	12.555889	182.582	12/31/06
11.434368	0.000	11.518110	132.752	12/31/05
10.901897	0.000	10.959701	70.404	12/31/04
10.179502	0.000	10.212939	30.285	12/31/03
8.218868	0.000	8.229559	0.000	12/31/02
Van Kampen’s UIF Core Plus Fixed Income Portfolio-Class I (Inception Date 7/15/1997)
				12/31/09
14.535198	1,053.994	13.759623	7,163.347	12/31/08
16.342712	2.990	15.439456	8,443.460	12/31/07
15.647093	0.000	14.752371	6,674.444	12/31/06
15.228624	0.000	14.329012	5,142.497	12/31/05
14.752650	0.000	13.853286	2,009.888	12/31/04
14.270730	0.000	13.373842	1,396.144	12/31/03
13.767746	0.000	12.876914	1,029.422	12/31/02
12.949664	0.000	12.087792	0.000	12/31/01
The Commodore Advantage® (Current Contract)

			Number of
		Standard with	Standard with
	Number of	Administration	Administration
Standard	Standard	Charges Waived	Charges Waived
Accumulation Unit	Accumulation Units	Accumulation Unit	Accumulation Units
Value	Outstanding	Value	Outstanding	Year
Invesco V.I. Dynamics Fund (formerly AIM V.I. Dynamics Fund)-Series I Shares (Inception Date 5/1/2001)
				12/31/09
5.824689	55,720.355	5.892457	0.000	12/31/08
11.378261	91,372.086	11.493024	0.000	12/31/07
10.287076	105,073.806	10.374943	0.000	12/31/06
8.984924	75,896.111	9.047929	0.000	12/31/05
8.229888	77,529.977	8.275039	0.000	12/31/04
7.364205	63,086.331	7.393411	0.000	12/31/03
5.417943	78,143.205	5.431395	0.000	12/31/02
8.067308	93,275.876	8.075340	0.000	12/31/01

13

			Number of
		Standard with	Standard with
	Number of	Administration	Administration
Standard	Standard	Charges Waived	Charges Waived
Accumulation Unit	Accumulation Units	Accumulation Unit	Accumulation Units
Value	Outstanding	Value	Outstanding	Year
Janus Aspen Worldwide Portfolio-Institutional Shares)(Inception Date 7/15/1997)
				12/31/09
8.678898	1,008,264.804	6.759364	9,612.550	12/31/08
15.907143	1,161,307.113	12.369963	9,914.578	12/31/07
14.717387	1,410,898.731	11.427272	9,745.222	12/31/06
12.627182	1,622,445.152	9.789468	17,865.960	12/31/05
12.096493	1,892,337.612	9.363811	18,261.241	12/31/04
11.708282	2,099,555.231	9.049605	17,208.944	12/31/03
9.574914	2,438,561.261	7.389719	10,530.938	12/31/02
13.032840	2,364,153.929	10.043546	0.000	12/31/01
17.039678	2,082,293.354	N/A	N/A	12/31/00
The Timothy Plan Conservative Growth Variable Series (Inception Date 5/1/2002)
				12/31/09
9.127064	321,412.820	9.219554	0.000	12/31/08
12.952754	455,222.276	13.064018	0.000	12/31/07
12.081358	512,762.391	12.166498	0.000	12/31/06
11.224446	572,609.363	11.286400	856.937	12/31/05
10.806880	586,564.485	10.850052	619.421	12/31/04
10.342389	348,794.768	10.368005	0.000	12/31/03
8.916475	167,693.588	8.925318	0.000	12/31/02
The Timothy Plan Strategic Growth Variable Series (Inception Date 5/1/2002)
				12/31/09
7.882894	412,084.563	7.962596	0.000	12/31/08
13.227039	518,810.234	13.340344	0.000	12/31/07
12.181313	629,515.069	12.266874	0.000	12/31/06
11.247959	673,218.784	11.309780	0.000	12/31/05
10.772978	687,211.128	10.815763	0.000	12/31/04
10.104822	408,637.294	10.129626	0.000	12/31/03
8.194917	159,507.218	8.202876	0.000	12/31/02
Van Kampen’s UIF Core Plus Fixed Income Portfolio-Class I (Inception Date 7/15/1997)
				12/31/09
13.805232	633,167.502	13.059903	21,598.445	12/31/08
15.593051	790,109.961	14.728691	19,565.182	12/31/07
14.997858	934,853.788	14.144834	17,328.704	12/31/06
14.663212	1,031,163.550	13.808240	18,130.319	12/31/05
14.269584	1,040,814.398	13.417180	12,598.333	12/31/04
13.866152	1,111,500.860	13.018146	11,072.438	12/31/03
13.437077	1,065,387.210	12.596637	1,851.193	12/31/02
12.694998	713,042.852	11.883354	0.000	12/31/01
11.776122	380,480.921	N/A	N/A	12/31/00

14

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
ANNUITY INVESTORS® VARIABLE ACCOUNT B
INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITIES
SUPPLEMENTAL PROSPECTUS DATED MAY 1, 2010 FOR
CONTRACTS ISSUED BEFORE JUNE 1, 2009
Commodore Advantage® Contracts
Commodore Independence® Contracts
Commodore Spirit® Contracts
GUARANTEED LIFETIME WITHDRAWAL BENEFIT RIDER
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER
TO BE UPDATED BY 485(B) POST EFFECTIVE AMENDMENT
This supplemental prospectus provides information about the Guaranteed Lifetime Withdrawal Benefit Rider and the Guaranteed Minimum Withdrawal Benefit Rider (each, a “Rider” and together, the “Riders”). The Riders are available with the Commodore Advantage®, Commodore Independence® and Commodore Spirit® Contracts issued before June 1, 2009 (each, a “Contract” and together, the “Contracts”).

This Supplemental Prospectus applies to Contracts issued before June 1, 2009.
If your Contract effective date is before June 1, 2009, the Riders are included with your Contract and you should read this supplemental prospectus carefully and keep it for future reference. Your Contract effective date is set out on your Contract specifications page.
This Supplemental Prospectus does not apply to Contracts issued on or after June 1, 2009.
If your Contract effective date is on or after June 1, 2009, the Riders are not included with your Contract and this supplemental prospectus does not apply to your Contract. Your Contract effective date is set out on your Contract specifications page.
The Riders may not be available in all states. For additional information about the availability of the Riders, contact us at our Administrative Office, P.O. Box 5423, Cincinnati, OH 45201-5423, or call us at 1-800-789-6771.
This supplemental prospectus supplements and should be read with the prospectus dated May 1, 2010, for your Contract. Unless otherwise indicated, terms used in this supplemental prospectus have the same meaning as in your Contract prospectus.
The Statement of Additional Information (“SAI”) dated May 1, 2010, contains more information about the Separate Account and the Contracts. We filed the SAI with the Securities and Exchange Commission (SEC) and it is legally part of the Contract prospectuses and this supplemental prospectus. The table of contents for the SAI is located on the last page of each Contract prospectus. For a free copy of the SAI, complete and return the form on the last page of the Contract prospectus, or call us at 1-800-789-6771. You may also access the SAI and the other documents filed with the SEC about the Company, the Separate Account and the Contracts at the SEC’s website: http:\\www.sec.gov. The registration number for each Contract is set out below.

•	Commodore Advantage® Contract	333-51971
•	Commodore Independence® Contract	333-51955
•	Commodore Spirit® Contract	333-19725
NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE CONTRACT PROSPECTUSES OR THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

1

No one is authorized to give any information or make any representation about the Riders other than those contained in this supplemental prospectus or our approved sales literature. You should rely only on Rider information contained in the applicable Rider, this supplemental prospectus, or our approved sales literature. The description of the Riders in this supplemental prospectus is subject to the specific terms of the Riders as they contain specific contractual provisions and conditions. If the terms of the Riders issued with your Contract differ from those in this supplemental prospectus, you should rely on the terms of the Riders issued with your Contract.

•	The Contracts may be sold by a bank or credit union, but they are not a deposit or obligation of the bank or credit union or guaranteed by the bank or credit union.

•	The Contracts are not FDIC or NCUSIF insured.

•	The Contracts involve investment risk and may lose value.

2

SUPPLEMENT TO EXPENSE TABLES
The following information supplements the Separate Account Annual Expenses table in your Contract prospectus.

	Current	Maximum

Guaranteed Lifetime Withdrawal Benefit Rider Charge	0.55%	1.20%
Guaranteed Lifetime Withdrawal Benefit Rider with Spousal Continuation Charge	0.70%	1.20%
Guaranteed Minimum Withdrawal Benefit Rider Charge	0.40%	1.00%
Rider charges are assessed only if you activate the Rider. Rider charges are assessed against the Benefit Base Amount determined under the Rider. The Benefit Base Amount starts with the Account Value of the Contract on the date that the Rider is activated. However, after activation, the Benefit Base Amount will not reflect income, gains, or losses in your Account Value unless you elect to reset the Benefit Base Amount. After a Rider is activated, withdrawals from the Contract other than to pay Rider charges or Rider Benefits will reduce the Benefit Base Amount by the same percentage as the percentage reduction in the Account Value. See the Guaranteed Living Withdrawal Benefit and Guaranteed Minimum Withdrawal Benefit sections of this prospectus.
Only one of these optional Riders may be activated and in effect at any point in time.
•	If you choose to activate the Guaranteed Lifetime Withdrawal Benefit Rider, it will provide a lifetime withdrawal benefit, up to a certain amount each benefit year.

•	If you choose to activate the Guaranteed Minimum Withdrawal Benefit Rider, it will provide a minimum withdrawal benefit, up to a certain amount each benefit year.
You cannot activate either of these Riders if in the future we are no longer issuing that Rider with any new annuity contracts and we prohibit further activations on a nondiscriminatory basis.
If you activate one of these Riders, your investment options will be limited to certain designated Subaccounts.
Guaranteed withdrawal benefit rider charges are assessed only if you activate one of these optional Riders. Rider charges are calculated as a percentage of the Benefit Base Amount determined under the Rider.
The Benefit Base Amount starts with the Account Value of your Contract on the date that the Rider is activated. However, after activation, the Benefit Base Amount will not reflect income, gains, or losses in your Account Value unless you elect to reset the Benefit Base Amount.
After a Rider is activated, “excess withdrawals” from your Contract will reduce the Benefit Base Amount by the same percentage as the percentage reduction in the Account Value. “Excess withdrawals” can adversely affect the benefit provided by these Riders.
The current charges set out in the table are the Rider charges as of May 1, 2010. We may change the charge for your Rider at any time or times that:
•	you activate the Rider if you activate it on a date other than the Rider Issue Date;

•	you elect to reset the Benefit Base Amount; or

•	you take an Excess Withdrawal.

3

SUPPLEMENT TO EXAMPLES FOR COMMODORE ADVANTAGE® CONTRACTS
The following information supplements the Examples section in the Commodore Advantage® Contract prospectus.
Example for Contract with Optional Benefit Rider and Maximum Fund Operating Expenses
Assumptions
•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•	You activate the Guaranteed Lifetime Withdrawal Benefit with Spousal Continuation when you purchase your Contract and the maximum rider charge of 1.20% is incurred.

•	The annual contract maintenance fee of $30 and Separate Account annual expenses of 1.40% are incurred.

•	The maximum Portfolio expenses before reimbursement (2.74%) or after reimbursement (1.60%) are incurred.

•	Table #1 assumes that you surrender your Contract at the end of the indicated period and the applicable contingent deferred sales charge is incurred.

•	Table #2 assumes that you annuitize your Contract at the end of the indicated period or you keep your Contract and leave your money in your Contract for the entire period.

(1)	If you surrender your Contract at the end of the period, your costs will be:

	1 year	3 years	5 years	10 years
Before reimbursement	$1,372	$2,490	$3,618	$6,993
After reimbursement	$1,260	$2,155	$3,060	$5,876
(2)	If you annuitize your Contract at the end of the period or keep your Contract for the entire period, your costs will be:

	1 year	3 years	5 years	10 years
Before reimbursement	$572	$1,790	$3,118	$6,993
After reimbursement	$460	$1,455	$2,560	$5,876
SUPPLEMENT TO EXAMPLES FOR COMMODORE INDEPENDENCE® CONTRACTS
The following information supplements the Examples section in the Commodore Independence® Contract prospectus.
Example for Contract with Optional Benefit Rider and Maximum Fund Operating Expenses
Assumptions
•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•	You activate the Guaranteed Lifetime Withdrawal Benefit with Spousal Continuation Rider when you purchase your Contract and the maximum Rider charge of 1.20% is incurred.

•	The annual contract maintenance fee of $40 and Separate Account annual expenses of 1.40% are incurred.

•	The maximum Portfolio expenses before reimbursement (2.74%) or after reimbursement (1.60%) are incurred.
If you surrender or annuitize your Contract at the end of the period or you keep your Contract and leave your money in your Contract for the entire period, your costs would be:

	1 year	3 years	5 years	10 years
Before reimbursement	$582	$1,820	$3,167	$7,089
After reimbursement	$470	$1,485	$2,610	$5,978

4

SUPPLEMENT TO EXAMPLES FOR COMMODORE SPIRIT® CONTRACTS
The following information supplements the Examples section in the Commodore Spirit® Contract prospectus.
Example for Contract with Optional Benefit Rider and Maximum Fund Operating Expenses
Assumptions
•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•	You activate the Guaranteed Lifetime Withdrawal Benefit with Spousal Continuation when you purchase your Contract and the maximum rider charge of 1.20% is incurred.

•	The annual contract maintenance fee of $30 and Separate Account annual expenses of 1.40% are incurred.

•	The maximum Portfolio expenses before reimbursement (2.74%) or after reimbursement (1.60%) are incurred.

•	Table #1 assumes that you surrender your Contract at the end of the indicated period and the applicable contingent deferred sales charge is incurred.

•	Table #2 assumes that you annuitize your Contract at the end of the indicated period or you keep your Contract and leave your money in your Contract for the entire period.

(1)	If you surrender your Contract at the end of the period, your costs would be:

	1 year	3 years	5 years	10 years
Before reimbursement	$1,272	$2,290	$3,418	$6,993
After reimbursement	$1,160	$1,955	$2,860	$5,876
(2)	If you annuitize your Contract at the end of the period or keep your Contract for the entire period:, your cost would be

	1 year	3 years	5 years	10 years
Before reimbursement	$572	$1,790	$3,118	$6,993
After reimbursement	$460	$1,455	$2,560	$5,876

5

GUARANTEED LIFETIME WITHDRAWAL BENEFIT
Introduction
We offer a Guaranteed Lifetime Withdrawal Benefit through a rider (the “Rider”) to this Contract. If you choose to activate the Rider, it will provide a lifetime withdrawal Benefit, up to a certain amount each Benefit Year, even after the Contract value is zero. The Insured must be at least 55 years old on the Benefit Start Date to receive a Benefit under the Rider.

✓	Benefit	A guaranteed withdrawal benefit that is available under the Benefits section of the Rider.

✓	Benefit Base Amount	The amount on which Rider charges and Benefit payments are based.

✓	Benefit Start Date	The first day that a Benefit under the Rider is to be paid.

✓	Benefit Year	A 12 month period beginning on the Benefit Start Date or on an anniversary of the Benefit Start Date.

✓	Excess Withdrawal	(1) A withdrawal from the Contract after the Rider Effective Date and before the Benefit Start Date or (2) a withdrawal from the Contract on or after the Benefit Start Date to the extent that the withdrawal exceeds the Benefit amount that is available on the date of payment. A withdrawal to pay Rider

✓	Designated Subaccount	charges is never considered an Excess Withdrawal. Each Subaccount that we designate from time to time to hold Contract values on which Benefits may be based.

✓	Insured	The person whose lifetime is used to measure the Benefits under the Rider. The Insured is set out on the Rider specifications page. The Insured cannot be changed after the issue date of the Rider as shown on the Rider specifications page.

✓	Rider Anniversary	The date in each year that is the annual anniversary of the Rider Effective Date.

✓	Rider Effective Date	The Contract Effective Date or Contract Anniversary on which the Rider is activated.

✓	Rider Year	Each 12 month period that begins on the Rider Effective Date or a Rider Anniversary.
Activation of the Rider
You may elect to activate the Rider on the Contract effective date or on any Contract Anniversary. To activate the Rider, you must make a written request before the date on which the Rider is to take effect. The Ride is not effective until you activate it. If you activate the Rider on a date other than the Rider Issue Date, we may change the charge for your Rider.
At the time of activation, you may elect to activate the Spousal Benefit.
Once the Rider is activated, you may not participate in the dollar cost averaging program otherwise available under the Contract.
You cannot activate the Rider
•	if the Contract is a tax-qualified contract and, on the Rider Effective Date, you will be 81 years old or older (or the Annuitant will be 81 years old or older if the Contract is owned by a plan sponsor or trustee);

•	if the Contract is a non-tax-qualified contract and, on the Rider Effective Date, you or the joint owner, if any, will be 86 years old or older (or the Annuitant will be 86 years old or older if you or a joint owner is not a human being);

•	if the Guaranteed Minimum Withdrawal Benefit Rider is in effect;

•	an event has occurred that would terminate the Rider; or

•	if in the future we are no longer issuing the Rider with any new annuity contracts and we prohibit further activations on a nondiscriminatory basis.

6

We are no longer issuing the Rider but, if we issued the Rider with your Contract, you may activate it subject to the restrictions set out above. We will notify you if we prohibit further activations. You may decline the Rider at any time by Written Request.
➢	The Rider may not be available in all states and may not be available with Contracts issued before September 7, 2007. If your Contract was issued in connection with an employer plan, the availability of the Rider may be restricted. For additional information about the availability of the Rider, contact us at our Administrative Office, P.O. Box 5423, Cincinnati OH 45201-5423, 1-800-789-6771.
Some Factors to Consider Before You Activate the Rider
If you activate the Rider, certain restrictions on investment options and withdrawals apply. These restrictions are designed to minimize the possibility that your Account Value will be reduced to zero before your death and, as a result, the possibility that we will be required to make Benefit payments under the Rider from our general account. Unless your Account Value is reduced to zero, Benefit payments are made from your Account Value. If your Account Value is reduced to zero, then Benefits payments are made from our general account. Any Benefit payments under the Rider that we make from our general account are subject to our financial strength and claims-paying ability.
To maximize your potential to receive Benefit payments under the Rider, you should not take any Excess Withdrawals. Due to the long-term nature of an annuity contract, there is a possibility that you may need to take withdrawals, in excess of the Benefit payments under the Rider, to meet your living expenses. Excess Withdrawals will reduce, and could eliminate, Benefit payments under the Rider and may increase the Rider charges.
If you receive Benefit payments under the Rider, there is a possibility that the total Benefit payments under the Rider will be less than the Rider charges that you paid. We will not refund the Rider charges that you pay even if you choose never to take any Benefit payments under the Rider, you never receive any Benefit payments under the Rider, or all Benefit payments under the Rider are made from your Account Value.
Certain qualified contracts may have restrictions that limit the benefit of the Rider.
Before activating the Rider, you should carefully consider the charges, limitations, restrictions and risks associated with the Rider as well as your personal circumstances. It may not be appropriate for you to activate the Rider if:
•	you plan on taking Excess Withdrawals from your Contract;

•	you do not plan to take Benefit payments under the Rider for a significant period of time; or

•	you are interested in maximizing the annuity benefit, the death benefit, or the tax-deferral nature of your Contract.
Consult your tax advisor and registered representative or other financial professional before you activate the Rider.
Rider Charge
In exchange for the ability to receive Benefits for life, we will assess an annual charge not to exceed 1.20% of the current Benefit Base Amount. The Rider charge offsets expenses that we incur in administering the Rider and compensates us for assuming the mortality and expense risks under the Rider. Currently, the charge is 0.55% of the current Benefit Base Amount. After the Rider is activated, the charge for your Rider will not change except under the circumstances described in “Reset Opportunities” below.
We will assess the Rider charge on each Rider Anniversary. We will also assess a prorated charge upon surrender of the Contract or termination of the Rider. We will take the Rider charge by withdrawing amounts proportionally from each Designated Subaccount (as discussed below) to which you have allocated your Account Value at the time the charge is taken.

7

Designated Subaccounts
Before the Rider Effective Date, you must transfer your Account Value to one or more Designated Subaccount(s) that you select. The required transfers must be made by Written Request. If you do not make the required transfers, we will reject your request to activate the Rider.
➢	Please review the explanation of a Written Request in the Definitions section of this prospectus.
The Designated Subaccounts are listed below.
Ibbotson Balanced ETF Asset Allocation Portfolio-Class II
Ibbotson Conservative ETF Asset Allocation Portfolio-Class II
Ibbotson Growth ETF Asset Allocation Portfolio-Class II
Ibbotson Income and Growth ETF Asset Allocation Portfolio-Class II
We reserve the right to change the Designated Subaccounts. If you have activated the Rider and it is in effect, any such change will not require a transfer of existing funds; however, such a change would prevent future allocations and transfers to a Subaccount that is no longer a designated Subaccount. We will send you a written notice of any change in the Designated Subaccounts.
➢	Additional information about the Designated Subaccounts is located in The Portfolios section and Appendix B of this prospectus.
The Designated Subaccounts are generally designed to provide consistent returns by minimizing risk. In minimizing risk, the Designated Subaccounts may also limit the potential for investment return. Consult your registered representative or other financial professional to assist you in determining whether the Designated Subaccounts provide investment options that are suited to your financial needs and risk tolerance.
Following the Rider Effective Date, you may reallocate your Account Value among the Designated Subaccounts in accordance with the Transfer provisions of the Contract.
Impact of the Rider on the Contract
Following the Rider Effective Date, we may decline to accept Purchase Payments to the Contract in excess of $50,000 per Contract Year. Before or after the Rider Effective Date, we may decline to accept any additional Purchase Payments to the Contract if we are no longer issuing annuity contracts with the Rider unless you decline or terminate the Rider. In this case, we will notify you that you must decline or terminate the Rider before we will accept any additional Purchase Payments to the Contract. If the Contract allows loans, all rights under the Rider will terminate if you fail to pay off all loans by the Benefit Start Date, and no new loans may be taken after the Benefit Start Date.
Impact on Transfers. If you activate the Rider, transfers will be limited to certain designated Subaccounts. The timing restrictions on transfers to and from the Fixed Accumulation Account do not apply to transfer made in connection with activating the Rider.
Impact on Withdrawals. Benefit payments under the Rider are exempt from the withdrawal limits. You can request a Benefit payment in an amount of $500 or less. A Benefit payment can be made that would reduce the Surrender Value of your Contract to less than $500. We will not terminate your Contract if Benefit payments under the Rider reduce the Surrender Value below $500. If you activate the Rider, then withdrawals may adversely affect the benefits under the Rider.
Annuity Benefit. If you activate the Rider, applicable Rider charges will reduce the Annuity Benefit amount.
Death Benefit. If you activate the Rider, applicable Rider charges will reduce the Death Benefit amount.
Benefit Base Amount Before the Benefit Start Date
The amount of the Benefit payments that will be available to you under the Rider depends on the Benefit Base Amount.
On or before the Benefit Start Date, the Benefit Base Amount will equal the greater of your Rollup Base Amount or your Reset Base Amount, if any.

8

Rollup Base Amount
Your Rollup Base Amount starts with your Account Value as of the Rider Effective Date. To this we add the amount of any Purchase Payments made since the Rider Effective Date. At the end of each of the first five Rider Years, as long as you have not taken an Excess Withdrawal, we also add a simple interest credit. Each interest credit is calculated as 5% of the Account Value on the Rider Effective Date, plus Purchase Payments received since the Rider Effective Date, and minus the Fixed Account value, if any, at the end of the Rider Year. There is no compounding. The interest credit for a Purchase Payment received during the Rider Year will be prorated. No further interest credit will be made after there has been a withdrawal from the Contract after the Rider Effective Date other than to pay Rider charges. If an Excess Withdrawal is taken, the Rollup Base Amount will be reduced by the same percentage as the percentage reduction in your Account Value.
Reset Base Amount
The Reset Base Amount starts with the Account Value of the Contract on the most recent Rider Anniversary for which you elect to reset, as described under “Reset Opportunities” below. If an Excess Withdrawal is taken, the Reset Base Amount is reduced by the same percentage as the percentage reduction in your Account Value.
Examples of Benefit Base Amount Calculation
These examples are intended to help you understand how the Base Benefit Amount is calculated. They assume that:
•	you make the Purchase Payments shown,

•	gains, losses, and charges cause your Account Value to vary as shown,

•	you take no withdrawals except as shown, and

•	you elect to reset on each Rider Anniversary on which your Account Value has increased over the prior year.
The Benefit Base Amount is used to calculate Benefit payments under the Rider. It is not a cash value, surrender value, or death benefit. It is not available for annuitization or withdrawal. It is not a minimum or guaranteed value for any Subaccount or any Contract value. To calculate the Benefit Base Amount in the example, compare the Reset Base Amount (column 4) and the Rollup Base Amount (column 6) on each Rider Anniversary. The Benefit Base Amount is the greater of these two amounts.
An outstanding loan balance affects the amount of certain Rider benefits.
Example 1

	Assume:		Then:
	Purchase		Reset	Rollup	Rollup	Benefit
Rider	Payment or	Account	Base	Interest	Base	Base
Anniversary	Withdrawal	Value	Amount	Credits	Amount	Amount
0	$100,000	$100,000			$100,000	$100,000
1		106,000	$106,000	$5,000	105,000	106,000
2	50,000	159,000	159,000	5,000	160,000	160,000
3		168,000	168,000	7,500	167,500	168,000
4		180,000	180,000	7,500	175,000	180,000
5		175,000	180,000	7,500	182,500	182,500
6		181,000	181,000		182,500	182,500
7		186,000	186,000		182,500	186,000
8		184,000	186,000		182,500	186,000
9		190,000	190,000		182,500	190,000

9

Example 2

	Assume:		Then:
	Purchase		Reset	Rollup	Rollup	Benefit
Rider	Payment or	Account	Base	Interest	Base	Base
Anniversary	Withdrawal	Value	Amount	Credits	Amount	Amount
0	$100,000	$100,000			$100,000	$100,000
1		106,000	$106,000	$5,000	105,000	106,000
2		109,000	108,000	5,000	110,000	110,000
3	-23,000	92,000	86,400		88,000	88,000
4		98,400	98,400		88,000	98,400
5		95,733	98,400		88,000	98,400
6		97,333	98,400		88,000	98,400
7		100,000	100,000		88,000	100,000
8		98,933	100,000		88,000	100,000
9		100,533	100,533		88,000	100,533
The Account Values assumed in these examples are for illustration purposes only, and are not intended to predict the performance of any particular Subaccounts or Fixed Account options.
When a reset is elected, the Reset Base Amount prevents the Benefit Base Amount from falling when the Account Value falls due to investment losses. In these examples, on the 8th Rider Anniversary, the Reset Base Amount prevents a drop in the Benefit Base Amount even though the Account Value has fallen. It also prevents a drop in the Benefit Base Amount on the 5th Rider Anniversary but, in the first example, the Rollup Base Amount gave an even better result.
The Rollup Base Amount ensures that the Benefit Base Amount will grow by a minimum factor over the first five years. In the first example, on the 2nd, 5th, and 6th Rider Anniversaries, the Rollup Base Amount has grown by more than the cumulative growth in the Account Value and results in a Benefit Base Amount that is greater than the Account Value. In the second example, the Rollup Base Amount was beneficial on the 2nd Rider Anniversary, but Rollup Amounts stopped because of the withdrawal on the 3rd Rider Anniversary.
See the paragraphs labeled Rollup Base Amount and Reset Base Amount for a description of the manner in which we determine these amounts.

10

Lifetime Withdrawals
Anytime after the Rider Effective Date, you may begin taking the lifetime withdrawal Benefit if the Insured is at least 55 years old.
On the Benefit Start Date, the Benefit Base Amount is set and will not change unless you take an Excess Withdrawal. Unless a Spousal Benefit is in effect, the Benefit Percentage is determined based on the age of the Insured (who is typically you) on the Benefit Start Date as set out below.

Age of Insured on Benefit Start Date	Benefit Percentage

At least age 55 but under age 60	4.0%
Age 60 or older	5.0%
On the Benefit Start Date and each anniversary of the Benefit Start Date, the Benefit Base Amount will be multiplied by the Benefit Percentage to determine the Benefit amount for the following Benefit Year. Generally, the Benefit amount is the maximum amount that can be withdrawn from the Contract before the next anniversary of the Benefit Start Date without reducing the Benefit Base Amount. The ability to take a withdrawal Benefit will continue until the earlier of your death, annuitization, or any other event that terminates the Rider.
All withdrawals from your Contract, including Benefit payments under the Rider, may result in the receipt of taxable income under federal and state law, and, if made prior to age 59 1/2, may be subject to a 10% federal penalty tax.
At a minimum, the Benefit amount at any point during a Benefit Year will never be less than the Internal Revenue Code “required minimum distribution” for the calendar year that ends with or within the Benefit Year. For this purpose, we will compute the required minimum distribution based on the values of the Contract without considering any other annuity or tax-qualified account. The required minimum distribution will be reduced by all prior withdrawals or Benefit payments from the Contract made in the applicable calendar year. In calculating the required minimum distribution for this purpose, we may choose to disregard changes in the federal tax law that are made after the issue date of the Rider shown on the Rider specifications page if such changes would increase the required minimum distribution. We will notify you if we make this choice. If we choose to disregard changes in federal tax law that would increase the required minimum distribution, then you will need to satisfy this increase either from another annuity or tax-qualified account or by taking an Excess Withdrawal from the Contract.
Although lifetime withdrawals up to the Benefit amount do not reduce the Benefit Base Amount, they do reduce Contract values, the Death Benefit, and the amount available for annuitization. We will make lifetime withdrawals proportionally from the Designated Subaccounts as of the date the Benefit payment is made.
Purchase Payments that we receive after the Benefit Start Date will not increase the Benefit Base Amount. Excess Withdrawals taken after the Benefit Start Date will cause an adjustment in the Benefit Base Amount. The Benefit Base Amount is reduced by the same percentage as the percentage reduction in your Account Value due to the Excess Withdrawal. An Excess Withdrawal that reduces the Benefit Base Amount below $1,250 will result in termination of the Rider.

11

Example of Impact of Excess Withdrawal on Benefits
This example is intended to help you understand how an Excess Withdrawal impacts the lifetime withdrawal Benefit.
Assume that, on your Benefit Start Date, your Benefit Base Amount is $125,000, your Benefit Percentage is 5%, and the required minimum distribution rules do not require a greater Benefit. These assumptions produce a lifetime withdrawal Benefit of $6,250 ($125,000 x 5% = $6,250) per Benefit Year. Now assume that you have not previously taken an Excess Withdrawal, and you have not taken your Benefit for the current Benefit Year. Then, when your Account Value is $115,000, you withdraw $20,000 from the Contract, leaving you with an Account Value of $95,000.
Step One: Calculate the Excess Withdrawal.

Total withdrawals for the Benefit Year	$20,000
Benefit amount for the Benefit Year	– 6,250

Excess Withdrawal	$13,750
Step Two: Calculate the Account Value immediately before the Excess Withdrawal.

Account Value before withdrawal	$115,000
Benefit amount for the Benefit Year	– 6,250

Account Value before Excess Withdrawal	$108,750
Step Three: Calculate the proportional reduction for the Excess Withdrawal.

1 –	$95,000	Account Value immediately after the $20,000 withdrawal	= 12.6437%	Percentage Reduction

	$108,750	Account Value immediately before the Excess Withdrawal

$125,000	Base Benefit Amount	x 12.6437%	Percentage Reduction	= $15,805	Proportional
Reduction
Step Four: Calculate the reduced Base Benefit Amount.

Base Benefit Amount	$125,000
Less proportional reduction for Excess Withdrawals	– 15,805

Base Benefit Amount reduced for Excess Withdrawals	$109,195
Step Five: Determine the new lifetime withdrawal Benefit.

Base Benefit Amount after reduction	$109,195
Benefit Percentage	x 5%

New lifetime withdrawal Benefit amount	$5,460

12

Impact of Rider Benefit Payments and Charges
Withdrawals made from the Contract to pay Benefits or to pay charges for the Rider will be subject to all of the terms and conditions of the Contract, except as explained below:
•	the amount need not meet the minimum amount for a withdrawal that is otherwise required;

•	the amount withdrawn may reduce your Account Value below the minimum amount that is otherwise required;

•	we will not terminate the Contract if the amount withdrawn reduces your Account Value below the minimum amount that is otherwise required; and

•	the amount withdrawn may completely exhaust your Account Value.
Also note that, after you activate the Rider, withdrawals under a systematic withdrawal program may be Excess Withdrawals. You should consider the advisability of maintaining a systematic withdrawal program after you activate the Rider.
Reset Opportunities
On each Rider Anniversary before the Benefit Start Date and on the Benefit Start Date, you will have the opportunity to reset the Reset Base Amount equal to your Account Value as of that Rider Anniversary or the Benefit Start Date, whichever is applicable. If you elect to reset the Reset Base Amount and the then current charge for new issues of this Rider is higher than the charge that we are then assessing for your Rider, the reset will trigger an increase in the Rider charge. The increase in the Rider charge will be effective for the next Rider Year. To make a reset election, you must send us a Written Request and we must receive the Written Request before the Benefit Start Date and no later than 30 days after the “reset date” itself.
Generally it would be to your advantage to elect a reset on (1) any Rider Anniversary when your Account Value is higher than the Benefit Base Amount on that Rider Anniversary, and (2) on the Benefit Start Date if your Account Value on the Benefit Start Date is higher than the Benefit Base Amount on that date. However, if you elect a reset, we may increase the Rider charges to the level that applies to new Contracts at that time.
At any time before the Benefit Start Date, you may choose to automatically reset the Reset Base Amount equal to your Account Value, if higher, on each Rider Anniversary. An automatic reset election must be made by Written Request and will take effect on the next Rider Anniversary. If an automatic reset triggers an increase in the Rider charge, we will send you a notice of the new Rider charge and provide you with the opportunity to opt-out of the reset that triggered the increase. To make an opt-out election, you must send us a Written Request and we must receive the Written Request no later than 30 days from the date of the notice. An opt-out election will end your participation in the automatic reset program. You may voluntarily terminate your participation in the automatic reset program at any time by Written Request.
If you do not elect a reset by Written Request on an applicable Contract Anniversary or request automatic resets, we will not reset the Benefit Base Amount even if your Account Value is higher than the Benefit Base Amount on the Contract Anniversary.

13

Spousal Benefit

✓	Spousal Benefit	A Benefit available after the death of the Insured for the remaining life of the Spouse.

✓	Spouse	The person who is the spouse (or your civil union partner in applicable states) of the Insured as of the Rider Effective Date.

A spouse (or your civil union partner in applicable states) will cease to be considered the Spouse if the marriage of the Insured and Spouse is terminated by divorce, dissolution, annulment, or for other cause apart from the death of the Insured.

A new Spouse cannot be substituted after the Rider Effective Date.
For an additional annual charge, you can elect, at the time that you activate the Rider, to add a Spousal Benefit if the Insured is married on that date.
The Spousal Benefit allows a surviving Spouse to continue to receive, for the duration of his/her lifetime, a withdrawal Benefit provided the following 4 conditions are satisfied:
•	you added the Spousal Benefit at the time that you activated the Rider;

•	the Spouse as of the Rider Effective Date remains the Spouse of the Insured through the death of the Insured;

•	no Death Benefit becomes payable under the Contract; and

•	the Spouse is the sole Beneficiary and elects to become the successor owner of the Contract.
The Spouse’s right to a withdrawal Benefit will continue until his/her death or the termination of the Rider, whichever is first.
If the Spousal Benefit is in effect, the Benefit Percentage is determined based on the age of the Insured or the age of the Spouse, whichever is less, on the Benefit Start Date as set out below.

Age of Younger of Insured or Spouse on
Benefit Start Date	Benefit Percentage

At least age 55 but under age 60	4.0%
Age 60 or older	5.0%
Currently, the additional annual charge for the Spousal Benefit is 0.15% of the Benefit Base Amount. After the Rider including the Spousal Benefit is activated, the annual Rider charge rate will never exceed 1.20% of the Benefit Base Amount.
If during the life of the Insured the marriage terminates due to divorce, dissolution or annulment, or death of the Spouse, the Spousal Benefit will end. We will stop the associated Rider charge when we receive evidence of the termination of the marriage that is satisfactory to us. Once the Spousal Benefit has ended, it may not be re-elected or added to cover a subsequent spouse.

14

Impact on Outstanding Loans
As a general rule, you must transfer your Account Value to one or more Designated Subaccounts before the Rider Effective Date. We will make an exception with respect to collateral for Contract loans outstanding before the Benefit Start Date. The following table describes the special transfer rules applicable to collateral for Contract loans.

Time/Period	Transfer Rule

At the time of activation	You are not required to transfer the portion of your Fixed Account value that is then needed as collateral for a Contract loan.

From time to time after activation and before the Benefit Start Date	We may require you to transfer the portion of your Fixed Account value that is no longer needed as collateral for a Contract loan. You must make this transfer within 30 days of our written notice to you of this requirement, or all rights under the Rider will terminate.

On or before the Benefit Start Date	You must pay off the Contract loan and transfer the portion of your Fixed Account value that is no longer needed as collateral. If you do not pay off the Contract loan and make the required transfer, all rights under the Rider will terminate.
After you activate the Rider, a loan payment will be allocated proportionally to the Designated Subaccounts to which you have allocated your Account Value as of the date the loan payment is made.
Termination of the Rider
All rights under the Rider will terminate at the time indicated if any of the following events occurs:
•	upon your Written Request to decline or terminate the Rider;

•	at any time that the Insured transfers or assigns an ownership interest in the Contract;

•	if you or a joint owner of the Contract is not a human being, at any time that the Insured is no longer named as an Annuitant under the Contract;

•	upon a failure to transfer funds to a Designated Subaccount before the Rider Effective Date;

•	upon a transfer of funds within the Contract after the Rider Effective Date to an investment option that is not a Designated Subaccount, except to the limited extent required for collateral for a loan;

•	upon an Excess Withdrawal from the Contract that reduces the Benefit Base Amount below $1,250;

•	upon the surrender or annuitization of the Contract;

•	upon a death that would give rise to a Death Benefit under the Contract, unless the Spouse is the sole Beneficiary and elects to become the successor owner of the Contract;

•	upon the death of the Insured before the Benefit Start Date; or

•	upon the complete payment of all Benefits under the Rider.
Declining the Rider
You may decline the Rider at any time by Written Request.

15

GUARANTEED MINIMUM WITHDRAWAL BENEFIT
Introduction
We offer a Guaranteed Minimum Withdrawal Benefit through a rider (the “Rider”) to this Contract. If you choose to activate the Rider, it will provide a minimum withdrawal Benefit, up to a certain amount each Benefit Year, even after the Contract value is zero.

✓	Benefit	A guaranteed withdrawal benefit that is available under the Benefits section of the Rider.

✓	Benefit Base Amount	The amount on which Rider charges and Benefit payments are based.

✓	Benefit Start Date	The first day that a Benefit under the Rider is to be paid.

✓	Benefit Year	A 12 month period beginning on the Benefit Start Date or on an anniversary of the Benefit Start Date.

✓	Excess Withdrawal	(1) A withdrawal from the Contract after the Rider Effective Date and before the Benefit Start Date, or (2) a withdrawal from the Contract on or after the Benefit Start Date to the extent that the withdrawal exceeds the Benefit amount that is available on the date of payment. A withdrawal to pay Rider charges is never considered an Excess Withdrawal.

✓	Designated Subaccount	Each Subaccount that we designate from time to time to hold Contract values on which Benefits may be based.

✓	Rider Anniversary	The date in each year that is the annual anniversary of the Rider Effective Date.

✓	Rider Effective Date	The Contract Effective Date or Contract Anniversary on which the Rider is activated.

✓	Rider Year	Each 12 month period that begins on the Rider Effective Date or a Rider Anniversary.
Activation of the Rider
You may elect to activate the Rider on the Contract effective date or on any Contract Anniversary. To activate the Rider, you must make a written request before the date on which the Rider is to take effect. The Ride is not effective until you activate it. If you activate the Rider on a date other than the Rider Issue Date, we may change the charge for your Rider.
At the time of activation, you may elect to activate the Spousal Benefit.
Once the Rider is activated, you may not participate in the dollar cost averaging program otherwise available under the Contract.
You cannot activate the Rider
•	if the Contract is a tax-qualified contract and, on the Rider Effective Date, you will be 81 years old or older (or the Annuitant will be 81 years old or older if the Contract is owned by a plan sponsor or trustee);

•	if the Contract is a non-tax-qualified contract and, on the Rider Effective Date, you or the joint owner, if any, will be 86 years old or older (or the Annuitant will be 86 years old or older if you or a joint owner is not a human being);

•	if the Guaranteed Minimum Withdrawal Benefit Rider is in effect;

•	an event has occurred that would terminate the Rider; or

•	if in the future we are no longer issuing the Rider with any new annuity contracts and we prohibit further activations on a nondiscriminatory basis.
We are no longer issuing the Rider but, if we issued the Rider with your Contract, you may activate it subject to the restrictions set out above. We will notify you if we prohibit further activations. You may decline the Rider at any time by Written Request.

16

➢	The Rider may not be available in all states and may not be available with Contracts issued before September 7, 2007. If your Contract was issued in connection with an employer plan, the availability of the Rider may be restricted. For additional information about the availability of the Rider, contact us at our Administrative Office, P.O. Box 5423, Cincinnati OH 45201-5423, 1-800-789-6771.
Some Factors to Consider Before You Activate the Rider
If you activate the Rider, certain restrictions on investment options and withdrawals apply. These restrictions are designed to minimize the possibility that your Account Value will be reduced to zero before your death and, as a result, the possibility that we will be required to make Benefit payments under the Rider from our general account. Unless your Account Value is reduced to zero, Benefit payments are made from your Account Value. If your Account Value is reduced to zero, then Benefits payments are made from our general account. Any Benefit payments under the Rider that we make from our general account are subject to our financial strength and claims-paying ability.
To maximize your potential to receive Benefit payments under the Rider, you should not take any Excess Withdrawals. Due to the long-term nature of an annuity contract, there is a possibility that you may need to take withdrawals, in excess of the Benefit payments under the Rider, to meet your living expenses. Excess Withdrawals will reduce, and could eliminate, Benefit payments under the Rider and may increase the Rider charges.
If you receive Benefit payments under the Rider, there is a possibility that the total Benefit payments under the Rider will be less than the Rider charges that you paid. We will not refund the Rider charges that you pay even if you choose never to take any Benefit payments under the Rider, you never receive any Benefit payments under the Rider, or all Benefit payments under the Rider are made from your Account Value.
Certain qualified contracts may have restrictions that limit the benefit of the Rider.
Before activating the Rider, you should carefully consider the charges, limitations, restrictions and risks associated with the Rider as well as your personal circumstances. It may not be appropriate for you to activate the Rider if:
•	you plan on taking Excess Withdrawals from your Contract;

•	you do not plan to take Benefit payments under the Rider for a significant period of time; or

•	you are interested in maximizing the annuity benefit, the death benefit, or the tax-deferral nature of your Contract.
Consult your tax advisor and registered representative or other financial professional before you activate the Rider.
Rider Charge
In exchange for the ability to receive minimum withdrawal Benefits, we will assess an annual charge not to exceed 1% of the current Benefit Base Amount. The Rider charge offsets expenses that we incur in administering the Rider and compensates us for assuming the mortality and expense risks under the Rider. Currently, the charge is 0.40% of the current Benefit Base Amount. After the Rider is activated, the charge for your Rider will not change except under the circumstances described in “Reset Opportunities” below.
We will assess the Rider charge on each Rider Anniversary. We will also assess a prorated charge upon surrender of the Contract or termination of the Rider. We will take the Rider charge by withdrawing amounts proportionally from each Designated Subaccount (as discussed below) to which you have allocated your Account Value at the time the charge is taken.

17

Designated Subaccounts
Before the Rider Effective Date, you must transfer your Account Value to one or more Designated Subaccount(s) that you select. The required transfers must be made by Written Request. If you do not make the required transfers, we will reject your request to activate the Rider.
➢	Please review the explanation of a Written Request in the Definitions section of this prospectus.
The Designated Subaccounts are listed below.
Ibbotson Balanced ETF Asset Allocation Portfolio-Class II
Ibbotson Conservative ETF Asset Allocation Portfolio-Class II
Ibbotson Growth ETF Asset Allocation Portfolio-Class II
Ibbotson Income and Growth ETF Asset Allocation Portfolio-Class II
We reserve the right to change the Designated Subaccounts. If you have activated the Rider and it is in effect, any such change will not require a transfer of existing funds; however, such a change would prevent future allocations and transfers to a Subaccount that is no longer a designated Subaccount. We will send you a written notice of any change in the Designated Subaccounts.
➢	Additional information about the Designated Subaccounts is located in The Portfolios section and Appendix B of this prospectus.
The Designated Subaccounts are generally designed to provide consistent returns by minimizing risk. In minimizing risk, the Designated Subaccounts may also limit the potential for investment return. Consult your registered representative or other financial professional to assist you in determining whether the Designated Subaccounts provide investment options that are suited to your financial needs and risk tolerance.
Following the Rider Effective Date, you may reallocate your Account Value among the Designated Subaccounts in accordance with the Transfer provisions of the Contract.
Impact of the Rider on the Contract
Following the Rider Effective Date, we may decline to accept Purchase Payments to the Contract in excess of $50,000 per Contract Year. Before or after the Rider Effective Date, we may decline to accept any additional Purchase Payments to the Contract if we are no longer issuing annuity contracts with the Rider unless you decline or terminate the Rider. In this case, we will notify you that you must decline or terminate the Rider before we will accept any additional Purchase Payments to the Contract. If the Contract allows loans, all rights under the Rider will terminate if you fail to pay off all loans by the Benefit Start Date, and no new loans may be taken after the Benefit Start Date.
Impact on Transfers. If you activate the Rider, transfers will be limited to certain designated Subaccounts. The timing restrictions on transfers to and from the Fixed Accumulation Account do not apply to transfer made in connection with activating the Rider.
Impact on Withdrawals. Benefit payments under the Rider are exempt from the withdrawal limits. You can request a Benefit payment in an amount of $500 or less. A Benefit payment can be made that would reduce the Surrender Value of your Contract to less than $500. We will not terminate your Contract if Benefit payments under the Rider reduce the Surrender Value below $500. If you activate the Rider, then withdrawals may adversely affect the benefits under the Rider.
Annuity Benefit. If you activate the Rider, applicable Rider charges will reduce the Annuity Benefit amount.
Death Benefit. If you activate the Rider, applicable Rider charges will reduce the Death Benefit amount.

18

Benefit Base Amount
The amount of the Benefit payments that will be available to you under the Rider depends on the Benefit Base Amount. The Benefit Base Amount is used to calculate Benefit payments under the Rider. It is not a cash value, surrender value, or death benefit. It is not available for annuitization or withdrawal. It is not a minimum or guaranteed value for any Subaccount or any Contract value.
Unless you elect to reset, the Base Benefit Amount is equal to the Account Value on the Rider Effective Date, less adjustments for any Excess Withdrawals since the Rider Effective Date. On or after the most recent Rider Anniversary for which you elect to reset, as described under “Reset Opportunities” below, the Benefit Base Amount will be equal to your Account Value as of that Rider Anniversary, less adjustments for any Excess Withdrawals since that Rider Anniversary.
If you do not elect a reset by Written Request on an applicable Contract Anniversary or request automatic rests, we will not reset the Benefit Base Amount even if your Account Value is higher than the Benefit Base Amount on the Contract Anniversary.
No reset may be elected after the Benefit Start Date. The Benefit Base Amount is reduced by the same percentage as the percentage reduction in your Account Value due to the Excess Withdrawal.
An outstanding loan balance affects the amount of certain Rider benefits.
Minimum Withdrawals
Anytime after the Rider Effective Date, you may begin taking the minimum withdrawal Benefit.
The Benefit amount that may be withdrawn during each Benefit Year is equal to 5% of the current Benefit Base Amount.
Although withdrawals up to the Benefit amount do not reduce the Benefit Base Amount, they do reduce the total Benefits that remain to be paid under the Rider. They also reduce Contract values, the Death Benefit, and the amount available for annuitization. We will make withdrawals proportionally from the Designated Subaccounts as of the date the Benefit payment is made.
All withdrawals from your Contract, including Benefit payments under the Rider, may result in the receipt of taxable income under federal and state law, and, if made prior to age 59 1/2, may be subject to a 10% federal penalty tax.
At a minimum, the Benefit amount at any point during a Benefit Year will never be less than the Internal Revenue Code “required minimum distribution” for the calendar year that ends with or within the Benefit Year. For this purpose, we will compute the required minimum distribution based on the values of the Contract without considering any other annuity or tax-qualified account. The required minimum distribution will be reduced by all prior withdrawals or Benefit payments from the Contract made in the applicable calendar year. In calculating the required minimum distribution for this purpose, we may choose to disregard changes in the federal tax law that are made after the issue date of the Rider shown on the Rider specifications page if such changes would increase the required minimum distribution. We will notify you if we make this choice. If we choose to disregard changes in federal tax law that would increase the required minimum distribution, then you will need to satisfy this increase either from another annuity or tax-qualified account or by taking an Excess Withdrawal from the Contract.
Purchase Payments that we receive after the Benefit Start Date will not increase the Benefit Base Amount. An Excess Withdrawal that reduces the Benefit Base Amount below $1,250 will result in termination of the Rider.

19

Duration of Benefits
Your right to take a withdrawal Benefit will continue until the total Benefit payments equal the current Benefit Base Amount. This is not a fixed period. The right to take a withdrawal Benefit will end before the total Benefit payments equal the current Benefit Base Amount if you annuitize the Contract, a death benefit becomes payable under the Contract, or any other event occurs that terminates the Rider.
Your right to take a withdrawal Benefit will last for 20 years if all of the following conditions are met: (1) each year you take a withdrawal Benefit exactly equal to 5% of the Benefit Base Amount, (2) you do not take a withdrawal Benefit of more than 5% of the Benefit Base Amount because of a required minimum distribution, (3) you take no Excess Withdrawals on or after the Benefit Start Date, and (4) the Rider does not terminate. If in any year you take a withdrawal Benefit of less than 5% of the Benefit Base Amount, your right to take a withdrawal Benefit may last for more than 20 years. If you take a withdrawal Benefit of more then 5% of the Benefit Base Amount because of a required minimum distribution, or if you take an Excess Withdrawal on or after the Benefit Start Date, your right to take a withdrawal Benefit may last for fewer than 20 years.

20

Example of Impact of Excess Withdrawal on Benefits
This example is intended to help you understand how an Excess Withdrawal impacts the minimum withdrawal Benefit.
Assume that, on your Benefit Start Date, your Benefit Base Amount is $125,000, your Benefit Percentage is 5%, and the required minimum distribution rules do not require a greater Benefit. These assumptions produce a minimum withdrawal Benefit of $6,250 ($125,000 x 5% = $6,250) per Benefit Year.
Now assume that, in the first and second Benefit Years, you withdraw the $6,250 Benefit and, in the third Benefit year when your current Account Value is $115,000, you withdraw $20,000 from the Contract, leaving you with an Account Value of $95,000.
Step One: Calculate the Excess Withdrawal.

Total withdrawals for the Benefit Year	$20,000
Benefit amount for the Benefit Year	– 6,250

Excess Withdrawal	$13,750
Step Two: Calculate the Account Value immediately before the Excess Withdrawal.

Account Value before withdrawal	$115,000
Benefit amount for the Benefit Year	– 6,250

Account Value before Excess Withdrawal	$108,750
Step Three: Calculate the proportional reduction for the Excess Withdrawal.

1 –	$95,000	Account Value immediately after the $20,000 withdrawal	= 12.6437%	Percentage Reduction

	$108,750	Account Value immediately before the Excess Withdrawal

$125,000	Base Benefit Amount	x 12.6437%	Percentage Reduction	= $15,805	Proportional Reduction
Step Four: Calculate the reduced Base Benefit Amount.

Base Benefit Amount	$125,000
Less proportional reduction for Excess Withdrawals	– 15,805

Base Benefit Amount reduced for Excess Withdrawals	$109,195
Step Five: Determine the new minimum withdrawal Benefit and Benefits remaining.

Base Benefit Amount after reduction	$109,195
Benefit Percentage	x 5%

New lifetime withdrawal Benefit amount	$5,460

Base Benefit Amount after reduction	$109,195
Less Benefits for first three Benefit Years	– 18,750

Benefits remaining	$90,445
An Excess Withdrawal that reduces the Benefit Base Amount below $1,250 will result in termination of the Rider.
Also note that, after you activate the Rider, withdrawals under a systematic withdrawal program may be Excess Withdrawals. You should consider the advisability of maintaining a systematic withdrawal program after you activate the Rider.

21

Impact of Rider Benefit Payments and Charges
Withdrawals made from the Contract to pay Benefits or to pay charges for the Rider will be subject to all of the terms and conditions of the Contract, except as explained below:
•	the amount need not meet the minimum amount for a withdrawal that is otherwise required;

•	the amount withdrawn may reduce your Account Value below the minimum amount that is otherwise required;

•	we will not terminate the Contract if the amount withdrawn reduces your Account Value below the minimum amount that is otherwise required; and

•	the amount withdrawn may completely exhaust your Account Value.
Reset Opportunities
On each Rider Anniversary before the Benefit Start Date and on the Benefit Start Date, you will have the opportunity to reset the Benefit Base Amount equal to your Account Value as of that Rider Anniversary or the Benefit Start Date, whichever is applicable. If you elect to reset the Benefit Base Amount and the then current charge for new issues of this Rider is higher than the charge that we are then assessing for your Rider, the reset will trigger an increase in the Rider charge. The increase in the Rider charge will be effective for the next Rider Year. To make a reset election, you must send us a Written Request and we must receive the Written Request before the Benefit Start Date and no later than 30 days after the “reset date” itself.
Generally it would be to your advantage to elect a reset on (1) any Rider Anniversary when your Account Value is higher than the Benefit Base Amount on that Rider Anniversary, and (2) on the Benefit Start Date if your Account Value on the Benefit Start Date is higher than the Benefit Base Amount on that date. However, if you elect a reset, we may increase the Rider charges to the level that applies to new Contracts at that time.
At any time before the Benefit Start Date, you may choose to automatically reset the Benefit Base Amount equal to your Account Value, if higher, on each Rider Anniversary. An automatic reset election must be made by Written Request and will take effect on the next Rider Anniversary. If an automatic reset triggers an increase in the Rider charge, we will send you a notice of the new Rider charge and provide you with the opportunity to opt-out of the reset that triggered the increase. To make an opt-out election, you must send us a Written Request and we must receive the Written Request no later than 30 days from the date of the notice. An opt-out election will end your participation in the automatic reset program. You may voluntarily terminate your participation in the automatic reset program at any time by Written Request.
Impact on Outstanding Loans
As a general rule, you must transfer your Account Value to one or more Designated Subaccounts before the Rider Effective Date. We will make an exception with respect to collateral for Contract loans outstanding before the Benefit Start Date. The following table describes the special transfer rules applicable to collateral for Contract loans.

Time/Period	Transfer Rule

At the time of activation	You are not required to transfer the portion of your Fixed Account value that is then needed as collateral for a Contract loan.

From time to time after activation and before the Benefit Start Date	We may require you to transfer the portion of your Fixed Account value that is no longer needed as collateral for a Contract loan. You must make this transfer within 30 days of our written notice to you of this requirement, or all rights under this Rider will terminate.

On or before the Benefit Start Date	You must pay off the Contract loan and transfer the portion of your Fixed Account value that is no longer needed as collateral. If you do not pay off the Contract loan and make the required transfer, all rights under the Rider will terminate.
After you activate the Rider, a loan payment will be allocated proportionally to the Designated Subaccounts to which you have allocated your Account Value as of the date the loan payment is made.

22

Termination of the Rider
All rights under the Rider will terminate at the time indicated if any of the following events occurs:
•	upon your Written Request to decline or terminate the Rider;

•	upon a failure to transfer funds to a Designated Subaccount before the Rider Effective Date;

•	upon a transfer of funds within the Contract after the Rider Effective Date to an investment option that is not a Designated Subaccount, except to the limited extent required for collateral for a loan;

•	upon an Excess Withdrawal from the Contract that reduces the Benefit Base Amount below $1,250;

•	upon the surrender or annuitization of the Contract;

•	upon a death that would give rise to a Death Benefit under the Contract, unless the Spouse is the sole Beneficiary and elects to become the successor owner of the Contract;

•	upon the death of the Insured before the Benefit Start Date; or

•	upon the complete payment of all Benefits under the Rider.
Declining the Rider
You may decline the Rider at any time by Written Request.

23

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
ANNUITY INVESTORS® VARIABLE ACCOUNT B
INDIVIDUAL AND GROUP FLEXIBLE PREMIUM DEFERRED ANNUITIES
The Commodore Spirit®
The Commodore Advantage®
The Commodore Independence®
STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2010
This Statement of Additional Information supplements the current prospectuses for the variable annuity contracts listed above (each, a “Contract” and collectively, the “Contracts”) offered by Annuity Investors Life Insurance Company® through Annuity Investors® Variable Account B (“Separate Account”). This statement of additional information is not a prospectus and should be read only in conjunction with the prospectus for the applicable Contract. Terms used in the current prospectuses for the Contracts are incorporated in this Statement of Additional Information and have the same meaning as in the prospectuses.
A copy of a Contract prospectus dated May 1, 2010, as supplemented from time to time, may be obtained without charge by writing to Annuity Investors Life Insurance Company, Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423. You may also call us at 1-800-789-6771, or visit us at our website www.gafri.com to request a copy.
We filed a separate Registration Statement with the Securities and Exchange Commission (“SEC”) under the Securities Act of 1933 for each Contract. This Statement of Additional Information was filed as a part of the each Registration Statement, but it does not constitute the complete Registration Statement. The Registration Statement for each Contract contains further information relating to the Company and the Contract. The Registration Statements and the exhibits thereto may be inspected and copied at the office of the SEC, located at 100 F Street, N.E., Washington, D.C., and may also be accessed at the SEC’s web site www.sec.gov. The registration number for each Contract is shown below.

•	The Commodore Spirit® Contract	File No. 333-19725
•	The Commodore Advantage® Contract	File No. 333-51971
•	The Commodore Independence® Contract	File No. 333-51955
Statements in this Statement of Additional Information discussing the content of the Contracts and other legal instruments are summaries. The actual documents are filed as exhibits to the applicable Registration Statement. For a complete statement of the terms of the Contracts or any other legal document, refer to the appropriate exhibit to the applicable Registration Statement.

1

TO BE UPDATED BY 485(B) POST EFFECTIVE AMENDMENT

2

ANNUITY INVESTORS LIFE INSURANCE COMPANY
General Information and History
Annuity Investors Life Insurance® Company (the “Company,” “we,” “us,” or “our”) is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. We are principally engaged in the sale of fixed and variable annuity policies.
We are an indirect wholly owned subsidiary of American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).
State Regulations
We are subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate. The availability of certain Contract rights and provisions depends on state approval and/or filing and review processes in each jurisdiction. Where required by law or regulation, or to meet the requirements for inclusion as an investment option in certain retirement programs, the Contracts will be modified accordingly.
Separate Account and Subaccounts
We established the Separate Account on December 19, 1996, as an insurance company separate account under the laws of the State of Ohio. It is divided into Subaccounts that invest in corresponding Portfolios. Each Subaccount invests in shares of the corresponding Portfolio listed on the cover page of the applicable prospectus.
PORTFOLIOS
General Information
If you choose a variable investment option under your Contract, you are investing in a Subaccount, not directly in the corresponding Portfolio. Dividends and capital gains distributed by the Portfolios are not distributed to Contract owners. These dividends and capital gains are distributed to the Separate Account, reinvested in the Separate Account, and reflected in Accumulation Unit Values.
The Portfolios are available only through insurance company separate accounts and certain qualified retirement arrangements. Though a Portfolio may have a name and/or investment objectives that are similar to those of a publicly available mutual fund, and/or may be managed by the same investment advisor that manages a publicly available mutual fund, the performance of the Portfolio is entirely independent of the performance of any publicly available mutual fund. Neither the Company nor the Portfolios make any representations or assurances that the investment performance of any Portfolio will be the same or similar to the investment performance of any publicly available mutual fund.
We select the portfolios offered through the Contracts. We may consider various factors in portfolio selection, including, but not limited to, asset class coverage, the strength of the reputation and tenure of the investment advisor and any sub-advisor, brand recognition, performance, and the capability and qualification of each investment firm. We may also consider whether the portfolio, its investment adviser or one of its service providers will make payments to us in connection with certain administrative, marketing, and support services.
Revenue We Receive from the Portfolios and/or Their Service Providers
The Company and/or its affiliates may directly or indirectly receive payments from the Portfolios and/or their service providers (investment advisers, administrators and/or distributors) in connection with certain administrative, marketing and other services provided by the Company and/or its affiliates and expenses incurred by the Company and/or its affiliates. The Company and/or its affiliates generally receive three types of payments: Rule 12b-1 fees, support fees and other payments.
The Company and its affiliates may use the proceeds from these payments for any corporate purpose, including payment of expenses related to promoting, issuing, distributing and administering the Contracts, marketing the underlying Portfolios, and administering the Separate Account. The Company and its affiliates may profit from these payments.

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Rule 12b-1 Fees
The Company and/or GAA receive some or all of the 12b-1 fees from the Portfolios that charge a 12b-1 fee. These fees are calculated as a percentage of the average daily net assets of the Portfolios attributable to the variable annuity products that the Company issues. These percentages currently range from 0.15% to 0.25%.
Administrative, Marketing, Sub-Transfer and Support Service Fees (“Support Fees”)
The Company and/or GAA may receive compensation from some of the service providers of the Portfolios for administrative and other services that the Company performs relating to separate account operations that might otherwise have been provided by the Portfolios. Generally, the amount of this compensation is based on a percentage of the average assets of the particular Portfolios attributable to the variable annuity products that the Company issues. These percentages currently range from 0.05% to 0.125% and may be significant. Some service providers may pay more in Support Fees than others.
Other Payments
The Company and/or GAA also may directly or indirectly receive additional amounts or different percentages of assets from some of the service providers of the Portfolios with regard to the AILIC Contracts. These payments may be derived, in whole or in part, from the advisory fees deducted from assets of the Portfolios. AILIC Contract owners, through their indirect investment in the Portfolios, bear a portion of the costs of these advisory fees. Certain investment advisers or their affiliates may provide the Company and/or GAA with wholesaling services to assist us in the distribution of AILIC Contracts, may pay the Company and/or GAA amounts to participate in sales meetings, may reimburse sales costs, and may provide the Company and/or GAA with occasional gifts, meals, tickets or other compensation or reimbursement. The amounts may be significant and may provide the investment adviser or other affiliates of the applicable Portfolio with increased access to the Company and GAA.
SERVICES
Telephone, Facsimile and Internet Instructions for Transfer Requests
We currently accept transfer requests by telephone, by facsimile or over the Internet. We will employ reasonable procedures to determine that telephone, facsimile or Internet instructions are genuine. If we do not employ such procedures, we may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, tape recording telephone instructions or requiring use of a unique password or other identifying information.
We will not be liable for complying with transfer instructions that we reasonably believe are genuine, or for any loss, damage, cost or expense in acting on such instructions. In addition, we will not be liable for refusing to comply with transfer instructions that are not in good order or that we reasonably believe are not genuine, or for any loss, damage, cost or expense for failing to act on such instructions. You or the person controlling payments will bear the risk of such loss.
Safekeeping of Separate Account Assets
We hold title to assets of the Separate Account. The Separate Account assets are segregated from our general account assets. Records are maintained of all purchases and redemptions of Portfolio shares held by each of the Subaccounts. We hold title to assets invested in the Fixed Account options together with our other general account assets.
Records and Reports
We will maintain all records and accounts relating to the Fixed Account options and the Separate Account. As presently required by the provisions of the Investment Company Act of 1940, as amended (“1940 Act”), and rules and regulations promulgated thereunder which pertain to the Separate Account, reports containing such information as may be required under the 1940 Act or by other applicable law or regulation will be sent to each owner of an individual Contract semiannually either at the owner’s last known address or, if requested by the owner, electronically.

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Experts
The financial statements of the Separate Account at December 31, 2009 and for each of the two years in the period then ended, and of the Company at December 31, 2009 and 2008, and for each of the three years in the period ended December 31, 2009, appearing in this Statement of Additional Information and Registration Statement, have been audited by Ernst & Young LLP, an independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing. The principal business address of Ernst & Young LLP is 1900 Scripps Center, 312 Walnut Street, Cincinnati, Ohio 45202.
DISTRIBUTION OF THE CONTRACTS
The offering of the Contracts is expected to be continuous. Although we do not anticipate discontinuing the offering of these Contracts, we reserve the right to discontinue offering any Contract.
TO BE UPDATED BY 485(B) POST EFFECTIVE AMENDMENT
Compensation Paid to GAA
The approximate commissions received and retained by Great American Advisors®, Inc.(“GAA”) for sale of the Contracts for each of the last three fiscal years are as follows:

					The Commodore
	The Commodore Spirit®		The Commodore Advantage®		Independence®
	Registration No. 333-19725		Registration No. 333-51971		Registration No. 333-51955
	Received	Retained	Received	Retained	Received	Retained
12/31/2009
12/31/2008	$983,314	$288,830	$430,957	$113,679	$160,890	$148,784
12/31/2007	$1,198,310	$410,568	$313,977	$107,024	$119,328	$103,225
GAA may enter into revenue sharing, shelf space, and other arrangements with broker-dealers under which GAA pays them additional compensation for services that they provide in connection with the distribution of the Contracts (such as providing access to their distribution networks, sponsoring conferences, seminars, sales programs or training programs for registered representatives or other employees, paying travel expenses incurred in connection with these events, and sponsoring sales and advertising campaigns related to the Contracts) or additional compensation for administrative or operational expenses. These arrangements may not be applicable to all firms in the selling network, the terms of these arrangements may differ between firms, and the compensation payable under these arrangements may include cash compensation, non-cash compensation, or other benefits. Compensation paid under these arrangements will not result in any additional direct charge to you. Compensation under these arrangements may provide an incentive for a selling firm or its registered representatives to favor the sale of the Contracts over other financial products available in the marketplace.
In 2008, we paid $50,000 to GAA in connection with its sales conference.
Additional Compensation Paid to Selected Selling Firms
In 2008, the Company made payments, ranging from $500 to $20,000, to the following selling firms in connection with conference sponsorships: Berthel Fisher& Company Financial Services, Brecek & Young Advisors, Inc., Brokers International Financial Services, LLC, Calton & Associates, Inc., Capital Financial Services, CFD Investment, Inc., Cullum & Burks Securities, Inc., First Heartland Capital, Inc., GWN Securities, Inc., H. Beck, Inc. (The Capital Financial Group), IMS Securities, Inc., Independence Capital Co., Investacorp, Inc., Investors Capital Corporation, Institutional Securities Corporation, Kovack Securities, Inc., Legend Equities Corporation, Lincoln Financial Advisors Corporation, Lincoln Investment Planning Inc., Lombard Securities, Inc., Peak Securities / Brookstone and others, Pension Planner Securities, Inc., PlanMember Securities Corporation, Prime Capital Services, Inc., Sammons Securities Company, LLC, Sigma Financial Corporation, SWBC Investment Services, LLC, Symetra Securities, Inc., Transamerica Financial Advisors, Trustmont Financial Group, Inc., Williams Financial Group, World Choice Securities, Inc., WRP Investments, Inc.
The company had preferred status arrangements with the following selling firms: Brecek & Young Advisors, and Pension Planners. In 2008 we paid $439.12 under these arrangements.

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A Portfolio may compensate the Company or GAA for the distribution and operational services that the Company or GAA provides and the costs that it incurs in providing these services. For example, each business day, the Company aggregates all purchase, redemption, and transfer requests from Contract owners with respect to a Portfolio and submits one request to the applicable Portfolio. As a result, the Portfolio does not incur the expenses related to processing individual requests from Contract owners. GAA also maintains the distribution network that supports the sale of the Company variable annuity products that invest in the Portfolios. Payments from a Portfolio to the Company or GAA for these services may be made pursuant to (1) the Portfolio’s Rule 12b-1 plan, in which case the payments are deducted from the Portfolio’s assets or (2) service, administration, sub-transfer or similar agreements between the Company or GAA and the Portfolio’s investment adviser or its affiliate.
PERFORMANCE INFORMATION
We may from time to time disclose performance information for the Subaccounts for various periods of time. Performance information may include:
•	Standardized total return (average annual total return)

•	Adjusted historical total return

•	Non-standardized total return

•	Standardized yield (for Money Market Subaccounts)
These figures are based on historical information and are not intended to indicate future performance. Description of the methods used to determine yield and total return are set forth below.
The Company may include in reports and promotional literature rankings of the Subaccounts, the Separate Account or the Contracts, as published by any service, company, or person who ranks separate accounts or other investment products on overall performance or other criteria. Examples of companies that publish such rankings are Lipper Analytical Services, Inc., VARDS, IBC/Donoghue’s Money Fund Report, Financial Planning Magazine, Money Magazine, Bank Rate Monitor, Standard & Poor’s Indices, Dow Jones Industrial Average, and Morningstar.
The Company may also:
•	compare the performance of a Subaccount with applicable indices and/or industry averages;

•	present performance information that reflects the effects of tax-deferred compounding on Subaccount investment returns;

•	compare investment return on a tax-deferred basis with currently taxable investment return;

•	illustrate investment returns by graphs, charts, or otherwise.
Standardized Total Return—Average Annual Total Return
The standardized total return for a Subaccount represents the average annual total return of the Subaccount over a particular period of time based on a formula adopted by the SEC. We compute the standardized average annual total return by finding the average annual compounded rates of return over one-, five-, and ten-year periods (or for such period of time as the Subaccount has been available in the Separate Account) that would increase the initial amount invested to the ending redeemable value, according to the following formula:
P (1+T) n = ERV
Where:

P	=	a hypothetical initial payment of $1,000

T	=	average annual total return

N	=	number of years

ERV	=	ending redeemable value, at the end of the one-, five-or ten-year period (or fractional portion thereof), of a hypothetical $1,000 payment made at the beginning of the one-, five-or ten-year period
The ERV for total return reflects the deduction of all recurring fees, such as contract maintenance fees, early withdrawal charges, administration charges, and mortality and expense risk charges.

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Adjusted Historical Total Return
Adjusted historical total return represents total return for periods prior to the date that a Subaccount commenced operations. We calculate adjusted historical total return using the same formula that we use to compute standardized total return, except that we use the inception date of the corresponding Portfolio rather than the inception date of the Subaccount. In computing adjusted historical total return, we use the historical performance of the corresponding Portfolio and adjust it to reflect the current level of charges that apply to the Subaccount for the particular Contract.
Non-Standardized Total Return—Cumulative Total Return
Cumulative total return reflects the performance of a Subaccount over the entire period presented. Cumulative total return is calculated using the following formula:
CTR = (ERV/P) – 1
Where:

CTR	=	the cumulative total return net of Subaccount recurring charges, other than the contract maintenance fee, for the period

ERV	=	ending redeemable value at the end of the one-, five-or ten-year period (or fractional portion thereof), of a hypothetical $1,000 payment made at the beginning of the one-, five-or ten-year period

P	=	a hypothetical initial payment of $1,000
In computing cumulative total return, we assume an early withdrawal charge of 0%, and no contract maintenance fee. The early withdrawal charge is not reflected because the Contracts are designed as a long-term investment. If reflected, the early withdrawal charge and contract maintenance fee would decrease the return shown.
Standardized Yield for the Money Market Subaccounts
Current Annualized Yield
Each of the Contracts allows for amounts to be allocated to the following Money Market Subaccounts and their corresponding Money Market Portfolios: BlackRock Money Market V.I. Fund and Dreyfus V.I.F. Money Market Portfolio.
In accordance with SEC rules, we compute the Money Market Subaccount’s current annualized yield for a seven-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the Money Market Portfolio, or on its portfolio securities.
The current annualized yield is calculated according to the following formula:
YIELD = (BASE PERIOD RETURN/7)*365
Where:

BASE PERIOD RETURN =	The percentage (or net) change in the Accumulation Unit Value for the Money Market Subaccount (“AUV”) over a 7-day period determined as follows:

AUV at end of 7-day period – AUV at beginning of 7-day period
AUV at beginning of 7-day period
Because the Net Asset Value of a Money Market Portfolio rarely deviates from 1.000000 per unit, the change in the Accumulation Unit Value for a Money Market Subaccount (the numerator of the above fraction) is ordinarily attributable exclusively to dividends paid and reinvested over the 7-day period less charges deducted from the Subaccount over the 7-day period. Because of the deductions for charges, the yield for a Money Market Subaccount of the Separate Account will be lower than the yield for its corresponding Money Market Portfolio or any comparable substitute-funding vehicle.

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Effective Yield
SEC rules also permit us to disclose the effective yield of a Money Market Subaccount for the same 7-day period, which is yield determined on a compounded basis. The effective yield will be slightly higher than yield due to this compounding effect, and is calculated according to the following formula:
EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) 365/7] – 1
Additional Information about Yields
The yield on amounts held in a Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields. A Money Market Subaccount’s actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the corresponding Money Market Portfolio or substitute funding vehicle, the types and quality of portfolio securities held by the corresponding Money Market Portfolio or substitute funding vehicle, and operating expenses.
In addition, the yield figures do not reflect the effect of any taxes, the early withdrawal charge, or the contract maintenance fee that may be applicable on surrender of a Contract.
How to Obtain Current Yield Information
You may obtain current 7-day yield information for a Money Market Subaccount by calling our Administrative Office toll free at
1-800-789-6771.
BENEFIT UNIT TRANSFER FORMULAS
Transfers of a Contract owner’s Benefit Units between Subaccounts during the Benefit Payment Period are implemented according to the following formulas:

BU1 (trans).	The number of Benefit Units to be transferred from a given Subaccount

UNIT1 – BU1 (trans)	The number of the Contract Owner’s Benefit Units remaining in such Subaccount (after the transfer)

BU2 (trans) BU2 (trans) = BU1 (trans) * BUV1/BUV2	The number of Benefit Units transferred to the new Subaccount

UNIT2 + BU2 (trans)	The number of the Contract Owner’s Benefit Units in the new Subaccount (after the transfer)
Subsequent variable dollar benefit payments will be based on the number of the Contract Owner’s Benefit Units in each Subaccount (after the transfer) as of the next variable dollar benefit payment’s due date.
     Where:
•	BU1 (trans) is the number of the Contract Owner’s Benefit Units transferred from a given Subaccount.

•	BU2 (trans) is the number of the Contract Owner’s Benefit Units transferred into the new Subaccount.

•	BUV1 is the Benefit Unit Value of the Subaccount from which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

•	BUV2 is the Benefit Unit Value of the Subaccount to which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

•	UNIT1 is the number of the Contract owner’s Benefit Units in the Subaccount from which the transfer is being made, before the transfer.

•	UNIT2 is the number of the Contract owner’s Benefit Units in the Subaccount to which the transfer is being made, before the transfer.

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GLOSSARY OF FINANCIAL TERMS
The following financial terms explain how the variable portion of the Contracts is valued. Read these terms in conjunction with the Definitions section of this prospectus.
Accumulation Unit Value: The initial Accumulation Unit Value for each Subaccount other than the money market Subaccount was set at $10. The initial Accumulation Unit Value for the money market Subaccount was set at $1. The initial Accumulation Unit Value for a Subaccount was established at the inception date of the Separate Account, or on the date the Subaccount was established, if later. The Company establishes distinct Accumulation Unit Values for Contracts with different Separate Account fee structures, as described in the Expense Tables.
After the initial Accumulation Unit Value is established, the Accumulation Unit Value for a Subaccount at the end of each Valuation Period is the Accumulation Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period.
A Net Investment Factor of 1 produces no change in the Accumulation Unit Value for that Valuation Period. A Net Investment Factor of more than 1 or less than 1 produces an increase or a decrease, respectively, in the Accumulation Unit Value for that Valuation Period. The Accumulation Unit Value will vary to reflect the investment experience of the applicable Portfolios.
Benefit Unit Value: The initial Benefit Unit Value for a Subaccount will be set equal to the Accumulation Unit Value for that Subaccount at the end of the first Valuation Period in which a variable dollar benefit is established by the Company. The Company will establish distinct Benefit Unit Values for Contracts with different Separate Account fee structures, as described in the Expense Tables.
The Benefit Unit Value at the end of each Valuation Period after the first is the Benefit Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period, and multiplied by a daily investment factor for each day in the Valuation Period. The daily investment factor reduces the previous Benefit Unit Value by the daily amount of the assumed interest rate (3% per year, compounded annually) which is already incorporated in the calculation of variable dollar benefit payments.
Net Investment Factor: The Net Investment Factor for any Subaccount for any Valuation Period is determined by dividing NAV2 by NAV1 and subtracting a factor representing the mortality and expense risk charge and the administration charge (as well as the charges for any optional riders or endorsements) deducted from the Subaccount during that Valuation Period, where:
•	NAV1 is equal to the Net Asset Value for the Portfolio for the preceding Valuation Period; and

•	NAV2 is equal to the Net Asset Value for the Portfolio for the current Valuation Period plus the per share amount of any dividend or net capital gain distributions made by the Portfolio during the current Valuation Period, and plus or minus a per share charge or credit if the Company adjusts its tax reserves due to investment operations of the Subaccount or changes in tax law.
In other words, the Net Investment Factor represents the percentage change in the total value of assets invested by the Separate Account in a Portfolio. That percentage is then applied to Accumulation Unit Values and Benefit Unit Values as described in the discussion of those terms in this section of the prospectus
FORMS OF BENEFIT PAYMENTS UNDER SETTLEMENT OPTIONS
Fixed Dollar Payments
Fixed dollar benefit payments are determined by multiplying the amount applied to the fixed dollar benefit (expressed in thousands of dollars and after deduction of any fees and charges, loans, or applicable premium taxes) by the amount of the payment per $1,000 of value which the Company is currently paying for settlement options of that type. Fixed dollar benefit payments will remain level for the duration of the Benefit Payment Period.
The Company guarantees minimum fixed dollar benefit payment factors based on 1983 group annuity mortality tables, for blended lives (60% female/40% male) with interest at 3% per year, compounded annually. The minimum

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monthly payments per $1,000 of value for the Company’s standard settlement options are set forth in tables in the Contracts. Upon request, the Company will provide information about minimum monthly payments for ages or fixed periods not shown in the settlement option tables.
Variable Dollar Payments
The first variable dollar benefit payment is the amount it would be if it were a fixed dollar benefit payment calculated at the Company’s minimum guaranteed settlement option factors, reduced by a pro rata portion of the certificate maintenance fee, equal to the amount of the fee divided by the number of payments to be made over a 12-month period.
The amount of each subsequent variable dollar benefit payment will reflect the investment performance of the Subaccount(s) selected and may vary from payment to payment. For example, because the first benefit payment includes a 3% rate of interest, subsequent benefit payments will be less than the first payment if the net investment performance of the applicable Subaccount(s) is less than 3%.
The amount of each subsequent payment is the sum of the payment due for each Subaccount selected, less a pro rata portion of the certificate maintenance fee, as described above. The payment due for a Subaccount equals the shares for that Subaccount, which are the Benefit Units, times their value, which is the Benefit Unit Value for that Subaccount as of the end of the fifth Valuation Period preceding the due date of the payment.
The number of Benefit Units for each Subaccount selected is determined by allocating the amount of the first variable dollar benefit payment (before deduction of the pro rata portion of the certificate maintenance fee) among the Subaccount(s) selected in the percentages indicated by the Owner (or Payee). The dollar amount allocated to a Subaccount is divided by the Benefit Unit Value for that Subaccount as of the first day of the Benefit Payment Period. The result is the number of Benefit Units that the Company will pay for that Subaccount at each payment interval. The number of Benefit Units for each Subaccount remains fixed during the Benefit Payment Period, except as a result of any transfers among Subaccounts or as provided under the settlement option elected. An explanation of how Benefit Unit Values are calculated is included in the Glossary of Financial Terms of this prospectus.
FEDERAL TAX MATTERS
The following discussion supplements the discussion of federal tax matters in the prospectuses for the Contracts. This discussion is general and is not intended as tax advice. Federal income tax laws or the interpretation of those laws by the Internal Revenue Service may change at any time.
Taxation of Separate Account Income
The Company is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code (“IRC”). Since the Separate Account is not an entity separate from the Company, and its operations form a part of the Company, it will not be taxed separately as a “Regulated Investment Company” under Subchapter M of the IRC. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, the Company believes that it will not be taxed on the Separate Account investment income and realized net capital gains to the extent that such income and gains are applied to increase the reserves under the Contracts.
Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) to reflect such taxes.
In certain circumstances, owners of individual variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be included in the owner’s gross income. The Internal Revenue Service has stated in published rulings that a variable contract owner will be considered the owner of

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separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.
In Revenue Ruling 2003-91, the Internal Revenue Service provided guidance on the subject of investor control. This Revenue Ruling describes a safe harbor under which the owners of variable annuity contracts will not be considered the owners of the assets of the separate accounts used to support the contracts. The analysis section of the ruling states in part:
[The Contract owner] may not select or direct a particular investment to be made by either the Separate Account or the Sub-accounts. Holder may not sell, purchase, or exchange assets held in the Separate Account or the Sub-accounts. All investment decisions concerning the Separate Account or the Sub-accounts are made by [the Insurance Company] or [the Sub-account Investment] Advisor in their sole and absolute discretion.
The investment strategies of the Sub-accounts currently available are sufficiently broad to prevent the [Contract owner] from making particular investment decisions through investment in a Sub-account. Only [the Insurance Company] may add or substitute Sub-accounts or investment strategies in the future. No arrangement, plan, contract, or agreement exists between [the Contract owner] and [the Insurance Company] or between [the Contract owner] and [the Sub-Account Investment] Advisor regarding the specific investments or investment objective of the Sub-accounts. In addition, [the Contract owner] may not communicate directly or indirectly with [the Sub-account Investment] Advisor or with any of [the Insurance Company’s] investment officers concerning the selection, quality, or rate of return of any specific investment or group of investments held by Separate Account or in a Sub-account.
Investment in the Sub-accounts is available solely through the purchase of a Contract, thus, Sub-accounts are not publicly available. The ability to allocate premiums and transfer funds among Sub-accounts alone does not indicate that [the Contract owner] has control over either Separate Account or Sub-account assets sufficient to be treated as the owner of those assets for federal income tax purposes.
The ownership rights under the Contracts are intended to be within this safe harbor rule and are similar to, but different in certain respects from, those described by the Internal Revenue Service in other rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a Contract has more Subaccount options than what was contemplated in the rulings. These differences could result in an owner being treated as the owner of a pro rata portion of the assets of the Separate Account and/or Fixed Account. In addition, the Company does not know what additional standards may be set forth, if any, in future regulations or rulings that the Treasury Department might issue. The Company therefore reserves the right to modify the Contracts as necessary to attempt to prevent an owner from being considered the owner of a pro rata share of the assets of the Separate Account.
Tax Deferral on Non-tax qualified Contracts
Section 817(h) of the Code requires that with respect to Contracts that are not under a tax-qualified retirement plan, the investments of the Portfolios be “adequately diversified” in accordance with Treasury regulations in order for the Contracts to qualify as annuity contracts under federal tax law. The Separate Account, through the Portfolios, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affect how the Portfolios’ assets may be invested. Failure of a Portfolio to meet the diversification requirements could result in loss of tax deferred status to owners of Contracts that are not under a tax-qualified retirement plan.
FINANCIAL STATEMENTS
The audited financial statements of the Separate Account at December 31, 2009 and for the years ended December 31, 2009 and 2008, and the Company’s audited financial statements at December 31, 2009 and 2008, and for each of the three years in the period ended December 31, 2009, are included herein. Our financial statements included in this Statement of Additional Information should be considered only as bearing on our ability to meet our obligations

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under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.
FINANCIAL STATEMENTS TO BE UPDATED BY 485(B) POST EFFECTIVE AMENDMENT

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PART C
Other Information

Note:	This Part C contains information related to The Commodore Spirit® Variable Contract (File No. 333-19725), and Annuity Investors Variable Account B.
Item 24. Financial Statements and Exhibits
(a)	Financial Statements

All required financial Statements are included in Parts A or B of this Registration Statement.

(b)	Exhibits
(1)	Resolution of the Board of Directors of Annuity Investors Life Insurance Company® authorizing establishment of Annuity Investors® Variable Account B. 1/

(2)	Not Applicable.
(3)	(a)	Distribution Agreement between Annuity Investors Life Insurance Company® and AAG Securities, Inc. (n/k/a Great American Advisors®, Inc.). 2/
(b)	Revised Form of Selling Agreement between Annuity Investors Life Insurance® Company, AAG Securities, Inc. (n/k/a Great American Advisors®, Inc.) and another Broker-Dealer. 6/
(4)	Individual and Group Contract Forms, Endorsements and Riders.
(a)	Form of Qualified Individual Flexible Premium Deferred Variable Annuity Contract. 2/

(b)	Form of Non-Qualified Individual Flexible Premium Deferred Variable Annuity Contract. 2/

(c)	Form of Loan Endorsement to Individual Contract. 2/

(d)	Form of Tax Sheltered Annuity Endorsement to Individual Contract. 2/

(e)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Individual Contract. 1/

(f)	Form of Employer Plan Endorsement to Individual Contract. 2/

(g)	Form of Individual Retirement Annuity Endorsement to Individual Contract. 2/

(h)	Form of Texas Optional Retirement Program Endorsement to Individual Contract. 2/

(i)	Form of Long-Term Care Waiver Raider to Individual Contract. 2/

(j)	Form of Simple IRA Endorsement to Individual Contract. 2/

(k)	Form of Optional Death Benefit Endorsement to Individual Contract. 9/

(l)	Form of Group Flexible Premium Deferred Variable Annuity Contract. 2/

1

(m)	Form of Certificate of Participation under a Group Flexible Premium Deferred Variable Annuity Contract. 2/

(n)	Form of Loan Endorsement to Group Contract. 2/

(o)	Form of Loan Endorsement to Certificate of Participation under a Group Contract. 2/

(p)	Form of Tax Sheltered Annuity Endorsement to Group Contract. 2/

(q)	Form of Tax Sheltered Annuity Endorsement to Certificate of Participation under a Group Contract. 2/

(r)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract. 2/

(s)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate of Participation under Group Contract. 2/

(t)	Form of Employer Plan Endorsement to Group Contract. 2/

(u)	Form of Employer Plan Endorsement to Certificate of Participation under a Group Contract. 2/

(v)	Form of Deferred Compensation Endorsement to Group Contract. 2/

(w)	Form of Deferred Compensation Endorsement to Certificate of Participation under a Group Contract. 2/

(x)	Form of Texas Optional Retirement Program Endorsement to Group Contract. 2/

(y)	Form of Texas Optional Retirement Program Endorsement to Certificate of Participation under a Group Contract. 2/

(z)	Form of Long-Term Care Waiver Rider to Group Contract. 2/

(aa)	Form of Long-Term Care Waiver Rider to Certificate of Participation under a Group Contract. 2/

(bb)	Revised Form of Individual Retirement Annuity Endorsement to Individual Qualified Contract. 3/

(cc)	Revised Form of SIMPLE IRA Endorsement to Qualified Individual Contract. 3/

(dd)	Form of Roth IRA Endorsement to Qualified Individual Contract. 3/

(ee)	Revised Form of Employer Plan Endorsement to Group Contract. 3/

(ff)	Revised Form of Employer Plan Endorsement to Certificate of Participation under a Group Contract. 3/

(gg)	Revised Form of Employer Plan Endorsement to Qualified Individual Contract. 3/

(hh)	Revised Form of Tax Sheltered Annuity Endorsement to Group Contract. 3/

(ii)	Revised Form of Tax Sheltered Annuity Endorsement to Certificate of Participation under a Group Contract. 3/

(jj)	Revised Form of Tax Sheltered Annuity Endorsement to Qualified Individual Contract. 3/

(kk)	Revised Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract. 3/

(ll)	Revised Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate of Participation under a Group Contract. 3/

(mm)	Revised Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Qualified Individual Contract. 3/

(nn)	Form of Governmental Section 457 Plan Endorsement to Group Contract. 3/

(oo)	Form of Governmental Section 457 Plan Endorsement to Certificate of Participation under a Group Contract. 3/

(pp)	Form of Governmental Section 457 Plan Endorsement to Qualified Individual Contract. 3/

(qq)	Form of Successor Owner Endorsement to Group Contract. 6/

(rr)	Form of Successor Owner Endorsement to Certificate of Participation under a Group Contract. 6/

(ss)	Form of Successor Owner Endorsement to Qualified Individual Contract and Non-Qualified Individual Contract. 6/

(tt)	Revised Form of Successor Owner Endorsement to Group Contract. 7/

(uu)	Revised Form of Successor Owner Endorsement to Certificate of Participation under a Group Contract. 7/

(vv)	Revised Form of Successor Endorsement to Qualified Individual Contract and Non-Qualified Individual Contract. 7/

(ww)	Form of Individual Retirement Annuity Endorsement to Group Contract. 7/

(xx)	Form of Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract. 7/

(yy)	Form of SIMPLE Individual Retirement Annuity Endorsement to Group Contract. 7/

(zz)	Form of SIMPLE Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract. 7/

(aaa)	Form of Roth Individual Retirement Annuity Endorsement to Group Contract. 7/

(bbb)	Form of Roth Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract. 7/

(ccc)	Form of Unisex Endorsement to Non-Qualified Individual Contract. 7/

(ddd)	Form of Income Benefit Rider to Non-Qualified Individual Contract. 8/

(eee)	Form of Income Benefit Rider to Qualified Individual Contract. 8/

(fff)	Form of Income Benefit Rider to Group Contract. 8/

(ggg)	Form of Income Benefit Rider to Certificate of Participation under a Group Contract. 7/

(hhh)	Form of Death Benefit Amount Endorsement to Individual Contract. 11/

(iii)	Form of Death Benefit Amount Endorsement to Group Contract. 11/

(jjj)	Form of Death Benefit Amount Endorsement to Certificate of Participation under a Group Contract. 11/

(kkk)	Revised Form of Qualified Individual Flexible Premium Deferred Variable Annuity Contract. 12/

(lll)	Revised Form of Non-Qualified Individual Flexible Premium Deferred Variable Annuity Contract. 12/

(mmm)	Form of Settlement Options Endorsement to Group Contract. 14/

(nnn)	Form of Loan Restriction Endorsement to Group Contract. 15/

(nnn)	Form of Settlement Options Endorsement to Individual Contract. 14/

(ooo)	Form of Loan Restriction Endorsement to Individual Contract. 15/

(ppp)	Form of Restriction Endorsement to Individual Contract. 15/

(qqq)	Form of Guaranteed Lifetime Withdrawal Benefit Rider for Individual Contract. 19/

(rrr)	Form of Guaranteed Minimum Withdrawal Benefit Rider for Individual Contract. 19/

(sss)	Form of Guaranteed Lifetime Withdrawal Benefit Rider for Group Contract. 19/

(ttt)	Form of Guaranteed Minimum Withdrawal Benefit Rider for Group Contract. 19/

(uuu)	Form of Guaranteed Lifetime Withdrawal Benefit Rider for Certificate of Participation under Group Contract. 19/

(vvv)	Form of Guaranteed Minimum Withdrawal Benefit Rider for Certificate of Participation under Group Contract. 19/
(5)	(a)	Form of Application for Individual Flexible Premium Deferred Annuity Contract and Certificate of Participation under a Group Contract. 2/
(b)	Form of Application for Group Flexible Premium Deferred Annuity Contract. 2/

(c)	Revised Form of Application for Individual Flexible Premium Deferred Annuity Contract and Certificate of Participation under a Group Contract. 4/

(d)	Revised Form of Application for Group Flexible Premium Deferred Annuity Contract. 4/
(6)	(a)	Articles of Incorporation of Annuity Investors Life Insurance Company®. 1/
(i)	Amendment to Articles of Incorporation, adopted April 9, 1996 and approved by Secretary of State of Ohio on July 11, 1996. 2/

(ii)	Amendment to Articles of Incorporation adopted August 9, 1996 and approved by Secretary of State of Ohio on December 3, 1996. 2/
(b)	Code of Regulations of Annuity Investors Life Insurance Company®. 6/
(7)	Not Applicable.

(8)	(a)	Dreyfus Variable Insurance Trust: Participation Agreement between Annuity Investors Life Insurance Company® and Dreyfus Variable Investment Fund. 2/
(i)	Dreyfus Variable Insurance Trust: Letter of Agreement dated April 14, 1997 between Annuity Investors Life Insurance Company® and Dreyfus Variable Investment Fund. 2/

(ii)	Dreyfus Variable Insurance Trust: Third Amendment dated as of March 1, 2007 to Fund Participation Agreement. 20/
(b)	Dreyfus Stock Index Fund: Participation Agreement between Annuity Investors Life Insurance Company® and Dreyfus Stock Index Fund. 2/
(i)	Dreyfus Stock Index Fund: Letter of Agreement dated April 14, 1997 between Annuity Investors Life Insurance Company® and Dreyfus Stock Index Fund. 2/
(c)	Dreyfus Socially Responsible Growth Fund: Participation Agreement between Annuity Investors Life Insurance Company® and The Dreyfus Socially Responsible Growth Fund, Inc. 2/
(i)	Dreyfus Socially Responsible Growth Fund: Letter of Agreement dated April 14, 1997 between Annuity Investors Life Insurance Company ® and The Dreyfus Socially Responsible Growth Fund, Inc. 2/
(d)	Janus Aspen Series: Participation Agreement between Annuity Investors Life Insurance Company® and Janus Aspen Series. 2/
(i)	Janus Aspen Series: Amendment to Fund Participation Agreement as of December 1, 2005 between Janus Aspen Series and Annuity Investors Life Insurance Company. 18/

(ii)	Janus Aspen Series: Amendment to Participation Agreement dated as of May 1, 2008. 21/
(e)	[text intentionally deleted]

(f)	[text intentionally deleted]

(g)	Van Kampen Universal Institutional Funds: Participation Agreement between Annuity Investors Life Insurance Company® and Morgan Stanley Universal Institutional Funds, Inc. (n/k/a Van Kampen Universal Institutional Funds, Inc.).2/
(i)	Van Kampen Universal Institutional Funds: Amendment dated as of May 1, 2007 to Participation Agreement. 20/

(ii)	Van Kampen Universal Institutional Funds: Amendment dated as of May 1, 2008, to Participation Agreement. 21/
(h)	[text intentionally deleted]
(i)	Service Agreement between Annuity Investors Life Insurance Company® and American Annuity Group, Inc. (n/k/a Great American Financial Resources®, Inc.). 2/

(j)	Agreement between AAG Securities, Inc.(n/k/a Great American Advisors®, Inc.) and AAG Insurance Agency, Inc. 2/

(k)	Investment Services Agreement between Annuity Investors Life Insurance Company® and American Annuity Group, Inc. (n/k/a Great American Financial Resources®, Inc.). 2/

(l)	[text intentionally deleted]

(m)	[text intentionally deleted]

(n)	Dreyfus: Amended and Restated Agreement between The Dreyfus Corporation and Annuity Investors Life Insurance Company®. 2/
(i)	Dreyfus: Second Amendment dated December 1, 2004 to Agreement by and between the Dreyfus Corporation and Annuity Investors Life Insurance Company. 15/

(ii)	Dreyfus: Third Amendment dated as of March 1, 2007 to Agreement. 20/
(o)	Janus: Service Agreement between Annuity Investors Life Insurance Company® and Janus Capital Corporation. 2/

(p)	[text intentionally deleted]

(q)	The Timothy Plan Variable Series: Participation Agreement between The Timothy Plan Variable Series, Timothy Partners, Ltd. and Annuity Investors Life Insurance Company®. 4/

(r)	The Timothy Plan Variable Series: Service Agreement between The Timothy Plan Variable Series and Annuity Investors Life Insurance Company®. 4/

(s)	Deutsche: Participation Agreement between Bankers Trust, (f/k/a Deutsche Asset Management VIT Funds n/k/a Scudder Investments) and Annuity Investors Life Insurance Company®. 8/

(t)	Deutsche: Service Agreement between Bankers Trust (f/k/a Deutsche Asset Management VIT Funds n/k/a Scudder Investment) and Annuity Investors Life Insurance Company®. 8/

(u)	The Timothy Plan Variable Series: Participation Agreement between the Timothy Plan Variable Series, Timothy Partners, Ltd. and Annuity Investors Life Insurance Company®. 10/
(i)	The Timothy Plan Variable Series: Amendment effective January 12, 2006 among Annuity Investors Life Insurance Company, The Timothy Plan Variable Series and Timothy Partners, Ltd. to Participation Agreement. 18/
(v)	The Timothy Plan Variable Series: Service Agreement between the Timothy Plan Variable Series, Timothy Partners, Ltd. and Annuity Investors Life Insurance Company®. 10/

(w)	AIM Variable Insurance Funds: Amendment dated April 30, 2004 to Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc., Annuity Investors Life Insurance Company®, and Great American Advisors® 15/

(x)	PIMCO Variable Insurance Trust: Amendment dated December 1, 2004 to Participation Agreement by and between Annuity Investors Life Insurance Company®, PIMCO Variable Insurance Trust and PIMCO Fund Distributors LLC. 15/

(y)	American Century: Shareholder Series Agreement dated November 10, 2004 by and between Annuity Investors Life Insurance Company® and American Century Investment Services, Inc. 15/

(z)	Dreyfus: Second Amendment dated December 1, 2004 to Agreement by and between the Dreyfus Corporation and Annuity Investors Life Insurance Company®. 15/

(aa)	Oppenheimer Variable Account Funds: Participation Agreement between Annuity Investors Life Company® and the Oppenheimer Variable Accounts Funds. 16/

(bb)	[text intentionally deleted]

(cc)	PIMCO Variable Insurance Trust: Amendment effective as of May 1, 2005 among Annuity Investors Life Insurance Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors, LLC to Participation Agreement. 18/

(dd)	Davis Variable Account Fund: Participation Agreement among Davis Variable Account Fund, Inc., Davis Distributors, LLC and Annuity Investors Life Insurance Company. 20/
(i)	Davis Variable Account Fund: Amendment dated as of May 5, 2008 to Participation Agreement. 21/
(ee)	Franklin Templeton Variable Insurance Products: Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Annuity Investors Life Insurance Company and Great American Advisors, Inc. 20/
(i)	Franklin Templeton Variable Insurance Products Trust: Amendment No. 1 dated as of May 1, 2008 to Fund Participation Agreement. 21/
(ff)	FIVIT Ibbotson: Fund Participation Agreement among Annuity Investors Life Insurance Company, Financial Investors Variable Insurance Trust (Ibbotson Portfolios), ALPS Advisers, Inc. and ALPS Distributors, Inc. 20/
(i)	FIVIT Ibbotson Portfolios: Amended Schedule dated as of January 25, 2008 to Fund Participation Agreement. 21/
(gg)	Wilshire Variable Insurance Trust: Fund Participation Agreement among Wilshire Variable Insurance Trust, PFPC Distributors, Inc. and Annuity Investors Life Insurance Company. 20/

(hh)	Calamos Advisors Trust: Participation Agreement among Calamos Advisors Trust, Calamos Advisors LLC, Calamos Financial Services LLC and Annuity Investors Life Insurance Company. 20/
(i)	Calamos Advisors Trust: Amendment dated as of May 1, 2008 to Participation Agreement. 21/

(ii)	AIM Variable Insurance Funds: Amendment effective May 1, 2008, to Participation Agreement. 21/

(jj)	AIM: AIM Funds Intermediary Agreement Regarding Compliance with SEC Rule 22c-2 between AIM Investment Services, Inc. and Annuity Investors Life Insurance Company. 21/
(i)	AIM: Addendum to AIM Funds Intermediary Agreement Regarding Compliance with SEC Rule 22c-2 between AIM Investment Services, Inc. and Annuity Investors Life Insurance Company. 21/
(kk)	Calamos: Administrative Services Agreement between Calamos Advisors LLC and Annuity Investors Life Insurance Company dated as of May 1, 2007. 21/

(ll)	Calamos: Shareholder Information Agreement between Calamos Financial Services LLC and Annuity Investors Life Insurance Company dated as of November 26, 2007. 21/

(mm)	Dreyfus: 2006 Supplemental Agreement (including Rule 22c-2 provisions) between Dreyfus Service Corporation and Annuity Investors Life Insurance Company as of October 1, 2006. 21/

(nn)	DWS Variable Series I, Variable Series II and Investment VIT Funds: Amended and Restated Participation Agreement among Annuity Investors Life Insurance Company, DWS Variable Series I, DWS Variable Series II and DWS Investment VIT Funds, DWS Scudder Distributors, Inc. and Deutsche Investment Management Americas Inc. dates as of May 1, 2008. 21/

(oo)	DWS: Administrative Services Letter Agreement between Annuity Investors Life Insurance Company and Deutsche Investment Management Americas Inc. dated as of May1, 2008. 21/

(pp)	DWS: Supplemental Agreement (Rule 22c-2) between DWS Scudder Distributors, Inc. and Annuity Investors Life Insurance Company dated as of March 29, 2007. 21/

(qq)	FIVIT Ibbotson Portfolios: Rule 22c-2 Shareholder Information Agreement between Financial Investors Variable Insurance Trust and Annuity Investors Life Insurance Company as of May 1, 2007. 21/

(rr)	Franklin Templeton: Shareholder Information Agreement between Franklin/Templeton Distributors, Inc. and Annuity Investors Life Insurance Company dated April 16, 2007. 21/

(ss)	Janus: Supplemental Agreement (Rule 22c-2) between Janus Distributors LLC and Annuity Investors Life Insurance Company dated as of August 14, 2006. 21/

(tt)	Oppenheimer: Shareholder Information Agreement between OppenheimerFunds Distributor, Inc. and Annuity Investors Life Insurance Company dated as of October 11, 2006. 21/

(uu)	PIMCO: Rule 22c-2 Amendment to Participation Agreement between Allianz Global Investors Distributors LLC and Annuity Investors Life Insurance Company dated as of April 4, 2007. 21/

(vv)	Van Kampen: Shareholder Information Agreement between Morgan Stanley Distribution, Inc. and Annuity Investors Life Insurance Company dated as of March 1, 2007. 21/
(9)	Opinion and Consent of Counsel. 1/

(10)	Consent of Independent Registered Public Accounting Firm. 23/.

(11)	Not Applicable.

(12)	Not Applicable.

(99)	Powers of Attorney. 22/
1/	Filed with, and incorporated by reference to, Form N-4 on December 23, 1996.

2/	Filed with, and incorporated by reference to, Pre-Effective Amendment No. 1 on June 3, 1997.

3/	Filed with, and incorporated by reference to, Post-Effective Amendment No. 1 on February 27, 1998.

4/	Filed with, and incorporated by reference to, Post-Effective Amendment No. 2 on April 29, 1998.

5/	Incorporated by reference to Pre-Effective Amendment No. 1 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-51955 on July 6, 1998.

6/	Filed with, and incorporated by reference to, Post-Effective Amendment No. 3 on November 17, 1998.

7/	Filed with, and incorporated by reference to, Post-Effective Amendment No. 4 on February 1, 1999.

8/	Filed with, and incorporated by reference to, Post-Effective Amendment No. 5 on February 26, 1999.

9/	Filed with, and incorporated by reference to, Post-Effective Amendment No. 8 on May 1, 2001.

10/	Filed with, and incorporated by reference to, Post-Effective Amendment No. 9 on April 30, 2002.

11/	Filed with, and incorporated by reference to, Post Effective Amendment No. 11 on February 28, 2003.

12/	Filed with, and incorporated by reference to, Post-Effective Amendment No. 13 on February 27, 2004.

13/	[text intentionally deleted]

14/	Incorporated by reference to Post-Effective Amendment No. 9 filed on behalf of Annuity Investors® Variable Account A, 1933 Act File No. 33-65409 on or about March 1, 2005.

15/	Incorporated by reference to Post-Effective Amendment No. 5 filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-88302 on or about March 1, 2005.

16/	Incorporated by reference to Post-Effective Amendment No. 10 filed on behalf of Annuity Investors® Variable Account A, 1933 Act File No. 33-65409 on or about April 29, 2005.

17/	Filed with, and incorporated by reference to, Post-Effective Amendment No. 17 on or about April 29, 2005.

18/	Incorporated by reference to Post Effective Amendment No. 18 on May1, 2006.

19/	Incorporated by reference to Post-Effective Amendment No. 13 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-51955, 1940 Act File No. 811-08017 on May 1, 2007.

20/	Incorporated by reference to Post-Effective Amendment No. 14 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-51955, 1940 Act File No. 811-08017 on May 22, 2007.

21/	Incorporated by reference to Post-Effective Amendment No. 1 filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-148676, 1940 Act File No. 811-21095, on or about April 30, 2009.

22/	Filed herewith.

23/	To be filed by Post-Effective Amendment

Item 25. Directors and Officers of Annuity Investors Life Insurance Company

	Principal
	Business
Name	Address	Positions and Offices With the Company

Stephen Craig Lindner	(1)	Director

Christopher P. Miliano	(1)	Director

Mark Francis Muething	(1)	Director and Executive Vice President & Secretary

Michael J. Prager	(1)	Director

Charles R. Scheper	(1)	Director and President & Chief Executive Officer

Richard L. Magoteaux	(1)	Executive Vice President, Chief Financial Officer-Operations & Treasurer

John P. Gruber	(1)	Senior Vice President, General Counsel & Chief Compliance Officer

Mathew Dutkiewicz	(1)	Senior Vice President

Michael C. Frings	(1)	Senior Vice President

Adrienne Kessling	(1)	Senior Vice President-Operations

Catherine A. Crume	(1)	Vice President

James L. Henderson	(1)	Vice President

Dale Herr	(1)	Vice President

Brian Sponaugle	(1)	Vice President

Richard Crago	(1)	Assistant Vice President & Appointed Actuary

William T. Gaynor, Jr.	(1)	Assistant Vice President & Assistant General Counsel

D. Quentin Reynolds	(1)	Assistant Vice President

Rebecca J. Schriml	(1)	Assistant Vice President

William C. Ellis	(1)	Assistant Treasurer

Thomas E. Mischell	(1)	Assistant Treasurer

(1)	250 East Fifth St., Cincinnati OH 45202

Item 26. Persons Controlled by or Under Common Control with the Depositor and Registrant.
The Depositor, Annuity Investors Life Insurance Company® is an indirect wholly-owned subsidiary of American Financial Group, Inc., a publicly traded holding company (NYSE: AFG)
Annuity Investors ® Variable Account B is a segregated asset account of Annuity Investors Life Insurance Company.®
The following chart indicates the persons controlled by or under common control with the Company:

			% of Stock Owned by
		Date of	Immediate Parent
AFG ORGANIZATIONAL CHART	State of Domicile	Incorporation	Company (1)	Nature of Business
American Financial Group, Inc.	Ohio	07/01/1997		Diversified Financial Holding Company
American Financial Capital Trust II	Delaware	02/04/1997	100	Statutory Trust
American Financial Capital Trust III	Delaware	06/25/2003	100	Statutory Trust
American Financial Capital Trust IV	Delaware	06/25/2003	100	Statutory Trust
American Financial Enterprises, Inc.	Connecticut	01/01/1871	100 (2)	Closed End Investment Company
American Money Management Corporation	Ohio	03/01/1973	100	Securities Management Company
APU Holding Company	Ohio	10/15/2003	100	Holding Company
American Premier Underwriters, Inc.	Pennsylvania	04/13/1846	100	Diversified Company
The Ann Arbor Railroad Company	Michigan	09/21/1895	99	Inactive
The Associates of the Jersey Company	New Jersey	11/10/1804	100	Inactive
Cal Coal, Inc.	Illinois	05/30/1979	100	Inactive
Great Southwest Corporation	Delaware	10/25/1978	100	Real Estate Developer
World Houston, Inc.	Delaware	05/30/1974	100	Real Estate Developer
The Indianapolis Union Railway Company	Indiana	11/19/1872	100	Inactive
Lehigh Valley Railroad Company	Pennsylvania	04/21/1846	100	Inactive
Magnolia Alabama Holdings, Inc.	Delaware	05/18/2004	100	Holding Company
Magnolia Alabama Holdings LLC	Alabama	05/24/2004	100	Real Estate
The Owasco River Railway, Inc	New York	06/02/1881	100	Inactive
PCC Real Estate, Inc.	New York	12/15/1986	100	Holding Company
PCC Chicago Realty Corp.	New York	12/23/1986	100	Real Estate Developer
PCC Gun Hill Realty Corp.	New York	12/18/1985	100	Real Estate Developer
PCC Michigan Realty, Inc.	Michigan	11/09/1987	100	Real Estate Developer
PCC Scarsdale Realty Corp.	New York	06/01/1986	100	Real Estate Developer
PCC Technical Industries, Inc.	Delaware	11/18/1983	100	Holding Company
ESC, Inc.	California	11/02/1962	100	Inactive
Marathon Manufacturing Company	Delaware	12/07/1979	100	Inactive
PCC Maryland Realty Corp.	Maryland	08/18/1993	100	Real Estate Holding Company
Penn Camarillo Realty Corp.	California	11/24/1992	100	Real Estate Holding Company
Penn Central Energy Management Company	Delaware	05/11/1987	100	Inactive
Penn Towers, Inc.	Pennsylvania	08/01/1958	100	Inactive
Pennsylvania-Reading Seashore Lines	New Jersey	06/14/1901	66.67	Inactive
Pittsburgh and Cross Creek Railroad Company	Pennsylvania	08/14/1970	83	Inactive
Terminal Realty Penn Co.	District of Columbia	09/23/1968	100	Inactive
United Railroad Corp.	Delaware	11/25/1981	100	Inactive
Waynesburg Southern Railroad Company	Pennsylvania	09/01/1966	100	Inactive

12

			% of Stock Owned by
		Date of	Immediate Parent
AFG ORGANIZATIONAL CHART	State of Domicile	Incorporation	Company (1)	Nature of Business
GAI Insurance Company, Ltd.	Bermuda	09/18/1989	100	Reinsurance
Hangar Acquisition Corp.	Ohio	10/06/1995	100	Aircraft Investment
PLLS, Ltd.	Washington	05/14/1990	100	Insurance Agency
Premier Lease & Loan Services Insurance Agency, Inc.	Washington	12/27/1983	100	Insurance Agency
Premier Lease & Loan Services of Canada, Inc.	Washington	02/28/1991	100	Insurance Agency
Republic Indemnity Company of America	California	12/05/1972	100	Workers’ Compensation Insurance
Republic Indemnity Company of California	California	10/13/1982	100	Workers’ Compensation Insurance
Risico Management Corporation	Delaware	01/10/1989	100	Risk Management
Dixie Terminal Corporation	Ohio	04/23/1970	100	Real Estate Holding Company
Flextech Holding Co., Inc.	Ohio	08/31/2000	100	Packing Manufacturer
GAI Holding Bermuda Ltd.	Bermuda	10/03/2007	100	Holding Company
GAI Indemnity, Ltd.	United Kingdom	09/27/2007	100	Lloyd’s Corporate Member
Marketform Group Limited	United Kingdom	07/12/2002	67.24	Holding Company
Marketform Holdings Limited	United Kingdom	06/15/1998	100	Holding Company
Caduceus Underwriting Limited	United Kingdom	11/04/2002	100	Inactive
Lavenham Underwriting Limited	United Kingdom	08/15/2002	100	Lloyd’s Corporate Member
Marketform Limited.	United Kingdom	11/02/1988	100	Underwriting Intermediary
Gabinete Marketform SL	Spain	04/29/1996	100	Claims Handling & Client Services
Marketform Australia Pty Limited	Australia	03/12/2004	100	Claims Handling & Client Services
Studio Marketform SRL	Italy	05/05/2006	100	Claims Manager
Marketform Management Services Limited	United Kingdom	11/08/2002	100	Service Company
Marketform Managing Agency Limited	United Kingdom	06/15/1998	100	Managing Agency
Sampford Underwriting Limited	United Kingdom	04/22/2003	100	Lloyd’s Corporate Member
Marketform Trust Company Limited	United Kingdom	10/22/2004	100	Trustee
Great American Financial Resources, Inc.	Delaware	11/23/1992	100 (2)	Insurance Holding Company
AAG Holding Company, Inc.	Ohio	09/11/1996	100	Holding Company
Great American Financial Statutory Trust IV	Connecticut	04/21/2003	100	Financing Entity
Great American Life Insurance Company	Ohio	12/29/1961	100	Life Insurance Company
Aerielle, LLC	Delaware	02/13/2009	60 (2)	Marketing of Consumer Electronic Products
Annuity Investors Life Insurance Company	Ohio	11/13/1981	100	Life Insurance Company
Bay Bridge Marina Management, LLC	Maryland	06/30/2009	85	Liquor License Holder for Bay Bridge Grill
Brothers Management, LLC	Florida	06/11/2004	99	Restaurants & Ships Store
Consolidated Financial Corporation	Michigan	09/10/1985	100	Retirement & Financial Planning Company
GALIC — Bay Bridge Marina, LLC	Maryland	05/05/2005	100	Holding Company
GALIC Brothers, Inc.	Ohio	11/12/1993	80	Real Estate Management
GALIC Port Orange, LLC	Florida	09/28/2009	80 (2)	Mortgage Holder-Legacy at Crystal Lake Apartments
Galic Storage LLC	Florida	12/17/2009	100 (2)	Title holder — Tropical Storage
GALIC-Tuscany Ridge, LLC	Florida	12/10/2009	100 (2)	Mortgage Holder — Tuscany Ridge Apartments
Great American Life Insurance Company of New York	New York	12/23/1963	100	Life Insurance Company
Loyal American Holding Corporation	Ohio	09/20/2005	100	Holding Company
Loyal American Life Insurance Company	Ohio	05/18/1955	100	Life Insurance Company
ADL Financial Services, Inc.	North Carolina	09/10/1970	100	Inactive
American Retirement Life Insurance Company	Ohio	05/12/1978	100	Life Insurance Company
Great American Life Assurance Company	Ohio	08/10/1967	100	Life Insurance Company
Purity Financial Corporation	Florida	12/12/1991	100	Credit Union Marketing
Manhattan National Holding Corporation	Ohio	08/27/2008	100	Holding Company
Manhattan National Life Insurance Company	Illinois	12/20/1956	100	Life Insurance Company
Skipjack Marina Corp.	Maryland	06/24/1999	100	Marina Operator
United Teacher Associates, Ltd.	Texas	12/17/1998	100 (2)	Holding Company — Limited Partnership
United Teacher Associates Insurance Company	Texas	12/15/1958	100	Life Insurance Company
United Agency Brokerage GP Inc.	Texas	05/19/2003	100	Intermediate Holding Company
UTA Brokerage Group, LP	Texas	05/19/2003	100	Insurance Agency
AAG Insurance Agency, Inc.	Kentucky	12/06/1994	100	Insurance Agency
Ceres Group, Inc.	Delaware	10/22/1998	100	Holding Company
Central Reserve Life Insurance Company	Ohio	07/02/1963	100	Life Insurance Company
Provident American Life & Health Insurance Company	Ohio	04/06/1949	100	Life Insurance Company
United Benefit Life Insurance Company	Ohio	06/26/1957	100	Life Insurance Company
Ceres Administrators, L.L.C.	Delaware	12/04/1998	100	Administration Company

			% of Stock Owned by
		Date of	Immediate Parent
AFG ORGANIZATIONAL CHART	State of Domicile	Incorporation	Company (1)	Nature of Business
Ceres Sales, LLC	Delaware	10/19/1999	100	Inactive
Ceres Sales of Ohio, LLC	Ohio	11/07/2001	100	Insurance Agency
HealthMark Sales, LLC	Delaware	02/29/2000	100	Inactive
Great American Senior Benefits LLC	Ohio	05/25/2001	100	Insurance Agency
Continental General Corporation.	Nebraska	02/12/1988	100	Holding Company
Continental General Insurance Company	Ohio	05/24/1961	100	Life Insurance Company
Continental Print & Photo Co.	Nebraska	02/13/1975	100	Inactive
Great American Advisors, Inc.	Ohio	12/10/1993	100	Broker-Dealer
Great American Plan Administrators, Inc.	Ohio	05/31/1994	100	Payroll Servicer
Lifestyle Financial Investments, Inc.	Ohio	12/29/1993	100	Marketing Services
SPELCO (UK) Ltd.	United Kingdom		99	Inactive
SWTC Hong Kong Ltd.	Hong Kong		100	Inactive
SWTC, Inc.	Delaware		100	Inactive
Great American Holding, Inc.	Ohio	07/25/2002	100	Holding Company
American Empire Surplus Lines Insurance Company	Delaware	07/15/1977	100	Excess and Surplus Lines Insurance
American Empire Insurance Company	Ohio	11/26/1979	100	Property/Casualty Insurance
American Empire Underwriters, Inc.	Texas	05/19/1976	100	Insurance Agency
Great American International Insurance Limited	Ireland	01/05/2004	100	Insurance Company
Mid-Continent Casualty Company	Ohio	02/26/1947	100	Property/Casualty Insurance
Mid-Continent Assurance Company	Ohio	08/13/1992	100	Property/Casualty Insurance
Mid-Continent Excess and Surplus Insurance Company	Delaware	07/10/2009	100	Excess and Surplus Lines Insurance
Mid-Continent Specialty Insurance Services, Inc.	Oklahoma	06/15/2009	100	Surplus Lines Brokerage
Oklahoma Surety Company	Ohio	08/05/1968	100	Special Coverage Insurance Company
Premier International Insurance Company	British West Indies	11/19/2008	100	Direct Write Insurance Company
Great American Insurance Company	Ohio	03/07/1872	100	Property/Casualty Insurance
American Signature Underwriters, Inc.	Ohio	04/08/1996	100	Insurance Agency
Brothers Property Corporation	Ohio	09/08/1987	80	Real Estate Manager
Brothers Le Pavillon, LLC	Delaware	07/10/2006	100	Limited Liability Company Member
Brothers Le Pavillon (SPE), LLC	Delaware	07/10/2006	100	Real Estate Holding Company
Brothers Pennsylvanian Corporation	Pennsylvania	12/23/1994	100	Real Estate Manager
Brothers Property Management Corporation	Ohio	09/25/1987	100	Real Estate Management
Crescent Centre Apartments	Ohio	03/15/2006	100 (2)	Real Estate
Crop Managers Insurance Agency, Inc.	Kansas	08/09/1989	100	Insurance Agency
Dempsey & Siders Agency, Inc.	Ohio	05/09/1956	100	Insurance Agency
Eden Park Insurance Brokers, Inc.	California	02/13/1990	100	Wholesale Agency/Brokerage for E&S Lines
El Aguila, Compañia de Seguros, S.A. de C.V.	Mexico	11/24/1994	100	Property/Casualty Insurance
Financiadora de Primas Condor, S.A. de C.V..	Mexico	03/16/1998	99	Premium Finance
Farmers Crop Insurance Alliance, Inc.	Kansas	03/30/1982	100	Insurance Services Provider
FCIA Management Company, Inc.	New York	09/17/1991	100	Servicing Agent
Foreign Credit Insurance Association	New York	01/01/1961	beneficial interest	Unincorporated Association
GAI Warranty Company	Ohio	01/25/2001	100	Service Warranty Provider
GAI Warranty Company of Florida	Florida	03/23/2001	100	Service Warranty Provider
GAI Warranty Company of Canada Inc.	Ontario (Toronto, CN)	04/17/2002	100	Service Contract Provider
Global Premier Finance Company	Ohio	08/25/1998	100	Premium Finance
Great American Agency of Texas, Inc.	Texas	01/25/1994	100	Managing General Agency
Great American Alliance Insurance Company	Ohio	09/11/1945	100	Property/Casualty Insurance
Great American Assurance Company	Ohio	03/23/1905	100	Property/Casualty Insurance
Great American Casualty Insurance Company	Ohio	02/17/1981	100	Property/Casualty Insurance
Great American Claims Services, Inc.	Delaware	06/10/1986	100	Management Holding Company
Great American Contemporary Insurance Company	Ohio	04/16/1996	100	Property/Casualty Insurance
Great American E & S Insurance Company	Delaware	02/28/1979	100	Excess and Surplus Lines Insurance
Great American Fidelity Insurance Company	Delaware	01/12/1982	100	Excess and Surplus Lines Insurance
Great American Insurance Agency, Inc.	Ohio	04/20/1999	100	Insurance Agency
Great American Insurance Company of New York	New York	08/22/1947	100	Property/Casualty Insurance
Great American Lloyd’s Insurance Company	Texas	10/09/1979	beneficial interest	Lloyd’s Plan Insurer
Great American Lloyd’s, Inc.	Texas	08/02/1983	100	Corporate Attorney-in-Fact
Great American Management Services, Inc	Ohio	12/05/1974	100	Data Processing and Equipment Leasing
Great American Protection Insurance Company	Ohio	01/08/1990	100	Surplus Lines Insurance

			% of Stock Owned by
		Date of	Immediate Parent
AFG ORGANIZATIONAL CHART	State of Domicile	Incorporation	Company (1)	Nature of Business
Great American Re Inc.	Delaware	05/14/1971	100	Reinsurance Intermediary
Great American Security Insurance Company	Ohio	07/01/1987	100	Property/Casualty Insurance
Great American Spirit Insurance Company	Ohio	04/05/1988	100	Property/Casualty Insurance
Key Largo Group, Inc.	Florida	02/25/1969	100	Land Developer
National Interstate Corporation	Ohio	01/26/1989	53.78	Holding Company
American Highways Insurance Agency (OH)	Ohio	06/29/1999	100	Insurance Agency
Explorer RV Insurance Agency, Inc.	Ohio	07/17/1997	100	Insurance Agency
Hudson Indemnity, Ltd.	Cayman Islands	06/12/1996	100	Property/Casualty Insurance
Hudson Management Group, Ltd.	Virgin Islands	07/29/2004	100	Insurance Administrative Services
National Interstate Insurance Agency, Inc.	Ohio	02/13/1989	100	Insurance Agency
Commercial For Hire Transportation Purchasing Group	South Carolina	01/23/2004	beneficial interest	Purchasing Group
National Interstate Insurance Company	Ohio	02/10/1989	100	Property/Casualty Insurance
National Interstate Insurance Company of Hawaii, Inc.	Ohio	09/20/1999	100	Property/Casualty Insurance
Triumphe Casualty Company	Pennsylvania	10/26/1981	100	Property/Casualty Insurance
Safety Claims and Litigation Services, LLC	Montana	08/24/2006	100	Loss Control Consulting Company
Safety, Claims & Litigation Services, Inc.	Pennsylvania	06/23/1995	100	Litigation & Claims Support Services
Penn Central U.K. Limited.	United Kingdom	10/28/1992	100	Insurance Holding Company
Insurance (GB) Limited	United Kingdom	05/13/1992	100	Property/Casualty Insurance
Pinecrest Place LLC	Florida	11/05/2009	100	Mortgage Holder-Miami-Coconut Palm Estates
PLLS Canada Insurance Brokers Inc.	Ontario (Toronto, CN)	06/13/2001	49	Insurance Agency
Preferred Market Solutions, LLC	Ohio	01/08/2008	100	Brokerage Consultant Business
Professional Risk Brokers, Inc.	Illinois	03/01/1990	100	Wholesale Agency/Brokerage for E&S Lines
Strategic Comp Holdings, L.L.C.	Louisiana	12/28/2002	100	Holding Company
Strategic Comp Services, L.L.C.	Louisiana	12/31/2002	100	Claims Services Provider
Strategic Comp, L.L.C.	Louisiana	12/31/2002	100	Insurance Agency
One East Fourth, Inc.	Ohio	02/03/1964	100	Real Estate Holding Company
Pioneer Carpet Mills, Inc.	Ohio	04/29/1976	100	Inactive
AFC Coal Properties, Inc.	Ohio	12/18/1996	100	Coal Mining Company
Superior NWVN of Ohio, Inc.	Ohio	05/05/2000	100	Holding Company
TEJ Holdings, Inc.	Ohio	12/04/1984	100	Real Estate Holding Company
Three East Fourth, Inc.	Ohio	08/10/1966	100	Real Estate Holding Company

(1)	Except Directors Qualifying Shares

(2)	Total percentage owned by parent shown and by other affiliated company(s).

Item 27. Number of Contract Owners
As of                     , 2010, there were           Individual Contract Owners of which            were qualified and           were non-qualified.
As of                     , 2010, there were            Participants (Certificate Owners) in            Group Contracts.
[TO BE UPDATED BY POST-EFFECTIVE AMENDMENT].
Item 28. Indemnification
The Code of Regulations of Annuity Investors Life Insurance Company® provides in Article V as follows:
The Corporation shall, to the full extent permitted by the General Corporation Law of Ohio, indemnify any person who is or was director or officer of the Corporation and whom it may indemnify pursuant thereto. The Corporation may, within the sole discretion of the Board of Directors, indemnify in whole or in part any other persons whom it may indemnify pursuant thereto.
Insofar as indemnification for liability arising under the Securities Act of 1933 (“1933 Act”) may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by the director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.
The directors and officers of Annuity Investors Life Insurance Company® are covered under a Directors and Officers Reimbursement Policy. Under the Reimbursement Policy, directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers, except to the extent the Company has indemnified them. In general, the term “loss” means any amount which the directors or officers are legally obligated to pay for a claim for Wrongful Acts. In general, the term “Wrongful Acts” means any breach of duty, neglect, error, misstatement, misleading statement, omission or act by a director or officer while acting individually or collectively in their capacity as such claimed against them solely by reason of their being directors and officers. The primary policy under the program is with National Union Fire Insurance Company of Pittsburgh, PA, in the name of American Premier Underwriters, Inc.

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Item 29. Principal Underwriter
(a)	Great American Advisors®, Inc. is the underwriter and distributor of the Contracts as defined in the Investment Company Act of 1940 (“1940 Act”). It is also the underwriter and distributor of Annuity Investors®Variable Account B.
Great American Advisors®, Inc. does not act as a principal underwriter, depositor, sponsor or investment adviser for any investment company other than Annuity Investors® Variable Account A, Annuity Investors® Variable Account B, and Annuity Investors® Variable Account C.
(b)	Directors and Officers of Great American Advisors®, Inc.

Name and Principal Business Address	Position with Great American Advisors®, Inc.

James Lee Henderson (1)	President and Director

Mark Francis Muething (1)	Vice President, Secretary and Director

Peter J. Nerone (1)	Vice President

Paul Ohlin (1)	Treasurer

Shawn Mihal	Chief Compliance Officer

(1)	525 Vine Street, Cincinnati, Ohio 45202.
(c)	Required information is included in, and incorporated by reference to, Part B of this Registration Statement.
Item 30. Location of Accounts and Records
All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by at the Administrative Office.
Item 31. Management Services
Not Applicable.

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Item 32. Undertakings
(a)	Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)	Registrant undertakes that it will include either (1) as part of any application to purchase a Contract or Certificate offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Prospectus and Statement of Additional Information and any Financial Statements required to be made available under this Form promptly upon written or oral request to the Company at the address or phone number listed in the Prospectus.

(d)	The Company represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 for effectiveness of this Port-Effective Amendment to its Registration Statement and has caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned in the City of Cincinnati, State of Ohio on the 15th of February, 2010.

ANNUITY INVESTORS® VARIABLE ACCOUNT B (Registrant)
By:	/s/ Charles R. Scheper
Charles R. Scheper*
President, Chief Executive Officer and Director Annuity Investors Life Insurance Company®

ANNUITY INVESTORS LIFE INSURANCE COMPANY® (Depositor)
By:	/s/ Charles R. Scheper
Charles R. Scheper*
President, Chief Executive Officer and Director

As required by the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/ Charles R. Scheper Charles R. Scheper*	President and Chief Executive Officer	February 15, 2010

/s/ Richard L. Magoteaux Richard L. Magoteaux*	Treasurer	February 15, 2010

/s/ Stephen Craig Lindner Stephen Craig Lindner*	Director	February 15, 2010

/s/ Mark Francis Muething Mark Francis Muething*	Director	February 15, 2010

/s/ Christopher Miliano Christopher Miliano*	Director	February 15, 2010

/s/ Michael J. Prager Michael J. Prager*	Director	February 15, 2010

/s/ John P. Gruber *John P. Gruber, as Attorney-in-Fact		February 15, 2010

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

99.	Powers of Attorney.